N-4		12 Months Ended
	May 01, 2026 USD ($) yr	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Prospectus:
Document Type	N-4
Entity Registrant Name	Symetra Life Insurance Company
Entity Central Index Key	0001559495
Entity Investment Company Type	N-4
Document Period End Date	Apr. 28, 2026
Amendment Flag	false
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Credits are Based in Part on Index Performance [Text Block]	At the end of an Interest Term, we will credit Indexed Interest, which may be positive, negative, or zero, to amounts allocated to an Indexed Account based, in part, on the performance of a particular Index. Depending upon market conditions, you can gain or lose Contract Value in any of the Indexed Accounts.
Index-Linked Option Overview, Investor Could Lose Money if Index Declines [Text Block]	You could lose a significant amount of money if the Index declines in value.
Index-Linked Option Overview, Limits the Negative Return [Text Block]	Each Crediting Method permits positive interest to be credited, subject to a limit (the upside potential feature), and provides limited protection against negative interest (the downside protection feature).
Index-Linked Option Overview, Limits Positive Return [Text Block]	Each Crediting Method permits positive interest to be credited, subject to a limit (the upside potential feature), and provides limited protection against negative interest (the downside protection feature).
Overview, Investor Could Lose Money Due to Contract Adjustments if Amounts are Removed [Text Block]	. You could lose a significant amount of money due to the Interim Value calculation if amounts are removed from an Indexed Account prior to the end of an Interest Term.
Overview, Transactions Subject to Contract Adjustments [Text Block]	Surrenders, partial withdrawals (including repetitive withdrawals), death benefit payments, and annuitization from the Indexed Accounts prior to the end of an Interest Term will be based on the Interim Values of the Indexed Accounts.
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]

FEES, EXPENSES AND ADJUSTMENTS
Are there Charges or Adjustments for Early Withdrawals?
Yes. If you take a withdrawal during the first 6 Contract Years, you may be assessed a surrender charge of up to 9% of the amount withdrawn. For example, if you invest $100,000 in the Contract and make an early withdrawal, you could pay a surrender charge of up to $9,000. This loss will be greater if there is a negative Interim Value calculation, taxes, or tax penalties.

If all or a portion of the Contract Value is removed from an Indexed Account or from the Contract prior to the end of an Interest Term, we will apply an Interim Value calculation to the Indexed Account Value which may be negative. Surrenders, partial withdrawals (including repetitive withdrawals), death benefit payments, and annuitization from the Indexed Accounts prior to the end of an Interest Term will be based on the Interim Values of the Indexed Accounts. In extreme situations, you could lose up to 100% of your investment due to the Interim Value calculation. For example, if you allocate $100,000 to an Indexed Account with a 2 year Interest Term, and later withdraw the entire amount before the 2 years have ended, you could lose up to $100,000 of your investment. This loss will be greater if the amount withdrawn is also subject to a surrender charge, taxes, and tax penalties.

For more information, see “Charges and Adjustments”.
Are there Transaction Charges?	No.
For more information, see “Charges and Adjustments”.
Are there Ongoing Fees and Expenses (annual charges)?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the investment options and optional benefits you choose. Please refer to your Contract data page for information about the specific fees you will pay each year based on the options you have elected.

There is an implicit ongoing fee on Indexed Accounts to the extent that your participation in Index gains is limited by us through the use of the Cap, Participation Rate, Trigger Rate, or Dual Trigger Rate. This means that your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.This implicit ongoing fee is not reflected in the tables below.

Annual Fee	Minimum	Maximum
Optional benefits available for an additional charge (for a single Indexed Account Interest Term, if elected)(1)	1%	6%
(1) Referred to as the “Indexed Account Charge” for certain Indexed Accounts. The Indexed Account Charge is 1% per year of the Interest Term and is deducted from the Indexed Account Value at the end of each Interest Term. The Indexed Account Charge is 1% for 1 year Interest Terms, 2% for 2 year Interest Terms, and 6% for 6 year Interest Terms. All or a portion of the Indexed Account Charge is deducted if you make a full or partial withdrawal from the Indexed Account during the Interest Term.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges and negative Interim Value calculations that substantially increase costs.

Lowest Annual Cost: $0	Highest Annual Cost: $910.85
Assumes the following:

•Investment of $100,000 in an Indexed Account
•5% annual appreciation
•No Indexed Account Charge
•No optional benefits
•No sales charges
•No additional transfers or withdrawals
•0% loss due to the Interim Value calculation

Assumes the following:

•Investment of $100,000 in an Indexed Account
•5% annual appreciation
•Indexed Account Charge
•No sales charges
•No additional transfers or withdrawals
•0% loss due to the Interim Value calculation

	For more information, see “Charges and Adjustments,” “Investment Options,” and “Additional Information on the Indexed Accounts.”
Charges for Early Withdrawals [Text Block]
Yes. If you take a withdrawal during the first 6 Contract Years, you may be assessed a surrender charge of up to 9% of the amount withdrawn. For example, if you invest $100,000 in the Contract and make an early withdrawal, you could pay a surrender charge of up to $9,000. This loss will be greater if there is a negative Interim Value calculation, taxes, or tax penalties.

If all or a portion of the Contract Value is removed from an Indexed Account or from the Contract prior to the end of an Interest Term, we will apply an Interim Value calculation to the Indexed Account Value which may be negative. Surrenders, partial withdrawals (including repetitive withdrawals), death benefit payments, and annuitization from the Indexed Accounts prior to the end of an Interest Term will be based on the Interim Values of the Indexed Accounts. In extreme situations, you could lose up to 100% of your investment due to the Interim Value calculation. For example, if you allocate $100,000 to an Indexed Account with a 2 year Interest Term, and later withdraw the entire amount before the 2 years have ended, you could lose up to $100,000 of your investment. This loss will be greater if the amount withdrawn is also subject to a surrender charge, taxes, and tax penalties.
	For more information, see “Charges and Adjustments”.
Surrender Charge Phaseout Period, Years | yr	6
Surrender Charge (of Purchase Payments) Maximum [Percent]	9.00%
Surrender Charge Example Maximum [Dollars]	$ 9,000
Key Information, Contract Adjustments if Amounts are Removed [Text Block]	If all or a portion of the Contract Value is removed from an Indexed Account or from the Contract prior to the end of an Interest Term, we will apply an Interim Value calculation to the Indexed Account Value which may be negative.
Key Information, Maximum Loss Resulting from Negative Adjustment [Percent]	100.00%
Key Information, Example of Maximum Loss Resulting from Negative Adjustment [Text Block]	For example, if you allocate $100,000 to an Indexed Account with a 2 year Interest Term, and later withdraw the entire amount before the 2 years have ended, you could lose up to $100,000 of your investment. This loss will be greater if the amount withdrawn is also subject to a surrender charge, taxes, and tax penalties.
Key Information, Example of Maximum Loss on One Hundred Thousand Dollars Resulting from Negative Adjustment	$ 100,000
Transaction Charges [Text Block]	No. For more information, see “Charges and Adjustments”.
Ongoing Fees and Expenses [Table Text Block]
Yes. The table below describes the fees and expenses that you may pay each year, depending on the investment options and optional benefits you choose. Please refer to your Contract data page for information about the specific fees you will pay each year based on the options you have elected.

There is an implicit ongoing fee on Indexed Accounts to the extent that your participation in Index gains is limited by us through the use of the Cap, Participation Rate, Trigger Rate, or Dual Trigger Rate. This means that your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.This implicit ongoing fee is not reflected in the tables below.

Annual Fee	Minimum	Maximum
Optional benefits available for an additional charge (for a single Indexed Account Interest Term, if elected)(1)	1%	6%
(1) Referred to as the “Indexed Account Charge” for certain Indexed Accounts. The Indexed Account Charge is 1% per year of the Interest Term and is deducted from the Indexed Account Value at the end of each Interest Term. The Indexed Account Charge is 1% for 1 year Interest Terms, 2% for 2 year Interest Terms, and 6% for 6 year Interest Terms. All or a portion of the Indexed Account Charge is deducted if you make a full or partial withdrawal from the Indexed Account during the Interest Term.

	Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges and negative Interim Value calculations that substantially increase costs.
Optional Benefits Minimum [Percent]	1.00%
Optional Benefits Maximum [Percent]	6.00%
Optional Benefits Footnotes [Text Block]	(1) Referred to as the “Indexed Account Charge” for certain Indexed Accounts. The Indexed Account Charge is 1% per year of the Interest Term and is deducted from the Indexed Account Value at the end of each Interest Term. The Indexed Account Charge is 1% for 1 year Interest Terms, 2% for 2 year Interest Terms, and 6% for 6 year Interest Terms. All or a portion of the Indexed Account Charge is deducted if you make a full or partial withdrawal from the Indexed Account during the Interest Term.
Index-Linked Option, Implicit Ongoing Fees [Text Block]	There is an implicit ongoing fee on Indexed Accounts to the extent that your participation in Index gains is limited by us through the use of the Cap, Participation Rate, Trigger Rate, or Dual Trigger Rate.
Index-Linked Option, Implicit Ongoing Fees Return may be Lower than the Index Return [Text Block]	This means that your returns may be lower than the Index’s returns.
Index-Linked Option, Implicit Ongoing Fees Provide Some Protection from Index Losses [Text Block]	In return for accepting this limit on Index gains, you will receive some protection from Index losses.
Index-Linked Option, Implicit Ongoing Fees Not Reflected [Text Block]	This implicit ongoing fee is not reflected in the tables below.
Investment Options Footnotes [Text Block]	For more information, see “Charges and Adjustments,” “Investment Options,” and “Additional Information on the Indexed Accounts.”
Lowest and Highest Annual Cost [Table Text Block]

Lowest Annual Cost: $0	Highest Annual Cost: $910.85
Assumes the following:

•Investment of $100,000 in an Indexed Account
•5% annual appreciation
•No Indexed Account Charge
•No optional benefits
•No sales charges
•No additional transfers or withdrawals
•0% loss due to the Interim Value calculation

Assumes the following:

•Investment of $100,000 in an Indexed Account
•5% annual appreciation
•Indexed Account Charge
•No sales charges
•No additional transfers or withdrawals
•0% loss due to the Interim Value calculation

Lowest Annual Cost [Dollars]	$ 0
Highest Annual Cost [Dollars]	$ 910.85
Lowest Annual Cost Footnotes [Text Block]
Assumes the following:

•Investment of $100,000 in an Indexed Account
•5% annual appreciation
•No Indexed Account Charge
•No optional benefits
•No sales charges
•No additional transfers or withdrawals
•0% loss due to the Interim Value calculation

Highest Annual Cost Footnotes [Text Block]
Assumes the following:

•Investment of $100,000 in an Indexed Account
•5% annual appreciation
•Indexed Account Charge
•No sales charges
•No additional transfers or withdrawals
	•0% loss due to the Interim Value calculation
Risks [Table Text Block]

RISKS
Is there a Risk of Loss from Poor Performance?
Yes. You can lose money by investing in the Contract.

The following chart shows the maximum percentage of your investment you could lose due to negative Index performance after taking into account the current limits on Index loss provided under the Contract.

Crediting Method	Maximum Potential Loss % for Negative Performance
10% Buffer	90%
15% Buffer	85%
20% Buffer	80%
30% Buffer	70%
100% Buffer	0%
10% Buffer Plus Rate	90%
20% Buffer Plus Rate	80%
30% Buffer Plus Rate	70%

We do not guarantee that the Contract will always offer Indexed Accounts that limit Index losses, which would mean risk of loss of the entire amount invested.

For more information, see “Principal Risks of Investing in the Contract,” “Investment Options,” and “Additional Information on the Indexed Accounts.”

RISKS
Is this a Short-Term Investment?
No. The Contract is not a short-term investment and is not appropriate if you need ready access to cash. The benefits of tax deferral and living benefit protections also mean the Contract is more beneficial to investors with a long-time horizon. Tax penalties may apply to withdrawals taken before age 59 ½. Withdrawals from the Contract may be subject to a surrender charges, taxes, and tax penalties. Amounts removed from an Indexed Account before the end of the Interest Term may also result in a negative Interim Value calculation and loss of positive performance. If you take a withdrawal prior to the end of an Interest Term, the withdrawal will cause a reduction (perhaps significant reduction) to your Base Value. Reductions to your Base Value will negatively impact your Indexed Account Value for the remainder of the Interest Term and may result in a lower amount of Indexed Interest being credited, if any, at the end of the Interest Term as well as reduce the amount of Death Benefit available to your Beneficiaries.

At the end of each Interest Term or if the Return Lock feature has been exercised, at the end of the current or any subsequent Interest Term Year, you may elect to transfer your Contract Value between the Fixed Account and any Indexed Account(s) and between Indexed Account(s) and begin a new Interest Term. If we do not receive a transfer request from you by the Transfer Notice Deadline, your allocations will remain the same and no transfers will occur. If an Indexed Account in which you are invested is no longer offered and we do not receive a transfer request, any amount in that Indexed Account will be transferred to the Fixed Account.

For more information, see “Principal Risks of Investment in the Contract” and “Transfers”.

What are the Risks Associated with the Investment Options?
Investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., the Indexed Accounts). Each investment option (including the Fixed Account) has its own unique risks. You should review the available investment options before making an investment decision.

All of the Indices we currently offer are price return indices which do not reflect dividends or distributions paid on the components of the Indices. This reduces the Index Return and will cause the Index to underperform a direct investment in the securities composing the Index.

The upside potential feature of the applicable Crediting Methods will limit positive Index Returns (e.g., limited upside). This may result in you earning less than the Index Return. For example:

The Cap represents the maximum positive Adjusted Index Return for a given Interest Term and limits the amount of positive Indexed Interest that we may be obligated to credit for any Interest Term. If the Cap is 8%, the Participation Rate is 100% and the Index Return is 15%, we would credit Indexed Interest at the Adjusted Index Return of 8% (the Index Return up to the Cap) at the end of the Interest Term.

The Participation Rate represents a percentage that can be applied to the Index Return for an Interest Term. If the Participation Rate is 100% with no Cap and the Index Return is 5%, we would multiply the Index Return of 5% by 100%. As a result, we would credit Indexed Interest to your Base Value at the Adjusted Index Return of 5% (100% of the Index Return) at the end of the Interest Term.

If the Index Return is 0% or greater, the Adjusted Index Return equals the Trigger Rate. If the Trigger Rate is 5% and the Index Return is 10%, the Adjusted Index Return equals the 5% Trigger Rate.

If the Index Return is positive, zero, or negative within the Buffer, the Adjusted Index Return equals the Dual Trigger Rate. If the Dual Trigger Rate is 4% and the Index Return is 10% (a positive Index Return), the Adjusted Index Return equals the 4% Dual Trigger Rate. Similarly, if the Index Return is -3% (negative within the Buffer), the Adjusted Index Return would equal the Dual Trigger Rate of 4%.

The downside protection feature of the applicable Crediting Methods will limit negative Index Returns (e.g., limited protection in the case of market decline). For example:

The Buffer represents the amount of negative Index Return that you are protected from before you are credited with negative Indexed Interest. If the Buffer is 10% and the Index Return is -15% (negative Index Return that exceeds the Buffer), we would credit Indexed interest at the Adjusted Index Return of -5%.

The Buffer Plus Rate is added to any negative Index Return to determine the Adjusted Index Return. If the Buffer Plus Rate is 20% and the Index Return is -15% (negative within the Buffer Plus Rate), we would credit Indexed Interest at the Adjusted Index Return of 5%. The Buffer Plus Rate is also the Adjusted Index Return if the Index Return is zero or positive below the Buffer Plus Rate. When the positive Index Return is higher than the Buffer Plus Rate, any positive Index Return in excess of the Buffer Plus Rate is multiplied by the Participation Rate, and then that result is added to the Buffer Plus Rate (subject to the Cap, if applicable) to determine the Adjusted Index Return.

For more information, see “Principal Risks of Investing in the Contract,” “Investment Options,” “Additional Information on the Indexed Accounts”, and “Appendix A: Investment Options Available Under the Contract”.

What are the Risks Related to the Insurance Company?
Investment in the Contract is subject to the risks related to Symetra Life Insurance Company. Any obligations (including obligations related to the Symetra Fixed Account and Indexed Accounts), guarantees, and benefits provided for under the Contract are subject to our financial strength and claims-paying ability. More information about us, including our financial strength ratings, is available upon request by calling 1-800-796-3872, or visiting us at investors.symetra.com.

For more information, see “Principal Risks of Investing in the Contract”.

RESTRICTIONS
Are there Restrictions on the Investment Options?
Yes. You may allocate amounts under the Contract to one or more of the Indexed Accounts available to you. Certain Indexed Accounts are closed to new investors and only available to Contract Owners who had Indexed Account Value invested in them as of a certain date. Once the applicable Interest Term is over, these Indexed Accounts will close. No new allocations are permitted to these Indexed Accounts.

We reserve the right to add, combine, restrict or remove any Indexed Account available as an investment option under your Contract. We further reserve the right to restrict or remove the Fixed Account as an investment option available under the Contract.

We may also add or remove an Index or Crediting Method during the time that you own the Contract. There is no guarantee that any particular Indexed Account, Index, or Crediting Method will be available during the entire time that you own your Contract. We may replace an Index at any time during an Interest Term.

Transfers may only be made at the end of each Interest Term or, if the Return Lock feature has been exercised, at the end of the current or any subsequent Interest Term Year.

The amount of Contract Value allocated to an Indexed Account at the beginning of an Interest Term must be at least $2,000.

If any transfer or Indexed Account Charge reduces an Indexed Account Value to less than $2,000, the entire amount remaining in that Indexed Account will be automatically transferred to the Fixed Account.

You may exercise the Return Lock feature only once during an Interest Term for each Indexed Account. Once you exercise the Return Lock feature, it may not be revoked.

The Contract is a single premium annuity contract. Additional Purchase Payments will not be accepted.

We may change the Caps, Participation Rates, Trigger Rates, and Dual Triggers Rates from one Interest Term to the next, subject to the guaranteed minimum rates for each upside potential feature.

Not all Indexed Accounts may be available in all states. Also, your selling firm may not recommend the selection of certain Indexed Accounts or other features available under the Contract based on criteria established by the selling firm. You should speak with your financial professional for details about the Indexed Accounts and features available to you.

Investment Restrictions [Text Block]
Yes. You may allocate amounts under the Contract to one or more of the Indexed Accounts available to you. Certain Indexed Accounts are closed to new investors and only available to Contract Owners who had Indexed Account Value invested in them as of a certain date. Once the applicable Interest Term is over, these Indexed Accounts will close. No new allocations are permitted to these Indexed Accounts.

We reserve the right to add, combine, restrict or remove any Indexed Account available as an investment option under your Contract. We further reserve the right to restrict or remove the Fixed Account as an investment option available under the Contract.

We may also add or remove an Index or Crediting Method during the time that you own the Contract. There is no guarantee that any particular Indexed Account, Index, or Crediting Method will be available during the entire time that you own your Contract. We may replace an Index at any time during an Interest Term.

Transfers may only be made at the end of each Interest Term or, if the Return Lock feature has been exercised, at the end of the current or any subsequent Interest Term Year.

The amount of Contract Value allocated to an Indexed Account at the beginning of an Interest Term must be at least $2,000.

If any transfer or Indexed Account Charge reduces an Indexed Account Value to less than $2,000, the entire amount remaining in that Indexed Account will be automatically transferred to the Fixed Account.

You may exercise the Return Lock feature only once during an Interest Term for each Indexed Account. Once you exercise the Return Lock feature, it may not be revoked.

The Contract is a single premium annuity contract. Additional Purchase Payments will not be accepted.

We may change the Caps, Participation Rates, Trigger Rates, and Dual Triggers Rates from one Interest Term to the next, subject to the guaranteed minimum rates for each upside potential feature.

Not all Indexed Accounts may be available in all states. Also, your selling firm may not recommend the selection of certain Indexed Accounts or other features available under the Contract based on criteria established by the selling firm. You should speak with your financial professional for details about the Indexed Accounts and features available to you.
For more information, see “Principal Risks of Investing in the Contract,” “Purchase,” “Investment Options,” “Additional Information on the Indexed Accounts,” “Transfers”, “State Variations” and “Appendix D - Financial Intermediaries”.

Key Information, Benefit Restrictions [Text Block]
Yes. Except as provided otherwise, Contract benefits may be modified or terminated by the Company.

All withdrawals will reduce the death benefit, perhaps significantly, and the reduction may be more than the amount of the withdrawal.
For more information see “Principal Risks of Investing in the Contract,” "Return Lock,” and “Access to Your Money During the Accumulation Phase.”

Tax Implications [Text Block]
You should consult a competent tax professional about your individual circumstances to determine the tax implications of an investment in and Purchase Payment received under the Contract. There is no additional tax benefit if you purchased the Contract through a tax-qualified vehicle including but not limited to an individual retirement account (IRA). Access to amounts held in a qualified Contract may be restricted or prohibited.

All distributions other than death benefits, including surrenders and withdrawals will be subject to ordinary income tax, and may be subject to tax penalties.
	For more information, see “Taxes”.
Investment Professional Compensation [Text Block]
Some investment professionals may receive compensation for selling the Contract to investors. Investment professionals who solicited sales of the Contracts receive a portion of the commission payable to the broker-dealer firm, depending on the agreement between the broker-dealer and the investment professional. We pay commissions as a percentage of the Purchase Payment invested in the Contract.

These investment professionals may receive different compensation for selling different investment products and may have a financial incentive to offer or recommend the Contract over another investment.
	For more information, see “Distribution”.
Exchanges [Text Block]
An investment professional may have a financial incentive to offer you a new contract in the place of a contract you already own.

You should only exchange your contract for a new one if you determine, after comparing the features fees and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable for you to purchase the new contract rather than continue to own the existing contract.
	For more information, see “Distribution”.
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]
FEE TABLE

The following tables describe the fees, expenses and adjustments you will pay when buying, owning and surrendering or making withdrawals from an investment option or from the Contract. Please refer to your Contract data page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time that you buy the Contract, or surrender or make withdrawals from an investment option or from the Contract. State premium taxes may also be deducted.

TRANSACTION EXPENSES	MAXIMUM AMOUNT DEDUCTED	CURRENT AMOUNT DEDUCTED
SURRENDER CHARGE (1) (As a percentage of the amount withdrawn)	9%
Year 1 ...........................   9%
Year 2 ........................... 8%
Year 3 ...........................   7%
Year 4 ...........................   6%
Year 5 ...........................   5%
Year 6 ...........................   4%
Year 7+..........................   0%

(1) Surrender charges apply to withdrawals and surrenders in excess of the Free Withdrawal Amount. In addition, surrender charges may be waived if you are eligible to exercise the Nursing Home and Terminal Illness Waiver.

The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Contract Value is removed from an investment option or from the Contract before the expiration of a specified period.

ADJUSTMENTS (1)
Maximum Potential Loss Due to the Interim Value calculation (as a percentage of Contract Value at the start of an Interest Term or amount withdrawn, as applicable)	100%
(1) Account value adjusts daily, known as the Interim Value. The Interim Value represents the daily value of the underlying hypothetical investments associated with your selected Indexed Account(s). Except for the first and last Business Day of an Interest Term, your Indexed Account Value is largely based on your Interim Value and is the amount available for withdrawals, surrenders, annuitization and death benefits. The Interim Value will also be used if you exercise the Return Lock feature. The maximum loss would only occur if there is a total surrender of the Indexed Account Value during the Interest Term at a time when the Index Value has declined to zero.

The next table described the fees and expenses that you will pay each year during the time that you own the Contract. If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

OPTIONAL BENEFIT EXPENSES	MAXIMUM GUARANTEED CHARGE
Indexed Account Charge (1) (as a percentage of the Indexed Account Base Value)
1 Year Interest Term	1%
2 Year Interest Term (1% charge each year for the 2-year Interest Term)	2%
6 Year Interest Term (1% charge each year for the 6-year Interest Term)	6%
(1) The Indexed Account Charge is only applicable to certain Indexed Accounts. See “Investment Options” for a listing of Indexed Accounts with the Indexed Account Charge.

In addition to the fees described above, we limit the amount you can earn on certain of the Indexed Account options. This means your returns may be lower than the Index's returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.

Transaction Expenses [Table Text Block]

TRANSACTION EXPENSES	MAXIMUM AMOUNT DEDUCTED	CURRENT AMOUNT DEDUCTED
SURRENDER CHARGE (1) (As a percentage of the amount withdrawn)	9%
Year 1 ...........................   9%
Year 2 ........................... 8%
Year 3 ...........................   7%
Year 4 ...........................   6%
Year 5 ...........................   5%
Year 6 ...........................   4%
Year 7+..........................   0%

(1) Surrender charges apply to withdrawals and surrenders in excess of the Free Withdrawal Amount. In addition, surrender charges may be waived if you are eligible to exercise the Nursing Home and Terminal Illness Waiver.

Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	9.00%
Deferred Sales Load, Footnotes [Text Block]
(1) Surrender charges apply to withdrawals and surrenders in excess of the Free Withdrawal Amount. In addition, surrender charges may be waived if you are eligible to exercise the Nursing Home and Terminal Illness Waiver.

Annual Contract Expenses [Table Text Block]
The next table described the fees and expenses that you will pay each year during the time that you own the Contract. If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

OPTIONAL BENEFIT EXPENSES	MAXIMUM GUARANTEED CHARGE
Indexed Account Charge (1) (as a percentage of the Indexed Account Base Value)
1 Year Interest Term	1%
2 Year Interest Term (1% charge each year for the 2-year Interest Term)	2%
6 Year Interest Term (1% charge each year for the 6-year Interest Term)	6%
	(1) The Indexed Account Charge is only applicable to certain Indexed Accounts. See “Investment Options” for a listing of Indexed Accounts with the Indexed Account Charge.
Optional Benefit Expense, Footnotes [Text Block]	(1) The Indexed Account Charge is only applicable to certain Indexed Accounts. See “Investment Options” for a listing of Indexed Accounts with the Indexed Account Charge.
Annual Portfolio Company Expenses [Table Text Block]
The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Contract Value is removed from an investment option or from the Contract before the expiration of a specified period.

ADJUSTMENTS (1)
Maximum Potential Loss Due to the Interim Value calculation (as a percentage of Contract Value at the start of an Interest Term or amount withdrawn, as applicable)	100%
	(1) Account value adjusts daily, known as the Interim Value. The Interim Value represents the daily value of the underlying hypothetical investments associated with your selected Indexed Account(s). Except for the first and last Business Day of an Interest Term, your Indexed Account Value is largely based on your Interim Value and is the amount available for withdrawals, surrenders, annuitization and death benefits. The Interim Value will also be used if you exercise the Return Lock feature. The maximum loss would only occur if there is a total surrender of the Indexed Account Value during the Interest Term at a time when the Index Value has declined to zero.
Portfolio Company Expenses [Text Block]	Maximum Potential Loss Due to the Interim Value calculation (as a percentage of Contract Value at the start of an Interest Term or amount withdrawn, as applicable)
Portfolio Company Expenses Maximum [Percent]	100.00%
Portfolio Company Expenses, Footnotes [Text Block]	(1) Account value adjusts daily, known as the Interim Value. The Interim Value represents the daily value of the underlying hypothetical investments associated with your selected Indexed Account(s). Except for the first and last Business Day of an Interest Term, your Indexed Account Value is largely based on your Interim Value and is the amount available for withdrawals, surrenders, annuitization and death benefits. The Interim Value will also be used if you exercise the Return Lock feature. The maximum loss would only occur if there is a total surrender of the Indexed Account Value during the Interest Term at a time when the Index Value has declined to zero.
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

The purchase of the Contract involves certain risks. You should carefully consider the following factors, in addition to the matters set forth elsewhere in this prospectus, prior to purchasing the Contract.
GENERAL LIQUIDITY RISK
We designed the Contract to be a long-term investment that you may use to help save for retirement. The Contract is not suitable as a short-term savings vehicle. If you take withdrawals from your Contract during the Surrender Charge Period, surrender charges may apply as well as, taxes and a 10% additional federal tax if taken before age 59½. In addition, withdrawals from the Indexed Accounts prior to the end of an Interest Term will be based on the Interim Value(s) of the Indexed Account(s) in which you are invested. In extreme circumstances, you could lose up to 100% of your Contract Value allocated to an Indexed Account due to a negative Interim Value calculation. See “Interim Value Risk” below for additional information about the risks related to Interim Values. If you plan on taking withdrawals that will be subject to surrender charges, Interim Value calculations, or additional federal taxes, this Contract may not be appropriate for you.

You can transfer Contract Value among the Indexed Accounts and the Fixed Account generally only at the end of an Interest Term. This restricts your ability to react to changes in market conditions during Interest Terms. You should consider whether the inability to reallocate Contract Value during an Interest Term is consistent with your financial needs. We must receive your transfer request by the Transfer Notice Deadline. If we do not receive a transfer request, no transfers will occur and your current allocation will remain in place for the next Interest Term. This will occur even if the Index, Cap percentage, Participation Rate percentage, Trigger Rate or Dual Trigger Rate percentage associated with the Indexed Account has changed since you last selected the Indexed Account, in which case the Indexed Account may no longer be appropriate for your investment goals. If you fail to transfer your Indexed Account Value at the end of an Interest Term and do not wish to remain invested in a particular Indexed Account for another Interest Term, your only option, if you do not exercise the Return Lock feature, will be to surrender the related Indexed Account Value. Surrendering all or a portion of your Contract Value may cause you to incur surrender charges, negative Interim Value calculations, to certain Indexed Account Values under your Contract, and negative tax consequences, as discussed in this section. We may defer payments made under this Contract for up to six months if the insurance regulatory authority of the state in which we issued the Contract approves such deferral.

Short-Term Investment Risk. The Contract is not suitable if you are looking for a short-term investment or if you cannot accept the risk of getting back less money than you put in. The Contract is designed to help you invest on a tax-deferred basis and meet long-term financial goals, such as retirement funding. The benefits of tax deferral and living benefit protections also mean the Contract is more beneficial to investors with a long time horizon. Tax penalties may apply to withdrawals taken before age 59 ½.
RISK OF LOSS RELATED TO SURRENDER CHARGES AND FEES
There is a risk of loss of principal and related earnings if you take a withdrawal from your Contract or surrender it during the first six Contract Years when we may deduct a surrender charge. This risk exists even if you are invested in an Indexed Account with an Index that is performing positively as of the date of your withdrawal.

There is also a risk of loss of principal and earnings as a result of the Indexed Account Charge. If you invest in an Indexed Account option with an Indexed Account Charge and any negative Indexed Interest does not exceed the Buffer, you could still experience losses due to our deduction of the charge. In addition, any positive Indexed Interest will be reduced by the deduction of the Indexed Account Charge at the end of each Interest Term.
If funds are allocated to an Indexed Account with an Indexed Account Charge but Indexed Interest for a given Interest Term does not exceed the amount which would have been credited without the higher Cap or higher Participation Rate, the Indexed Account Charge is not refunded. The Indexed Account Charge is not refunded if the Indexed Interest is negative for the Indexed Account for a given Interest Term. This means: (i) You bear the risk that amounts you have allocated to Indexed Accounts with a charge will never be credited with a greater amount of positive Indexed Interest than a similar Indexed Account without a charge; and (ii) You assume the risk that funds allocated to an Indexed Account with an Indexed Account Charge will not be refunded regardless of the amount of Indexed Interest, positive or negative, credited to the Indexed Account.
INDEX RISK
If you allocate money to an Indexed Account for an Interest Term, the value of your investment depends in part on the performance of the applicable Index. The performance of an Index is based on changes in the values of the securities or other instruments that comprise or define the Index. The securities and instruments comprising or defining the Indexes are subject to a variety of investment risks, many of which are complicated and interrelated. These risks may affect capital markets generally, specific market segments, or specific issuers. The performance of the Indexes may fluctuate, sometimes rapidly and unpredictably. Negative Index performance may cause you to realize investment losses. The historical performance of an Index or an Indexed Account does not guarantee future results. It is impossible to predict whether an Index will perform positively or negatively over the course of an Interest Term. Each Crediting Method provides limited protection against negative interest.

The following chart shows the percentage of your investment you could lose due to negative Index performance in connection with an Indexed Account (at the end of the Interest Term) with a Buffer or Buffer Plus Rate. We do not guarantee that the Contract will always offer Indexed Accounts that limit losses, which would mean risk of loss of the entire amount invested.

Crediting Method	Maximum Potential Loss % for Negative Performance
10% Buffer	90%
15% Buffer	85%
20% Buffer	80%
30% Buffer	70%
100% Buffer	0%
10% Buffer Plus Rate	90%
20% Buffer Plus Rate	80%
30% Buffer Plus Rate	70%

While it is not possible to invest directly in an Index, if you choose to allocate amounts to an Indexed Account, you are indirectly exposed to the investment risks associated with the applicable Index. Because each Index is comprised or defined by a collection of equity securities, each Index is largely exposed to market risk and issuer risk.

Market risk is the risk that market fluctuations may cause the value of a security to fluctuate, sometimes rapidly and unpredictably. Certain unanticipated events, such as wars, natural disasters and public health emergencies can negatively affect the global economy, economies of individual countries and the market in general. Any such impact could adversely affect the performance of the securities that comprise the Indexes and may lead to losses in your investment in the Indexed Accounts. The duration of these types of events cannot be determined with certainty. The full impact and duration of these events are difficult to determine. Any such impact could adversely affect the performance of the securities that comprise the Indexes and may lead to losses on your investment in the Indexed Accounts.

Issuer risk is the risk that the value of an issuer’s securities may decline for reasons directly related to the issuer, as opposed to the market generally.

Provided below is a summary of other important investment risks to which the Indexes are exposed. For more information on the Indexes, see the section titled “Indexes.”

•S&P 500® Index. The S&P 500® Index is comprised of equity securities issued by large-capitalization U.S. companies. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies.

•Russell 2000® Index. The Russell 2000® Index is comprised of equity securities of small-capitalization U.S. companies. In general, the securities of small-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. Small-capitalization companies are more likely to fail than larger companies.

•Nasdaq-100® Index. The Nasdaq-100® Index is comprised of equity securities of the largest U.S. and non-U.S. companies listed on the Nasdaq Stock Market, including companies across all major industry groups except financial companies. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies. To the extent that the Nasdaq-100® Index is comprised of securities issued by companies in a particular sector, those securities may not perform as well as the securities of companies in other sectors or the market as a whole. Also, any securities issued by non-U.S. companies (including related depository receipts) are subject to the risks related to investments in foreign markets (e.g., increased volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty).

Contracts purchased on or before April 30, 2024 may also have Indexed Accounts that credit interest based on the performance of the MSCI Emerging Markets Index and PIMCO Equity Fusion Index. These Indexed Accounts are only available for Owners that had Indexed Account Value invested in them as of May 7, 2024, and will close once the applicable Interest Term is over. No new allocations are permitted.

•MSCI Emerging Markets Index. The MSCI Emerging Markets Index is comprised of equity securities of large- and mid-capitalization companies in emerging markets. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies. Generally, the securities of mid-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. Mid-capitalization companies are more likely to fail than larger companies. Securities issued by non-U.S. companies (including related depository receipts) are subject to the risks related to investments in foreign markets (e.g., increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty). Those risks are typically more acute when issuers are located or operating in emerging markets. Emerging markets may be more likely to experience rapid inflation, political turmoil, and rapid changes in economic conditions than developed markets. Emerging markets often have less uniformity in accounting and reporting requirements, less reliable valuations, and greater risk associated with custody of securities than developed markets.

•PIMCO Equity Fusion Index™. The PIMCO Equity Fusion Index™ is an equity index that allocates to exchange- traded funds (ETFs) tracking four major equity markets: U.S. large-capitalization equities, U.S. small-capitalization equities, technology-focused equities, and emerging market equities. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies. The securities of small-capitalization companies may be more volatile and may involve more risk than the securities of larger companies, and small-capitalization companies are more likely to fail than larger companies. Technology-related companies face risks that their products or services may not prove to be commercially successful. They are also strongly affected by worldwide scientific or technological developments, and their products may rapidly become obsolete. Such companies may be affected adversely by governmental policies more often than other companies. Securities issued by non-U.S. companies are subject to the risks related to investments in foreign markets (e.g., increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty). Those risks are typically more acute when issuers are located or operating in emerging markets. Emerging markets may be more likely to experience rapid inflation, political turmoil, and rapid changes in economic conditions than developed markets. Emerging markets often have less uniformity in accounting and reporting requirements, less reliable valuations, and greater risk associated with custody of securities than developed markets. Because this index is comprised of ETF shares, the index is also exposed to the risks associated with investing in ETFs. The value of the component ETF shares, which are valued based on their trading prices in the secondary market, may change rapidly and unpredictably and may trade at premiums or discounts to the ETFs’ respective net asset values. The PIMCO Equity Fusion Index deducts fees and costs when calculating the Index Return, which reduces the Index Return and causes the Index to underperform a direct investment in the securities comprising the Index.

The Indexes available under the Contract do not reflect any dividends or distributions paid by the component companies. If dividends or distributions were reflected in the value of an Index, the Index’s performance would be higher, particularly over long periods of time. The Indexes that include non-U.S. companies use exchange rate methodologies that may impact an Index’s performance. These considerations may negatively impact the performance of your Indexed Accounts.

An investment in the Contract is not an investment in any Index or in the securities of companies that comprise the Indexes. You should understand that you will have no voting rights, no rights to receive cash dividends or other distributions, and no other rights with respect to the companies that comprise the Indexes.
RISKS RELATED TO UPSIDE POTENTIAL FEATURES
•Cap Risk. If you choose to allocate amounts to an Indexed Account with a Cap, the highest possible Adjusted Index Return that you may achieve is limited by the Cap. The Cap therefore limits the positive Indexed Interest, if any, that may be credited to your Contract for a given Interest Term. The Caps do not guarantee a certain amount of Indexed Interest. The Adjusted Index Return for an Indexed Account may be less than the positive return of the Index. This is because any positive return of the Index is subject to a maximum in the form of a Cap. For any Indexed Account with both a Cap and Participation Rate, the Adjusted Index Return will be limited by the Cap.

The Caps benefit us because they limit the amount of positive Indexed Interest that we may be obligated to credit for any Interest Term. We set the Caps in our discretion; however, they will never be less than 2% during the Surrender Charge Period or 1% thereafter. You bear the risk that we will not set the Caps higher than the Guaranteed Minimum Cap.

•Participation Rate Risk. We declare the Participation Rate immediately prior to the beginning of each Interest Term, and can declare a Participation Rate as low as 100%. You bear the risk that we will not declare a Participation Rate that is greater than 100%. We set the Participation Rates in our discretion; subject to the Guaranteed Minimum Participation Rate. For any Indexed Account with both a Cap and Participation Rate, the Adjusted Index Return will be limited by the Cap.

•Trigger Rate Risk. If you choose to allocate amounts to an Indexed Account with a Trigger Rate, the highest possible Adjusted Index Return that you may achieve is the Trigger Rate. If, at the end of the Interest Term, the Index Return is 0% or greater, the Adjusted Index Return is set to equal the Trigger Rate percentage. This would benefit you if a positive Index Return was less than the Trigger Rate percentage. However, if the Index Return exceeds the Trigger Rate percentage, your Adjusted Index Return is set to equal the lower Trigger Rate percentage. In that case, you would have lost the opportunity to realize the higher Index Return. The Trigger Rate does not guarantee a certain amount of Indexed Interest. We declare the Trigger Rate immediately prior to the beginning of each Interest Term and can declare a Trigger Rate as low as 1%.
The Trigger Rate benefits us where the Index Return exceeds the Trigger Rate percentage because that limits the amount of positive Indexed Interest that we may be obligated to credit for any Interest Term. We set the Trigger Rate in our discretion subject to the Guaranteed Minimum Trigger Rate.

•Dual Trigger Rate Risk. If you choose to allocate amounts to an Indexed Account with a Dual Trigger Rate, the highest possible Adjusted Index Return that you may achieve is the Dual Trigger Rate. If, at the end of the Interest Term, the Index Return is positive, zero, or negative within the Buffer, the Adjusted Index Return is set to equal the Dual Trigger Rate percentage. This would benefit you if the Index Return was equal to or above the Buffer and less than the Dual Trigger Rate percentage. However, if the Index Return exceeds the Dual Trigger Rate percentage, your Adjusted Index Return is set to equal the lower Dual Trigger Rate percentage. In that case, you would have lost the opportunity to realize the higher Index Return. The Dual Trigger Rate does not guarantee a certain amount of Indexed Interest. We declare the Dual Trigger Rate immediately prior to the beginning of each Interest Term and can declare a Dual Trigger Rate as low as 1%.

The Dual Trigger Rate benefits us where the Index Return exceeds the Dual Trigger Rate percentage because that limits the amount of positive Indexed Interest that we may be obligated to credit for any Interest Term. We set the Dual Trigger Rate in our discretion subject to the Guaranteed Minimum Dual Trigger Rate.
RISKS RELATED TO DOWNSIDE PROTECTION FEATURES
•Buffer or Buffer Plus Rate Risk. Index fluctuations may cause Indexed Interest to be negative even after the application of the Buffer or Buffer Plus Rate. This would reduce your Indexed Account Value. Any portion of your Contract Value allocated to an Indexed Account will benefit from the protection afforded under the Buffer or Buffer Plus Rate only for that Interest Term. You assume the risk that you will incur a loss and that the amount of the loss will be significant. You also bear the risk that sustained negative Index Returns may result in zero or negative Indexed Interest being credited to your Indexed Account Value over multiple Interest Terms. If an Indexed Account is credited with negative Indexed Interest for multiple Interest Terms, the cumulative loss may exceed the stated limit of the Buffer or Buffer Plus Rate for any single Interest Term.

The Buffer and Buffer Plus Rate does not protect you from the Indexed Account Charge, even when your negative Adjusted Index Return is less than or equal to the Buffer or Buffer Plus Rate.

The Buffer and Buffer Plus Rate percentage applicable to each Indexed Account will not change for the life of your Contract.
WITHDRAWAL RISK
If you withdraw Contract Value allocated to an Indexed Account prior to the end of an Interest Term (including through a repetitive withdrawal), the withdrawal will cause a reduction (perhaps significant reduction) to your Base Value. When you take such a withdrawal, your Base Value will be immediately reduced in a proportion equal to the reduction in your Indexed Account Value, which will be the Interim Value. A proportional reduction could be larger than the dollar amount of your withdrawal. Reductions to your Base Value will negatively impact your Indexed Account Value for the remainder of the Interest Term and may result in a lower amount of Indexed Interest being credited, if any, at the end of the Interest Term. Reductions will also impact the Death Benefit available for your Beneficiaries. If you plan on taking withdrawals, this Contract may not be appropriate for you. You should speak with a financial professional about how taking withdrawals, especially repetitive withdrawals, can negatively impact your investment in the Contract.

Once your Base Value is reduced due to a withdrawal, there is no way under the Contract to increase your Base Value during the remainder of the Interest Term. See “Impact of Withdrawals from Indexed Accounts” for additional information about how withdrawals affect your Indexed Account Values. See “Interim Value Risk” below for additional information about the risks related to Interim Values.
RETURN LOCK RISK
If you allocate Contract Value to an Indexed Account for an Interest Term, you may request to exercise the Return Lock feature at any time by notifying us prior to the end of the third to last Business Day of the Interest Term. If you exercise the Return Lock feature, your Indexed Account Value (which otherwise fluctuates daily) will not change for the remainder of the Interest Term. You should consider the following risks related to the Return Lock feature:

•You will no longer participate in the Index’s performance, whether positive or negative, for the remainder of the Interest Term. This means that if you exercise the Return Lock feature, under no circumstances will your Indexed Account Value increase during the remainder of the Interest Term even if the Index increases after you exercise the Return Lock feature.
•You will not be credited with any Indexed Interest for that Indexed Account at the end of the Interest Term.
•We use the Interim Value calculated at the end of the Business Day after we receive your request. This means you will not be able to determine in advance your “locked in” Indexed Account Value, and it may be higher or lower than it was on the Business Day we received your Return Lock request or your Indexed Account Value reached its target return for an automatic Return Lock.
•If you exercise the Return Lock feature at a time when your Interim Value has declined, you will lock in any loss. It is possible that you would have realized less of a loss or no loss if you exercised the Return Lock feature at a later time or not at all.
•We will not provide advice or notify you regarding whether you should exercise the Return Lock feature or the optimal time for doing so. We will not warn you if you exercise the Return Lock feature at a sub-optimal time. We are not responsible for any losses related to your decision whether or not to exercise the Return Lock feature.
•There may not be an optimal time to exercise the Return Lock feature during an Interest Term. It may be better for you if you do not exercise the Return Lock feature during an Interest Term. It is impossible to know with certainty whether or not the Return Lock feature should be exercised.
•After you exercise the Return Lock feature, you will have the opportunity to transfer your locked-in Indexed Account Value at the end of each Interest Term Year remaining in the Interest Term. If you remain in your current Indexed Account for the remainder of the Interest Term, your locked-in Indexed Account Value will not participate in the Index’s performance for the remainder of that Interest Term, and you will forego any opportunity to invest in a new Indexed Account and earn Indexed Interest.
•The earlier in an Interest Term that you exercise the Return Lock, the longer you may forego any opportunity to earn the potential for additional Indexed Interest. For example, if you are invested in an Indexed Account with a 6-year Interest Term, and you exercise the Return Lock feature on the first day of the second year of the Interest Term and choose not to transfer for the remainder of the Interest Term (i.e., you choose not to transfer your locked-in Indexed Account Value at the end of each Interest Term Year remaining in the Interest Term), your investment will not participate in the Index’s performance for five years.

See the section titled “Return Lock” for additional information regarding the Return Lock feature.
INTERIM VALUE RISK
On each Business Day of the Interest Term, other than the first and last day, we determine the Indexed Account Value for each Indexed Account by calculating its Interim Value and then subtracting any Indexed Account Charge. In order to calculate your Interim Value, we apply a formula which is not directly tied to the actual performance of the applicable Index. Instead, we calculate it by determining the value of hypothetical investments and derivatives that we may or may not actually hold. This means that even if the Index Return has increased, it is possible that the Interim Value may not have increased. For more information and to see how we calculate the Interim Value, see the section “Interim Value” under “Charges and Adjustments” and the Statement of Additional Information (“SAI”).

If you choose to allocate amounts to an Indexed Account, Indexed Interest will not be credited to your Contract Value until the end of the Interest Term. This means that amounts withdrawn prior to the end of an Interest Term will not be credited with Indexed Interest. This includes Contract Value applied to pay a death benefit or to an annuity payout option. Except for the first and last Business Day of an Interest Term, your Indexed Account Value is largely based on your Interim Value and is the amount available for withdrawals, surrenders, annuitization and death benefits. The Interim Value will also be used if you exercise the Return Lock feature. You should consider the risk that it could be less than your original investment even when the applicable Index is performing positively.
RISK THAT WE MAY ELIMINATE OR SUBSTITUTE AN INDEX, INDEXED ACCOUNT, OR CREDITING METHOD OR CHANGE CAPS AND RATES
There is no guarantee that any particular Index, Indexed Account, or Crediting Method will be available during the entire time that you own your Contract. We may replace an Index if it is discontinued or if there is a substantial change in the calculation of the Index, or if hedging instruments become difficult to acquire or the cost of hedging becomes excessive. If we substitute an Index, the performance of the new Index may differ from the original Index. This may negatively affect the Indexed Interest that you earn during that Interest Term or the Interim Values that you can lock-in under the Return Lock feature. We may replace an Index at any time during an Interest Term, however, we will notify you in writing at least 30 days prior to replacing an Index. If we replace an Index, this does not cause a change in the Cap, Participation Rate, Trigger Rate, Dual Trigger Rate, Buffer or Buffer Plus Rate for that Interest Term. You will have no right to reject the replacement of an Index, and you will not be permitted to transfer Indexed Account Values until the end of an Interest Term even if we replace the Index during such Interest Term. The new Index and the replaced Index (which you may have previously chosen) may not be similar with respect to their component securities or other instruments, although we will attempt to select a new Index that is similar to the old Index. At the end of the Interest Term, you may transfer your Indexed Account Value to another Indexed Account or to the Fixed Account without charge. If you do not want to remain invested in the relevant Indexed Account for the remainder of the Interest Term, your only option, if you do not exercise the Return Lock feature, will be to withdraw the related Indexed Account Value, which may cause you to incur surrender charges, negative adjustments to certain values under your Contract, due to the Interim Value calculation, and negative tax consequences, as discussed in this section.

We reserve the right to add new Indexed Accounts or stop offering any of the Indexed Accounts to new and/or existing Contracts, and to close any of the Indexed Accounts to new transfers at the end of an Interest Term. There is no guarantee that a particular Indexed Account will be available during the entire time that you own your Contract. New Indexed Accounts may have different Indices, rates, upside potential features, and downside protection features than those currently offered, subject to any applicable guaranteed minimum rates for each upside potential feature.
Changes to the Caps, Trigger Rates, Dual Trigger Rates and Participation Rates (if any) occur at the beginning of the next Interest Term. We will provide written notice at least 30 days prior to each Interest Term instructing you how to obtain the available Caps, Trigger Rates, Dual Trigger Rates, and Participation Rates for the next Interest Term. You do not have the right to reject any new Caps, Trigger Rates, Dual Trigger Rates or Participation Rates (if any) for the next Interest Term. If you do not like any such new element for a particular Indexed Account, at the end of the current Interest Term, you may transfer your Indexed Account Value to another Indexed Account or to the Fixed Account without charge. If you do not want to invest in any investment option under the Contract, your only option will be to surrender your Contract. Surrendering your Contract may cause you to incur surrender charges, negative adjustments to certain values under the Contract due to the Interim Value calculation, and may have negative tax consequences, as discussed in this section. The Buffer and Buffer Plus Rate percentage will not change for the life of your Contract. See the section titled “Indexes” for more information.

We may also add or remove an Index or Crediting Method during the time that you own the Contract. We will not substitute any Index or Crediting Method until the new Index or Crediting Method has received any necessary regulatory clearances. Any addition, substitution, or removal of an Indexed Account, Index, or Crediting Method will be communicated to you in writing. If we add or remove an Index (as opposed to replacing an Index), the changes will not be effective for your Contract until the start of the next Interest Term. Replacing an Index does not cause a change in the Buffer or Buffer Plus Rate percentage of an existing Indexed Account. Any Indexed Accounts based on the performance of the newly added Index will have a new Cap, Participation Rate, Trigger Rate or Dual Trigger Rate, subject to the guaranteed minimum rate, at the start of the next Interest Term.

You should evaluate whether our ability to make the changes described above, and your ability to react to such changes, are appropriate based on your investment goals. When such changes occur, you should also evaluate whether those changes are appropriate based on your investment goals and, if not, you should evaluate your options under the Contract, which may be limited and may have negative consequences associated with them, as described in this section.
CYBER SECURITY RISKS
We rely heavily on interconnected computer systems and digital data to conduct our annuity business activities. Because our annuity business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is potentially vulnerable to disruptions from utility outages and other problems, and susceptible to operational and information security risks resulting from information systems failure (hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, and unauthorized release of confidential customer information. For instance, cyber-attacks may: interfere with our processing of Contract transactions, including the processing of orders from our website; cause the release and possible destruction of confidential customer or business information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage. Also, the risk of cyberattacks may be higher during periods of geopolitical turmoil (such as the Russian invasion of Ukraine) and the responses by the United States and other governments.

Cyber security risks may also affect the Indexes. Breaches in cyber security may cause an Index’s performance to be incorrectly calculated, which could affect the calculation of values under the Contract. We are not responsible for the calculation of any Index. Breaches in cyber security may also negatively affect the value of the securities or other instruments that comprise or define the Indexes.
FIXED ACCOUNT RISK
The effective annual interest rate for an Interest Term will never be lower than 1%. The effective annual interest rate represents the rate of daily compounded interest over a 12-month period. You bear the risk that we will never declare an interest rate for the Fixed Account higher than the guaranteed minimum interest rate.
RISK ASSOCIATED WITH SYMETRA LIFE
Investment in the Contract is subject to the risks related to Symetra Life. Any obligations, including obligations related to the Symetra Fixed Account, guarantees, and benefits provided for under the Contract are subject to our financial strength and claims paying ability. The assets of our General Account support our insurance and annuity obligations and are subject to our general liabilities from business operations and to claims by our creditors. Contract Value in the Fixed Account, plus any guarantees under the Contract that exceed Your Contract Value (such as those that may be associated with the Death Benefit), are paid from our General Account. We maintain a minimum amount of capital in excess of assets that offset reserves, which acts as a cushion in the event that we suffer financial impairment, based on certain risks in our operations. For the Company, such risks include those associated with losses that We may incur as the result of defaults on the payment of interest or principal on assets held in our General Account, which include bonds, loans secured by mortgages, and equity securities, as well as the loss in value of these investments resulting from a loss in their market value.

Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Investor Could Lose Money Despite Limits on Negative Returns [Text Block]
Yes. You can lose money by investing in the Contract.

The following chart shows the maximum percentage of your investment you could lose due to negative Index performance after taking into account the current limits on Index loss provided under the Contract.
We do not guarantee that the Contract will always offer Indexed Accounts that limit Index losses, which would mean risk of loss of the entire amount invested.

For more information, see “Principal Risks of Investing in the Contract,” “Investment Options,” and “Additional Information on the Indexed Accounts.”

Index-Linked Option Reallocation Risk [Text Block]	You should consider whether the inability to reallocate Contract Value during an Interest Term is consistent with your financial needs.
Contract Changes Risk [Line Items]
Index-Linked Option Changes Index Risk [Text Block]	We reserve the right to add new Indexed Accounts or stop offering any of the Indexed Accounts to new and/or existing Contracts, and to close any of the Indexed Accounts to new transfers at the end of an Interest Term. There is no guarantee that a particular Indexed Account will be available during the entire time that you own your Contract. New Indexed Accounts may have different Indices, rates, upside potential features, and downside protection features than those currently offered, subject to any applicable guaranteed minimum rates for each upside potential feature.
Stops Accepting Payments Risk [Text Block]
We reserve the right not to accept third-party checks. In some circumstances and at our discretion, we may accept third-party checks that are from a rollover or transfer from other financial institutions.

Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Credits are Based in Part on Index Performance [Text Block]	Currently, each Indexed Account credits interest based on the performance of one of the following Indexes, each covering different asset classes.
Index-Linked Option Details, Investor Not Invested in Index or Securities [Text Block]	All of the Indexes we currently offer are price return indices, not “total return” indices, and do not reflect dividends or distributions paid on the securities composing the Indices. This will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Changes Possible [Text Block]	We reserve the right to add, remove or replace any Indexed Account, Index, or Crediting Method, subject to necessary regulatory approvals. Any addition, substitution, or removal of an Indexed Account, Index, or Crediting Method will be communicated to you in writing.
Index-Linked Option Details, Limits on Index Losses [Line Items]
Index-Linked Option Details, Limits on Index Losses, Factors Considered [Text Block]	However, Indexed Accounts with shorter Interest Terms may have less potential for Index gains because Index performance is measured over a shorter period of time. Conversely, Indexed Accounts with longer Interest Terms will provide fewer opportunities for Indexed Interest to be credited and to transfer your Contract Value, as well as fewer opportunities to access your Contract Value without an Interim Value calculation. However, Indexed Accounts with longer Interest Terms may provide higher potential for Index gains because Index performance will be measured over a longer time period.
Index-Linked Option Details, Limits on Index Losses, Investor Considerations [Text Block]
Before selecting an Indexed Account for investment, consider which Interest Term lengths may be appropriate for you based on your liquidity needs, investment horizon and financial goals. Indexed Accounts with shorter Interest Terms will provide more
	opportunities to be credited with Indexed Interest and to transfer your Contract Value in response to market conditions or other factors. Additionally, there will be more opportunities to withdraw Contract Value without an Interim Value calculation.
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Current Limit on Index Gains Website [Text Block]	. You may also obtain this information by accessing our website,www.symetra.com/ratescaps where Caps, Participation Rates, Trigger Rates, and Dual Trigger Rates declared for the next Interest Term will be posted. Information on current Caps, Participation Rates, Trigger Rates, and Dual Trigger Rates is incorporated by reference from that website into this prospectus.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology [Text Block]
CREDITING METHODS
To determine the Indexed Interest credited to an Indexed Account at the end of an Interest Term, we calculate the Adjusted Index Return for that Indexed Account. We calculate the Adjusted Index Return by applying the applicable Crediting Method. Each Crediting Method includes one or more of the following elements:

•The Index Return (or “Point to Point”);
•The Cap;
•Participation Rate;
•The Trigger Rate;
•The Dual Trigger Rate;
•The Buffer; and/or
•The Buffer Plus Rate.

Additional information about each of these elements is provided below.

Index-Linked Option Details, Bar Chart Legend [Text Block]
INDEX ANNUAL RETURNS
The bar charts shown below provide each Index’s annual returns for the last 10 calendar years (or for the life of the Index if less than 10 years), as well as the Index returns after applying a hypothetical 5% cap and a hypothetical -10% buffer. The chart illustrates the variability of the returns from year to year and shows how hypothetical limits on Index gains and losses may affect these returns. Past performance is not necessarily an indication of future performance.

The performance below is NOT the performance of any Indexed Account. Your performance under the Contract will differ, perhaps significantly. The performance below may reflect a different return calculation, time period, and limit on Index gains and losses than the Indexed Account, and does not reflect Contract fees and charges, including surrender charges and the Interim Value Calculation, which reduce performance.

Index-Linked Option Details, Crediting Methodology Example [Text Block]	For example, if the net change in Index Value from the Beginning Index Value to the Ending Index Value is 5%, the Index Return for that Indexed Account would be 5%. If instead it decreased by 5%, the Index Return for that Indexed Account would be -5%. To determine the Adjusted Index Return, we would apply the Cap, Participation Rate, Trigger Rate, Dual Trigger Rate, Buffer and/or Buffer Plus Rate to the Index Return.
Index-Linked Option Details, Crediting Methodology Example Legend [Text Block]
Index Return (“Point to Point”). To determine the Index Return, we determine the net change in Index Value between two dates, the Beginning Index Value and the Ending Index Value, and express it as a percentage. After the Index Return is calculated, we next calculate the Adjusted Index Return. The Adjusted Index Return reflects the Index Return after any
	applicable adjustments for the Cap, Participation Rate, Trigger Rate, Dual Trigger Rate, Buffer and/or Buffer Plus Rate. At the end of the Interest Term, Indexed Interest will be credited to the Base Value at a rate equal to the Adjusted Index Return.
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Substitution [Text Block]	Replacing an Index.
Index-Linked Option Details, Index Substitution Circumstances [Text Block]	We may replace an Index if it is discontinued or the Index is no longer available to us or if the Index’s calculation changes substantially. Additionally, we may replace an Index if hedging instruments become difficult to acquire or the cost of hedging becomes excessive. We may do so at the end of an Interest Term or during an Interest Term. We will notify you in writing at least 30 days before we replace an Index.
If we replace an Index, we will attempt to select a new Index that is similar to the old Index. In making this evaluation, we will look at factors such as asset class, Index composition, strategy or methodology inherent to the Index and Index liquidity. If we determine in our own discretion that no similar alternate Index exists for an Indexed Account, we will use a commonly known
Index such as the S&P 500. If we replace an Index during an Interest Term, we will calculate the Index Return using the old Index up until the replacement date. After the replacement date, we will calculate the Index Return using the new Index, but with a modified start of Interest Term value for the new Index. The modified start of Interest Term value for the new Index will reflect the Index Return for the old Index from the start of the Interest Term to the replacement date.

Index-Linked Option Details, Index Substitution Selection [Text Block]	The new Index and the replaced Index (which you may have previously chosen) may not be similar with respect to their component securities or other instruments, although we will attempt to select a new Index that is similar to the old Index.
Index-Linked Option Details, Index Substitution Notification [Text Block]	We will notify you in writing at least 30 days before we replace an Index.
Index-Linked Option Details, Index Substitution Calculation [Text Block]	If we replace an Index, this will not cause a change in the Cap, Participation Rate, Trigger Rate, Dual Trigger Rate, Buffer or Buffer Plus Rate for the current Interest Term. Adding or removing an Index does not cause a change in the Buffer or Buffer Plus Rate because those elements do not change for the life of your Contract. Any Indexed Accounts based on the performance of a newly added Index will have a new Cap, Participation Rate and/or Trigger Rate or Dual Trigger Rate. Changes to the Caps, Participation Rate, Trigger Rate and Dual Trigger Rate, if any, occur at the start of the next Interest Term. If we add or remove an Index (as opposed to replacing an Index with another Index), the changes will not be effective for your Contract until the start of the next Interest Term.
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Default Reallocation [Text Block]	For no additional cost, the Contract includes a “Return Lock” feature for each Indexed Account. If you exercise the Return Lock feature during an Interest Term, your Indexed Account Value will no longer participate in the Index’s performance, whether positive or negative, for the remainder of the Interest Term unless you take a withdrawal. You do not receive Indexed Interest at the end of an Interest Term if you exercise the Return Lock feature. See the section titled “Return Lock” for more information.
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]

BENEFITS AVAILABLE UNDER THE CONTRACT

The following table summarizes the information about the benefits available under the Contract.

Name of Benefit	Purpose	Standard or Optional	Maximum Fee	Descriptions of Restrictions or Limitations
Basic Death Benefit	To provide your Beneficiary with a payment upon your death.	Standard	None	•Only available during the Accumulation Phase •The Contract Value component may reflect Interim Value(s) •Withdrawals will reduce the death benefit, perhaps significantly •State variations may apply

Name of Benefit	Purpose	Standard or Optional	Maximum Fee	Descriptions of Restrictions or Limitations
Return Lock	Permits you to lock in the Interim Value of an Indexed Account prior to the end of an Interest Term	Standard	None
•Only available during the Accumulation Phase

•The entire Indexed Account Value must be locked in

•May only be exercised once during an Interest Term

•Exercise of the feature is irrevocable

•Locked in amount will be the Interim Value calculated at the end of the Business Day after the Business Day your request is received

•You will not know the Interim Value to be locked in prior to exercising the feature

•Locked in amount will not be credited with Indexed Interest at the end of the Interest Term

•Withdrawals (including applicable surrender charges, taxes, and tax penalties) will reduce the locked in amount dollar-for-dollar

Hospital and Nursing Home Waiver	Waives the surrender charge on withdrawals while you are confined in an eligible facility	Standard	None
•Only available during the Accumulation Phase

•Must be confined in an eligible facility

•Period of confinement must be at least 30 consecutive days

•Satisfactory proof of confinement must be provided

•If confinement existed on the Contract Date, you may not rely on this waiver until after the first Contract Year

•Withdrawals under the rider may be based on Interim Value(s), and may be subject to taxes, and tax penalties

•Withdrawals will reduce the Contract Value and death benefit, perhaps significantly, and the reduction may be greater than the amount withdrawn

•State variations may apply

Name of Benefit	Purpose	Standard or Optional	Maximum Fee	Descriptions of Restrictions or Limitations
Terminal Illness Waiver	Waives surrender charges on withdrawals while you are terminally ill	Standard	None
•Only available during the Accumulation Phase and after the first Contract Year

•Satisfactory proof of terminal illness must be received

•Terminal illness must be diagnosed after Contract Date

•Withdrawals under the rider may be based on Interim Value(s), and may be subject to taxes, and tax penalties

•Withdrawals will reduce the Contract Value and death benefit, perhaps significantly, and the reduction may be greater than the amount withdrawn

•State variations may apply

Repetitive Withdrawals	Permits automatic withdrawal of payments from the Contract Value on a monthly, quarterly, semi-annual, or annual basis	Standard	None
•Only available during the Accumulation Phase

•Minimum withdrawal amount is $500

•Withdrawals may be based on Interim Value(s), and may be subject to surrender charges, taxes and tax penalties

•Withdrawals will reduce the Contract Value and death benefit, perhaps significantly, and the reduction may be greater than the amount withdrawn

Free Withdrawal Amount	Permits withdrawal of a specific amount of the Contract Value each Interest Term Year during the first 6 Contract Years without incurring a surrender charge	Standard	None
•Only available during the Accumulation Phase

•Withdrawals of the Free Withdrawal Amount may be based on Interim Value(s), and may be subject to taxes and tax penalties

•Withdrawals of the Free Withdrawal Amounts will reduce the Contract Value and death benefit, perhaps significantly, and the reduction may be greater than the amount withdrawn

Indexed Accounts with Indexed Account Charge	Indexed Accounts with an Indexed Account Charge offer higher Caps or Participation Rates than similar Indexed Accounts without a charge	Optional	6% (as a percentage of the Indexed Account Base Value)
•The Indexed Account Charge will decrease your Contract earnings

•All or a portion of the charge is deducted if you make a full or partial withdrawal from an Indexed Account during an Interest Term, or exercise the Return Lock

Name of Benefit	Purpose	Standard or Optional	Maximum Fee	Descriptions of Restrictions or Limitations
Rebalancing	Permits automatic rebalancing of allocation percentages among the Indexed Accounts and Fixed Account at the end of each Interest Term	Optional	None
•Only available during the Accumulation Phase

•All investment allocations must have the same Interest Term length

•Terminates (but may be re-elected) if an Indexed Account to which Contract Value would be allocated is no longer available

•Terminates (but may be re-elected) if investment allocation options no longer have same Interest Term length

•Terminates (and cannot be re-elected) if you instruct us to stop

•Terminates (and cannot be re-elected) if you change allocations after the Contract Date and do not provide us with updated rebalancing instructions

DEATH DURING THE ACCUMULATION PHASE
If you die during the Accumulation Phase, the Contract provides for a death benefit equal to the greater of:

(a)Your Contract Value; or
(b)Your Purchase Payment reduced proportionately by the percentage reduction in the Indexed Account Values and the Fixed Account Value for each partial withdrawal.

If we permit the Contract to be assigned, or you designate someone else as Owner, the death benefit will be adjusted to equal the Contract Value as of the date of assignment or ownership change. If the death of the original Owner precedes the death of the new Owner and the Purchase Payment exceeds the Contract Value as of the date we receive proof of the original Owner’s death, the difference between the Purchase Payment and the Contract Value will be added to the Fixed Account on this date.

The death benefit will not be payable once the Income Phase begins under any circumstances. It will terminate on the Annuity Date without value. This means the death benefit will terminate without value when the Contract is annuitized. Also, even if you do not actively annuitize the Contract, when the Annuitant reaches the maximum annuitization age, the death benefit will terminate without value.

Death of Annuitant. If the Annuitant is not an Owner and the Annuitant dies before the Annuity Date, you must designate a new Annuitant. If no designation is made within 30 days after we are notified of the Annuitant’s death, the Owner (or oldest joint Owner) named in the application will become the Annuitant.

If this Contract is owned by a non-natural person (e.g., a corporation or a trust), the death of the Annuitant will be treated as the death of an Owner for purposes of the death benefit.
DUE PROOF OF DEATH
The amount of the death benefit is subject to fluctuation until we receive due proof of death. Most importantly, if the Contract is invested in at least one Indexed Account at the time that a death benefit becomes payable, the amount of the death benefit may decrease in value until we receive due proof of death. Thus, eligible recipients of the death benefit should notify us of an Owner’s death and provide us due proof of death as promptly as possible to limit the risk of a decline in the death benefit.

We will determine the amount of the death benefit upon receipt at our Home Office of due proof of death, which includes the following information:

•Proof of death acceptable to us, such as a certified copy of a death certificate;
•Written payment directions from at least one eligible recipient of the death benefit; and
•Any other documents, forms or information we may require.

The amount of the death benefit will include any interest required by state law.
TO WHOM THE DEATH BENEFIT IS PAID
Upon the death of a natural Owner during the Accumulation Phase, the death benefit is payable to the following:

•Surviving Owner; or if none, then
•Surviving primary Beneficiaries; or if none, then
•Surviving contingent Beneficiaries; or if none, then
•Estate of the last Owner to die.

For a Contract owned by a non-natural Owner, upon the death of the Annuitant during the Accumulation Phase, the death benefit is payable to the following:

•Surviving primary Beneficiaries; or if none, then
•Surviving contingent Beneficiaries; or if none, then
•The non-natural Owner.

If a person entitled to receive the death benefit dies before the death benefit is distributed, we will pay the death benefit to that person’s named beneficiary or, if none, to that person’s estate.
PAYMENT OPTIONS
Under a non-qualified Contract, the death benefit must be paid as:

a.A lump sum payment or series of withdrawals that are completed within five years from the date of death (ten years for qualified Contracts payable to certain beneficiaries, see below); or
b.Payments made over the Beneficiary’s life or life expectancy; or
c.Annuity Payments made over a person’s life or life expectancy. The life expectancy election must be made within 60 days from our receipt of proof of death. Annuity Payments must begin within one year from the date of death. Once Annuity Payments begin, they cannot be changed.

Under a qualified contract, the death benefit must generally be completed within ten years after the date of death unless payable to an “eligible designated beneficiary” as defined in the Code. Eligible designated beneficiaries include, spouses, minor children (until they reach the age of majority), beneficiaries who are disabled or chronically ill or individuals not more than 10 years younger than the original owner.

Life and life expectancy payouts of death benefits may not satisfy required minimum distribution rules under qualified Contracts. If the death benefit is payable to the Owner’s estate, we will make a lump sum payment. Different death benefit elections may be available to certain Beneficiaries.

We will determine the value of the death benefit as of the Business Day on which we receive the Beneficiary’s election and all information we need to process the claim. If your Beneficiary chooses to make a series of withdrawals over time as provided in option (a) above, then the allocation of Contract Value among the Indexed Accounts and the Fixed Account will not change (unless an Indexed Account becomes unavailable, in which case Contract Value allocated to that Indexed Account will be automatically transferred to the Fixed Account). To the extent the Contract Value is allocated to an Indexed Account, the Beneficiary will be subject to the risk that the Contract Value will decrease in value.
SPOUSAL CONTINUATION
In limited circumstances, when the Owner dies, if the spouse of the deceased Owner is entitled to receive a death benefit, the spouse may have the option to continue the Contract instead. Under federal tax law, the spouse’s option to continue the Contract is contingent upon whether the deceased Owner and the spouse were legally married under applicable state law. See the section titled "Effect of Civil unions and Domestic Partnerships” for more information.

If the spouse chooses to continue the Contract, any remaining Surrender Charge Period will be waived. If the spouse chooses to continue the Contract and if the death benefit exceeds the Contract Value, we will adjust the Contract Value to equal the death benefit as of the date we receive proof of death. Only one spousal continuation is permitted per Contract.
DEATH DURING THE INCOME PHASE
If an Owner dies during the Income Phase, then any amounts paid after the Owner’s death will depend on which annuity option was selected. If an Owner dies while annuity payments are being paid, we will pay the remaining annuity payments, if any, in accordance with that option. Under a qualified contract, the death benefit must generally be completed within ten years after the date of death unless payable to an “eligible designated beneficiary” as defined in the Code.

If the Annuitant is not an Owner and dies after the Annuity Date, then we will continue paying any remaining annuity payments to the Payee designated by the Owner. The remaining annuity payments will be distributed at least as rapidly as under the annuity option then in effect. See the section titled “Annuity Payments” for more information.

Benefits Available [Table Text Block]	The following table summarizes the information about the benefits available under the Contract.

Name of Benefit	Purpose	Standard or Optional	Maximum Fee	Descriptions of Restrictions or Limitations
Basic Death Benefit	To provide your Beneficiary with a payment upon your death.	Standard	None	•Only available during the Accumulation Phase •The Contract Value component may reflect Interim Value(s) •Withdrawals will reduce the death benefit, perhaps significantly •State variations may apply

Name of Benefit	Purpose	Standard or Optional	Maximum Fee	Descriptions of Restrictions or Limitations
Return Lock	Permits you to lock in the Interim Value of an Indexed Account prior to the end of an Interest Term	Standard	None
•Only available during the Accumulation Phase

•The entire Indexed Account Value must be locked in

•May only be exercised once during an Interest Term

•Exercise of the feature is irrevocable

•Locked in amount will be the Interim Value calculated at the end of the Business Day after the Business Day your request is received

•You will not know the Interim Value to be locked in prior to exercising the feature

•Locked in amount will not be credited with Indexed Interest at the end of the Interest Term

•Withdrawals (including applicable surrender charges, taxes, and tax penalties) will reduce the locked in amount dollar-for-dollar

Hospital and Nursing Home Waiver	Waives the surrender charge on withdrawals while you are confined in an eligible facility	Standard	None
•Only available during the Accumulation Phase

•Must be confined in an eligible facility

•Period of confinement must be at least 30 consecutive days

•Satisfactory proof of confinement must be provided

•If confinement existed on the Contract Date, you may not rely on this waiver until after the first Contract Year

•Withdrawals under the rider may be based on Interim Value(s), and may be subject to taxes, and tax penalties

•Withdrawals will reduce the Contract Value and death benefit, perhaps significantly, and the reduction may be greater than the amount withdrawn

•State variations may apply

Name of Benefit	Purpose	Standard or Optional	Maximum Fee	Descriptions of Restrictions or Limitations
Terminal Illness Waiver	Waives surrender charges on withdrawals while you are terminally ill	Standard	None
•Only available during the Accumulation Phase and after the first Contract Year

•Satisfactory proof of terminal illness must be received

•Terminal illness must be diagnosed after Contract Date

•Withdrawals under the rider may be based on Interim Value(s), and may be subject to taxes, and tax penalties

•Withdrawals will reduce the Contract Value and death benefit, perhaps significantly, and the reduction may be greater than the amount withdrawn

•State variations may apply

Repetitive Withdrawals	Permits automatic withdrawal of payments from the Contract Value on a monthly, quarterly, semi-annual, or annual basis	Standard	None
•Only available during the Accumulation Phase

•Minimum withdrawal amount is $500

•Withdrawals may be based on Interim Value(s), and may be subject to surrender charges, taxes and tax penalties

•Withdrawals will reduce the Contract Value and death benefit, perhaps significantly, and the reduction may be greater than the amount withdrawn

Free Withdrawal Amount	Permits withdrawal of a specific amount of the Contract Value each Interest Term Year during the first 6 Contract Years without incurring a surrender charge	Standard	None
•Only available during the Accumulation Phase

•Withdrawals of the Free Withdrawal Amount may be based on Interim Value(s), and may be subject to taxes and tax penalties

•Withdrawals of the Free Withdrawal Amounts will reduce the Contract Value and death benefit, perhaps significantly, and the reduction may be greater than the amount withdrawn

Indexed Accounts with Indexed Account Charge	Indexed Accounts with an Indexed Account Charge offer higher Caps or Participation Rates than similar Indexed Accounts without a charge	Optional	6% (as a percentage of the Indexed Account Base Value)
•The Indexed Account Charge will decrease your Contract earnings

•All or a portion of the charge is deducted if you make a full or partial withdrawal from an Indexed Account during an Interest Term, or exercise the Return Lock

Name of Benefit	Purpose	Standard or Optional	Maximum Fee	Descriptions of Restrictions or Limitations
Rebalancing	Permits automatic rebalancing of allocation percentages among the Indexed Accounts and Fixed Account at the end of each Interest Term	Optional	None
•Only available during the Accumulation Phase

•All investment allocations must have the same Interest Term length

•Terminates (but may be re-elected) if an Indexed Account to which Contract Value would be allocated is no longer available

•Terminates (but may be re-elected) if investment allocation options no longer have same Interest Term length

•Terminates (and cannot be re-elected) if you instruct us to stop

•Terminates (and cannot be re-elected) if you change allocations after the Contract Date and do not provide us with updated rebalancing instructions

Optional Benefit Expense, Footnotes [Text Block]	(1) The Indexed Account Charge is only applicable to certain Indexed Accounts. See “Investment Options” for a listing of Indexed Accounts with the Indexed Account Charge.
Benefits Description [Table Text Block]
DEATH DURING THE ACCUMULATION PHASE
If you die during the Accumulation Phase, the Contract provides for a death benefit equal to the greater of:

(a)Your Contract Value; or
(b)Your Purchase Payment reduced proportionately by the percentage reduction in the Indexed Account Values and the Fixed Account Value for each partial withdrawal.

If we permit the Contract to be assigned, or you designate someone else as Owner, the death benefit will be adjusted to equal the Contract Value as of the date of assignment or ownership change. If the death of the original Owner precedes the death of the new Owner and the Purchase Payment exceeds the Contract Value as of the date we receive proof of the original Owner’s death, the difference between the Purchase Payment and the Contract Value will be added to the Fixed Account on this date.

The death benefit will not be payable once the Income Phase begins under any circumstances. It will terminate on the Annuity Date without value. This means the death benefit will terminate without value when the Contract is annuitized. Also, even if you do not actively annuitize the Contract, when the Annuitant reaches the maximum annuitization age, the death benefit will terminate without value.

Death of Annuitant. If the Annuitant is not an Owner and the Annuitant dies before the Annuity Date, you must designate a new Annuitant. If no designation is made within 30 days after we are notified of the Annuitant’s death, the Owner (or oldest joint Owner) named in the application will become the Annuitant.

If this Contract is owned by a non-natural person (e.g., a corporation or a trust), the death of the Annuitant will be treated as the death of an Owner for purposes of the death benefit.
DUE PROOF OF DEATH
The amount of the death benefit is subject to fluctuation until we receive due proof of death. Most importantly, if the Contract is invested in at least one Indexed Account at the time that a death benefit becomes payable, the amount of the death benefit may decrease in value until we receive due proof of death. Thus, eligible recipients of the death benefit should notify us of an Owner’s death and provide us due proof of death as promptly as possible to limit the risk of a decline in the death benefit.

We will determine the amount of the death benefit upon receipt at our Home Office of due proof of death, which includes the following information:

•Proof of death acceptable to us, such as a certified copy of a death certificate;
•Written payment directions from at least one eligible recipient of the death benefit; and
•Any other documents, forms or information we may require.

The amount of the death benefit will include any interest required by state law.
TO WHOM THE DEATH BENEFIT IS PAID
Upon the death of a natural Owner during the Accumulation Phase, the death benefit is payable to the following:

•Surviving Owner; or if none, then
•Surviving primary Beneficiaries; or if none, then
•Surviving contingent Beneficiaries; or if none, then
•Estate of the last Owner to die.

For a Contract owned by a non-natural Owner, upon the death of the Annuitant during the Accumulation Phase, the death benefit is payable to the following:

•Surviving primary Beneficiaries; or if none, then
•Surviving contingent Beneficiaries; or if none, then
•The non-natural Owner.

If a person entitled to receive the death benefit dies before the death benefit is distributed, we will pay the death benefit to that person’s named beneficiary or, if none, to that person’s estate.
PAYMENT OPTIONS
Under a non-qualified Contract, the death benefit must be paid as:

a.A lump sum payment or series of withdrawals that are completed within five years from the date of death (ten years for qualified Contracts payable to certain beneficiaries, see below); or
b.Payments made over the Beneficiary’s life or life expectancy; or
c.Annuity Payments made over a person’s life or life expectancy. The life expectancy election must be made within 60 days from our receipt of proof of death. Annuity Payments must begin within one year from the date of death. Once Annuity Payments begin, they cannot be changed.

Under a qualified contract, the death benefit must generally be completed within ten years after the date of death unless payable to an “eligible designated beneficiary” as defined in the Code. Eligible designated beneficiaries include, spouses, minor children (until they reach the age of majority), beneficiaries who are disabled or chronically ill or individuals not more than 10 years younger than the original owner.

Life and life expectancy payouts of death benefits may not satisfy required minimum distribution rules under qualified Contracts. If the death benefit is payable to the Owner’s estate, we will make a lump sum payment. Different death benefit elections may be available to certain Beneficiaries.

We will determine the value of the death benefit as of the Business Day on which we receive the Beneficiary’s election and all information we need to process the claim. If your Beneficiary chooses to make a series of withdrawals over time as provided in option (a) above, then the allocation of Contract Value among the Indexed Accounts and the Fixed Account will not change (unless an Indexed Account becomes unavailable, in which case Contract Value allocated to that Indexed Account will be automatically transferred to the Fixed Account). To the extent the Contract Value is allocated to an Indexed Account, the Beneficiary will be subject to the risk that the Contract Value will decrease in value.
SPOUSAL CONTINUATION
In limited circumstances, when the Owner dies, if the spouse of the deceased Owner is entitled to receive a death benefit, the spouse may have the option to continue the Contract instead. Under federal tax law, the spouse’s option to continue the Contract is contingent upon whether the deceased Owner and the spouse were legally married under applicable state law. See the section titled "Effect of Civil unions and Domestic Partnerships” for more information.

If the spouse chooses to continue the Contract, any remaining Surrender Charge Period will be waived. If the spouse chooses to continue the Contract and if the death benefit exceeds the Contract Value, we will adjust the Contract Value to equal the death benefit as of the date we receive proof of death. Only one spousal continuation is permitted per Contract.
DEATH DURING THE INCOME PHASE
If an Owner dies during the Income Phase, then any amounts paid after the Owner’s death will depend on which annuity option was selected. If an Owner dies while annuity payments are being paid, we will pay the remaining annuity payments, if any, in accordance with that option. Under a qualified contract, the death benefit must generally be completed within ten years after the date of death unless payable to an “eligible designated beneficiary” as defined in the Code.

If the Annuitant is not an Owner and dies after the Annuity Date, then we will continue paying any remaining annuity payments to the Payee designated by the Owner. The remaining annuity payments will be distributed at least as rapidly as under the annuity option then in effect. See the section titled “Annuity Payments” for more information.

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

The following is a list of Indexed Accounts currently available under the Contract. We may change the features of the Indexed Account listed below (including the Index and the current limits on the Index gains and losses), offer new Indexed Accounts, and terminate existing Indexed Accounts. We will provide you with written notice before making any changes other than changes to current limits on Index gains. More information about current limits on Index gains is available at www.symetra.com/ratescaps.

Note: If amounts are removed from an Indexed Account before the end of its Interest Term, we will apply an Interim Value calculation. This may result in a significant reduction in your Contract Value that could exceed any protection from Index loss that would be in place if you held the option until the end of the Interest Term. See “Crediting Methods” and “Interim Value” under “Charges and Adjustments” for more information.

Index (1)	Type of Index	Interest Term	Crediting Method	Current Limit on Index Loss (if held until the end of the Interest Term)	Minimum Limit on Index Gain (for the life of the Indexed Account)
Nasdaq 100	Market Index	1-year	Point to Point with Buffer and Trigger Rate	15% Buffer	•1% Trigger Rate
Nasdaq 100	Market Index	1-year	Point to Point with Buffer, Cap and Participation Rate	10% Buffer	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
Nasdaq 100	Market Index	1-year	Point to Point with Buffer with Charge, Cap and Participation Rate	10% Buffer with charge	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
Nasdaq 100	Market Index	1-year	Point to Point with Buffer, Cap and Participation Rate	15% Buffer	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
Russell 2000	Market Index	1-year	Point to Point with Buffer, Cap and Participation Rate	10% Buffer	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
Russell 2000	Market Index	1-year	Point to Point with Buffer with Charge, Cap and Participation Rate	10% Buffer with charge	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
S&P 500	Market Index	1-year	Point to Point with Buffer, Cap and Participation Rate	10% Buffer	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
S&P 500	Market Index	1-year	Point to Point with Buffer with charge, Cap and Participation Rate	10% Buffer with charge	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
S&P 500 (4)	Market Index	1-year	Point to Point with Buffer, Cap and Participation Rate	100% Buffer	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
S&P 500	Market Index	1-year	Point to Point with Buffer, Cap and Participation Rate	15% Buffer	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
S&P 500	Market Index	1-year	Point to Point with Buffer and Trigger Rate	10% Buffer	•1% Trigger Rate
S&P 500	Market Index	1-year	Point to Point with Buffer and Trigger Rate	15% Buffer	•1% Trigger Rate
S&P 500 (4)	Market Index	1-year	Point to Point with Buffer and Dual Trigger Rate	10% Buffer	•1% Dual Trigger
MSCI Emerging Markets (2)	Market Index	2-year	Point to Point with Buffer, Cap and Participation Rate	10% Buffer	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate

Index (1)	Type of Index	Interest Term	Crediting Method	Current Limit on Index Loss (if held until the end of the Interest Term)	Minimum Limit on Index Gain (for the life of the Indexed Account)
MSCI Emerging Markets (2)	Market Index	2-year	Point to Point with Buffer with Charge, Cap and Participation Rate	10% Buffer with Charge	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
Nasdaq 100	Market Index	2-year	Point to Point with Buffer, Cap and Participation Rate	10% Buffer	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
Nasdaq 100	Market Index	2-year	Point to Point with Buffer with Charge, Cap and Participation Rate	10% Buffer with Charge	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
PIMCO Equity Fusion (2) (3)	Market Index	2-year	Point to Point with Buffer, Cap and Participation Rate	10% Buffer	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
PIMCO Equity Fusion (2) (3)	Market Index	2-year	Point to Point with Buffer with Charge, Cap and Participation Rate	10% Buffer with Charge	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
Russell 2000	Market Index	2-year	Point to Point with Buffer, Cap and Participation Rate	10% Buffer	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
Russell 2000	Market Index	2-year	Point to Point with Buffer with Charge, Cap and Participation Rate	10% Buffer with Charge	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
S&P 500	Market Index	2-year	Point to Point with Buffer, Cap and Participation Rate	10% Buffer	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
S&P 500	Market Index	2-year	Point to Point with Buffer with Charge, Cap and Participation Rate	10% Buffer with Charge	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
S&P 500 (4)	Market Index	2-year	Point to Point with Buffer and Dual Trigger Rate	10% Buffer	•1% Dual Trigger Rate
Nasdaq 100 (4)	Market Index	6-year	Point to Point with Buffer, Cap and Participation Rate	10% Buffer	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
Nasdaq 100 (4)	Market Index	6-year	Point to Point with Buffer, Cap and Participation Rate	20% Buffer	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
Russell 2000	Market Index	6-year	Point to Point with Buffer with Charge, Cap and Participation Rate	20% Buffer with charge	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
Russell 2000	Market Index	6-year	Point to Point with Buffer, Cap and Participation Rate	10% Buffer	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
Russell 2000	Market Index	6-year	Point to Point with Buffer with charge, Cap and Participation Rate	10% Buffer with charge	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
Russell 2000	Market Index	6-year	Point to Point with Buffer, Cap and Participation Rate	20% Buffer	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
S&P 500	Market Index	6-year	Point to Point with Buffer, Cap and Participation Rate	10% Buffer	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
S&P 500	Market Index	6-year	Point to Point with Buffer with Charge, Cap and Participation Rate	10% Buffer with charge	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate

Index (1)	Type of Index	Interest Term	Crediting Method	Current Limit on Index Loss (if held until the end of the Interest Term)	Minimum Limit on Index Gain (for the life of the Indexed Account)
S&P 500	Market Index	6-year	Point to Point with Buffer, Cap and Participation Rate	30% Buffer	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
S&P 500	Market Index	6-year	Point to Point with Buffer, Cap and Participation Rate	20% Buffer	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
S&P 500	Market Index	6-year	Point to Point with Buffer with Charge, Cap and Participation Rate	20% Buffer with charge	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
S&P 500	Market Index	6-year	Point to Point with Buffer with Charge, Cap and Participation Rate	30% Buffer with charge	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
S&P 500 (4)	Market Index	6-year	Point to Point with Buffer, Cap and Participation Rate	100% Buffer	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
S&P 500 (4)	Market Index	6-year	Point to Point with Buffer Plus, Cap and Participation Rate	10% Buffer Plus	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
S&P 500 (4)	Market Index	6-year	Point to Point with Buffer Plus, Cap and Participation Rate	20% Buffer Plus	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
S&P 500 (4)	Market Index	6-year	Point to Point with Buffer Plus, Cap and Participation Rate	30% Buffer Plus	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate

(1)     All of the Indices we currently offer are price return indices which do not reflect dividends or distributions paid on the components of the Indices.
(2)     The Indexed Account is only available for Contract Owners that have Indexed Account Value invested in them as of May 7, 2024 and will close once the applicable Interest Term is over. No new allocations are permitted.
(3)     The PIMCO Equity Fusion Index deducts fees and costs when calculating the Index return, which reduces the Index return and causes the Index to underperform a direct investment in the securities comprising the Index.
(4)     The Indexed Account is only available for Contracts purchased on or after May 1, 2024, subject to state approval.

We do not guarantee that the Contract will always offer Indexed Accounts that limit Index losses, which would mean risk of loss of the entire amount invested.

We set the Caps, Participation Rate, Trigger Rate and Dual Trigger Rate at our discretion; however, they will never be less than the lowest limits on the Index gains. The Cap will never be less than 2% during the Surrender Charge Period or 1% thereafter. The Participation Rate will never be less than 100% and the Trigger and Dual Trigger Rate will never be less than 1%.

The following lists the fixed option currently available under the Contract. We may change the features of the fixed option listed below, offer new fixed options, and terminate existing fixed options. We will provide you with written notice before doing so. See the section titled “Fixed Account” for more information.

Name	Interest Term	Minimum Guaranteed Interest Rate
Symetra Fixed Account	1-year	1%

Variable Option [Line Items]
Prospectuses Available [Text Block]	The following is a list of Indexed Accounts currently available under the Contract. We may change the features of the Indexed Account listed below (including the Index and the current limits on the Index gains and losses), offer new Indexed Accounts, and terminate existing Indexed Accounts. We will provide you with written notice before making any changes other than changes to current limits on Index gains. More information about current limits on Index gains is available at www.symetra.com/ratescaps. Note: If amounts are removed from an Indexed Account before the end of its Interest Term, we will apply an Interim Value calculation. This may result in a significant reduction in your Contract Value that could exceed any protection from Index loss that would be in place if you held the option until the end of the Interest Term. See “Crediting Methods” and “Interim Value” under “Charges and Adjustments” for more information.
Index-Linked Option [Line Items]
Index-Linked Option Available, Price Return Index Underperforms [Text Block]	The PIMCO Equity Fusion Index deducts fees and costs when calculating the Index return, which reduces the Index return and causes the Index to underperform a direct investment in the securities comprising the Index.
Index-Linked Option Available, Price Return Index Deducts Costs [Text Block]	All of the Indices we currently offer are price return indices which do not reflect dividends or distributions paid on the components of the Indices.
Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]	The following lists the fixed option currently available under the Contract. We may change the features of the fixed option listed below, offer new fixed options, and terminate existing fixed options. We will provide you with written notice before doing so. See the section titled “Fixed Account” for more information.
Fixed Options Available [Table Text Block]

Name	Interest Term	Minimum Guaranteed Interest Rate
Symetra Fixed Account	1-year	1%

Fixed Option Available, Name	Symetra Fixed Account
Fixed Option Available, Term	1 year
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	1.00%
Item 31A. Non-Variable Annuities [Line Items]
Non-variable Annuities [Table Text Block]

Name of Contract	Number of Contracts Outstanding	Total Value Attributable to the Indexed Accounts and/orFixed Account Option subject to Contract Adjustment	Number of Contracts Sold during the prior Calendar Year	Gross Premiums received During the Prior Calendar Year	Combination Contract
Symetra Trek Plus	16,930	$3,766,604,280.93	6,163	$1,238,294,086.34	No

Non-variable Annuities [Line Items]
Non-variable Annuities, Name	Symetra Trek Plus
Non-variable Annuities, Number Outstanding	16,930
Non-variable Annuities, Total Value	$ 3,766,604,280.93
Non-variable Annuities, Number Sold	6,163
Non-variable Annuities, Gross Premiums	$ 1,238,294,086.34
Non-variable Annuities, Combination [Flag]	false
During Surrender Charge Period [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Lowest Limit on Gains [Percent]	2.00%
After Surrender Charge Period [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Lowest Limit on Gains [Percent]	1.00%
Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Basic Death Benefit
Purpose of Benefit [Text Block]	To provide your Beneficiary with a payment upon your death.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Only available during the Accumulation Phase •The Contract Value component may reflect Interim Value(s) •Withdrawals will reduce the death benefit, perhaps significantly •State variations may apply
Name of Benefit [Text Block]	Basic Death Benefit
Operation of Benefit [Text Block]
DEATH DURING THE ACCUMULATION PHASE
If you die during the Accumulation Phase, the Contract provides for a death benefit equal to the greater of:

(a)Your Contract Value; or
(b)Your Purchase Payment reduced proportionately by the percentage reduction in the Indexed Account Values and the Fixed Account Value for each partial withdrawal.

If we permit the Contract to be assigned, or you designate someone else as Owner, the death benefit will be adjusted to equal the Contract Value as of the date of assignment or ownership change. If the death of the original Owner precedes the death of the new Owner and the Purchase Payment exceeds the Contract Value as of the date we receive proof of the original Owner’s death, the difference between the Purchase Payment and the Contract Value will be added to the Fixed Account on this date.

The death benefit will not be payable once the Income Phase begins under any circumstances. It will terminate on the Annuity Date without value. This means the death benefit will terminate without value when the Contract is annuitized. Also, even if you do not actively annuitize the Contract, when the Annuitant reaches the maximum annuitization age, the death benefit will terminate without value.

Death of Annuitant. If the Annuitant is not an Owner and the Annuitant dies before the Annuity Date, you must designate a new Annuitant. If no designation is made within 30 days after we are notified of the Annuitant’s death, the Owner (or oldest joint Owner) named in the application will become the Annuitant.

If this Contract is owned by a non-natural person (e.g., a corporation or a trust), the death of the Annuitant will be treated as the death of an Owner for purposes of the death benefit.
DUE PROOF OF DEATH
The amount of the death benefit is subject to fluctuation until we receive due proof of death. Most importantly, if the Contract is invested in at least one Indexed Account at the time that a death benefit becomes payable, the amount of the death benefit may decrease in value until we receive due proof of death. Thus, eligible recipients of the death benefit should notify us of an Owner’s death and provide us due proof of death as promptly as possible to limit the risk of a decline in the death benefit.

We will determine the amount of the death benefit upon receipt at our Home Office of due proof of death, which includes the following information:

•Proof of death acceptable to us, such as a certified copy of a death certificate;
•Written payment directions from at least one eligible recipient of the death benefit; and
•Any other documents, forms or information we may require.

The amount of the death benefit will include any interest required by state law.
TO WHOM THE DEATH BENEFIT IS PAID
Upon the death of a natural Owner during the Accumulation Phase, the death benefit is payable to the following:

•Surviving Owner; or if none, then
•Surviving primary Beneficiaries; or if none, then
•Surviving contingent Beneficiaries; or if none, then
•Estate of the last Owner to die.

For a Contract owned by a non-natural Owner, upon the death of the Annuitant during the Accumulation Phase, the death benefit is payable to the following:

•Surviving primary Beneficiaries; or if none, then
•Surviving contingent Beneficiaries; or if none, then
•The non-natural Owner.

If a person entitled to receive the death benefit dies before the death benefit is distributed, we will pay the death benefit to that person’s named beneficiary or, if none, to that person’s estate.
PAYMENT OPTIONS
Under a non-qualified Contract, the death benefit must be paid as:

a.A lump sum payment or series of withdrawals that are completed within five years from the date of death (ten years for qualified Contracts payable to certain beneficiaries, see below); or
b.Payments made over the Beneficiary’s life or life expectancy; or
c.Annuity Payments made over a person’s life or life expectancy. The life expectancy election must be made within 60 days from our receipt of proof of death. Annuity Payments must begin within one year from the date of death. Once Annuity Payments begin, they cannot be changed.

Under a qualified contract, the death benefit must generally be completed within ten years after the date of death unless payable to an “eligible designated beneficiary” as defined in the Code. Eligible designated beneficiaries include, spouses, minor children (until they reach the age of majority), beneficiaries who are disabled or chronically ill or individuals not more than 10 years younger than the original owner.

Life and life expectancy payouts of death benefits may not satisfy required minimum distribution rules under qualified Contracts. If the death benefit is payable to the Owner’s estate, we will make a lump sum payment. Different death benefit elections may be available to certain Beneficiaries.

We will determine the value of the death benefit as of the Business Day on which we receive the Beneficiary’s election and all information we need to process the claim. If your Beneficiary chooses to make a series of withdrawals over time as provided in option (a) above, then the allocation of Contract Value among the Indexed Accounts and the Fixed Account will not change (unless an Indexed Account becomes unavailable, in which case Contract Value allocated to that Indexed Account will be automatically transferred to the Fixed Account). To the extent the Contract Value is allocated to an Indexed Account, the Beneficiary will be subject to the risk that the Contract Value will decrease in value.
SPOUSAL CONTINUATION
In limited circumstances, when the Owner dies, if the spouse of the deceased Owner is entitled to receive a death benefit, the spouse may have the option to continue the Contract instead. Under federal tax law, the spouse’s option to continue the Contract is contingent upon whether the deceased Owner and the spouse were legally married under applicable state law. See the section titled "Effect of Civil unions and Domestic Partnerships” for more information.

If the spouse chooses to continue the Contract, any remaining Surrender Charge Period will be waived. If the spouse chooses to continue the Contract and if the death benefit exceeds the Contract Value, we will adjust the Contract Value to equal the death benefit as of the date we receive proof of death. Only one spousal continuation is permitted per Contract.
DEATH DURING THE INCOME PHASE
If an Owner dies during the Income Phase, then any amounts paid after the Owner’s death will depend on which annuity option was selected. If an Owner dies while annuity payments are being paid, we will pay the remaining annuity payments, if any, in accordance with that option. Under a qualified contract, the death benefit must generally be completed within ten years after the date of death unless payable to an “eligible designated beneficiary” as defined in the Code.

If the Annuitant is not an Owner and dies after the Annuity Date, then we will continue paying any remaining annuity payments to the Payee designated by the Owner. The remaining annuity payments will be distributed at least as rapidly as under the annuity option then in effect. See the section titled “Annuity Payments” for more information.

Calculation Method of Benefit [Text Block]
PAYMENT OPTIONS
Under a non-qualified Contract, the death benefit must be paid as:

a.A lump sum payment or series of withdrawals that are completed within five years from the date of death (ten years for qualified Contracts payable to certain beneficiaries, see below); or
b.Payments made over the Beneficiary’s life or life expectancy; or
c.Annuity Payments made over a person’s life or life expectancy. The life expectancy election must be made within 60 days from our receipt of proof of death. Annuity Payments must begin within one year from the date of death. Once Annuity Payments begin, they cannot be changed.

Under a qualified contract, the death benefit must generally be completed within ten years after the date of death unless payable to an “eligible designated beneficiary” as defined in the Code. Eligible designated beneficiaries include, spouses, minor children (until they reach the age of majority), beneficiaries who are disabled or chronically ill or individuals not more than 10 years younger than the original owner.

Life and life expectancy payouts of death benefits may not satisfy required minimum distribution rules under qualified Contracts. If the death benefit is payable to the Owner’s estate, we will make a lump sum payment. Different death benefit elections may be available to certain Beneficiaries.

We will determine the value of the death benefit as of the Business Day on which we receive the Beneficiary’s election and all information we need to process the claim. If your Beneficiary chooses to make a series of withdrawals over time as provided in option (a) above, then the allocation of Contract Value among the Indexed Accounts and the Fixed Account will not change (unless an Indexed Account becomes unavailable, in which case Contract Value allocated to that Indexed Account will be automatically transferred to the Fixed Account). To the extent the Contract Value is allocated to an Indexed Account, the Beneficiary will be subject to the risk that the Contract Value will decrease in value.
SPOUSAL CONTINUATION
In limited circumstances, when the Owner dies, if the spouse of the deceased Owner is entitled to receive a death benefit, the spouse may have the option to continue the Contract instead. Under federal tax law, the spouse’s option to continue the Contract is contingent upon whether the deceased Owner and the spouse were legally married under applicable state law. See the section titled "Effect of Civil unions and Domestic Partnerships” for more information.

If the spouse chooses to continue the Contract, any remaining Surrender Charge Period will be waived. If the spouse chooses to continue the Contract and if the death benefit exceeds the Contract Value, we will adjust the Contract Value to equal the death benefit as of the date we receive proof of death. Only one spousal continuation is permitted per Contract.
DEATH DURING THE INCOME PHASE
If an Owner dies during the Income Phase, then any amounts paid after the Owner’s death will depend on which annuity option was selected. If an Owner dies while annuity payments are being paid, we will pay the remaining annuity payments, if any, in accordance with that option. Under a qualified contract, the death benefit must generally be completed within ten years after the date of death unless payable to an “eligible designated beneficiary” as defined in the Code.

If the Annuitant is not an Owner and dies after the Annuity Date, then we will continue paying any remaining annuity payments to the Payee designated by the Owner. The remaining annuity payments will be distributed at least as rapidly as under the annuity option then in effect. See the section titled “Annuity Payments” for more information.

1 Year Interest Term [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.00%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.00%
2 Year Interest Term (1% Charge Each Year For The 2-Year Interest Term) [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
6 Year Interest Term (1% Charge Each Year For The 6-Tear Interest Term) [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	6.00%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	6.00%
Return Lock [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Return Lock
Purpose of Benefit [Text Block]	Permits you to lock in the Interim Value of an Indexed Account prior to the end of an Interest Term
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
•Only available during the Accumulation Phase

•The entire Indexed Account Value must be locked in

•May only be exercised once during an Interest Term

•Exercise of the feature is irrevocable

•Locked in amount will be the Interim Value calculated at the end of the Business Day after the Business Day your request is received

•You will not know the Interim Value to be locked in prior to exercising the feature

•Locked in amount will not be credited with Indexed Interest at the end of the Interest Term
	•Withdrawals (including applicable surrender charges, taxes, and tax penalties) will reduce the locked in amount dollar-for-dollar
Name of Benefit [Text Block]	Return Lock
Hospital And Nursing Home Waiver [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Hospital and Nursing Home Waiver
Purpose of Benefit [Text Block]	Waives the surrender charge on withdrawals while you are confined in an eligible facility
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
•Only available during the Accumulation Phase

•Must be confined in an eligible facility

•Period of confinement must be at least 30 consecutive days

•Satisfactory proof of confinement must be provided

•If confinement existed on the Contract Date, you may not rely on this waiver until after the first Contract Year

•Withdrawals under the rider may be based on Interim Value(s), and may be subject to taxes, and tax penalties

•Withdrawals will reduce the Contract Value and death benefit, perhaps significantly, and the reduction may be greater than the amount withdrawn

•State variations may apply

Name of Benefit [Text Block]	Hospital and Nursing Home Waiver
Terminal Illness Waiver [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Terminal Illness Waiver
Purpose of Benefit [Text Block]	Waives surrender charges on withdrawals while you are terminally ill
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
•Only available during the Accumulation Phase and after the first Contract Year

•Satisfactory proof of terminal illness must be received

•Terminal illness must be diagnosed after Contract Date

•Withdrawals under the rider may be based on Interim Value(s), and may be subject to taxes, and tax penalties

•Withdrawals will reduce the Contract Value and death benefit, perhaps significantly, and the reduction may be greater than the amount withdrawn

•State variations may apply

Name of Benefit [Text Block]	Terminal Illness Waiver
Repetitive Withdrawals [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Repetitive Withdrawals
Purpose of Benefit [Text Block]	Permits automatic withdrawal of payments from the Contract Value on a monthly, quarterly, semi-annual, or annual basis
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
•Only available during the Accumulation Phase

•Minimum withdrawal amount is $500

•Withdrawals may be based on Interim Value(s), and may be subject to surrender charges, taxes and tax penalties

•Withdrawals will reduce the Contract Value and death benefit, perhaps significantly, and the reduction may be greater than the amount withdrawn

Name of Benefit [Text Block]	Repetitive Withdrawals
Free Withdrawal Amount [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Free Withdrawal Amount
Purpose of Benefit [Text Block]	Permits withdrawal of a specific amount of the Contract Value each Interest Term Year during the first 6 Contract Years without incurring a surrender charge
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
•Only available during the Accumulation Phase

•Withdrawals of the Free Withdrawal Amount may be based on Interim Value(s), and may be subject to taxes and tax penalties

•Withdrawals of the Free Withdrawal Amounts will reduce the Contract Value and death benefit, perhaps significantly, and the reduction may be greater than the amount withdrawn

Name of Benefit [Text Block]	Free Withdrawal Amount
Indexed Accounts With Indexed Account Charge [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Indexed Accounts with Indexed Account Charge
Purpose of Benefit [Text Block]	Indexed Accounts with an Indexed Account Charge offer higher Caps or Participation Rates than similar Indexed Accounts without a charge
Optional Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	6.00%
Brief Restrictions / Limitations [Text Block]
•The Indexed Account Charge will decrease your Contract earnings

•All or a portion of the charge is deducted if you make a full or partial withdrawal from an Indexed Account during an Interest Term, or exercise the Return Lock

Name of Benefit [Text Block]	Indexed Accounts with Indexed Account Charge
Rebalancing [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Rebalancing
Purpose of Benefit [Text Block]	Permits automatic rebalancing of allocation percentages among the Indexed Accounts and Fixed Account at the end of each Interest Term
Optional Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
•Only available during the Accumulation Phase

•All investment allocations must have the same Interest Term length

•Terminates (but may be re-elected) if an Indexed Account to which Contract Value would be allocated is no longer available

•Terminates (but may be re-elected) if investment allocation options no longer have same Interest Term length

•Terminates (and cannot be re-elected) if you instruct us to stop

•Terminates (and cannot be re-elected) if you change allocations after the Contract Date and do not provide us with updated rebalancing instructions

Name of Benefit [Text Block]	Rebalancing
Interim Value Adjustment [Member]
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment, Maximum Potential Loss [Percent]	100.00%
Contract Adjustment, Applicable Period [Text Block]	The Interim Value is the value of the Indexed Account, excluding any applicable Indexed Account Charges, between the first and last day of the Interest Term.
Contract Adjustment, Applicable Transaction [Text Block]	Any of these transactions, if taken from the Indexed Accounts during an Interest Term, will be based on the Interim Values of the Indexed Accounts.
Contract Adjustment, Manner Determined [Text Block]	Interim Value Calculation. We calculate the Interim Value at the end of each Business Day. The calculation is based on a formula not directly tied to the value of the Index but rather by determining the value of hypothetical investments and derivatives that we may or may not actually hold.
Contract Adjustment, Effect on Value and Benefits [Text Block]	Reductions to your Base Value will negatively impact your Indexed Account Value for the remainder of the Interest Term and may result in a lower amount of Indexed Interest being credited, if any, at the end of the Interest Term. Reductions will also impact the death benefit available for your Beneficiaries.
Contract Adjustment, Negative Effect Could be Greater than Value Withdrawn [Text Block]	A withdrawal will also cause a reduction (perhaps significant reduction) to your Base Value. When you take such a withdrawal, your Base Value will be immediately reduced in a proportion equal to the reduction in your Indexed Account Value, which will be the Interim Value. A proportional reduction could be larger than the dollar amount of your withdrawal.
Contract Adjustment, Impact of Adjustment on Interest Credited [Text Block]	This means that amounts withdrawn prior to the end of an Interest Term will not be credited with Indexed Interest.
Contract Adjustment, Relationship to Other Charges [Text Block]	If you are invested in an Indexed Account with an Indexed Account Charge and make a full withdrawal from the Indexed Account, the full amount of the charge will be deducted from the Interim Value. A surrender charge, taxes and tax penalities may also apply.
Contract Adjustment, Purpose [Text Block]	The Interim Value calculation shifts risk from us to you, protecting us from declines in value on those investments and derivative assets when amounts are withdrawn or otherwise removed from an Indexed Account prior to end of an Interest Term.
Contract Adjustment, Obtaining Current Value of an Adjustment [Text Block]
You may contact our Home Office to obtain your current Indexed Account Value, you will not know the Indexed Account Interim Value used in advance. This is because the Interim Value fluctuates daily, and we use the Indexed Account Value calculated at the end of the Business Day that immediately follows the Business Day on which we receive your request. The Indexed Account Value on the immediately following Business Day may be higher or lower than the Indexed Account Value on the Business Day that we received your request or that you last obtained.

Contract Adjustment, Current Value of an Adjustment Fluctuates [Text Block]	The Interim Value may change each Business Day and this change may be either positive, negative, or zero.
During Surrender Charge Period [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Lowest Limit on Gains [Percent]	2.00%
Cap Rate After Surrender Charge Period Return Limit [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Lowest Limit on Gains [Percent]	1.00%
Nasdaq 100, Market Index, 1-year, Point to Point with Buffer and Trigger Rate, 15% Buffer, 1% Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq 100
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point to Point with Buffer and Trigger Rate
Index-Linked Option Available, Index Loss Limit Type	15% Buffer
Index-Linked Option Available, Index Gain Limit Type	•1% Trigger Rate
Nasdaq 100, Market Index, 1-year, Point to Point with Buffer, Cap and Participation Rate, 10% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq 100
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point to Point with Buffer, Cap and Participation Rate
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
Nasdaq 100, Market Index, 1-year, Point to Point with Buffer with Charge, Cap and Participation Rate, 10% Buffer with charge, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq 100
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point to Point with Buffer with Charge, Cap and Participation Rate
Index-Linked Option Available, Index Loss Limit Type	10% Buffer with charge
Index-Linked Option Available, Index Gain Limit Type	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
Nasdaq 100, Market Index, 1-year, Point to Point with Buffer, Cap and Participation Rate, 15% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq 100
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point to Point with Buffer, Cap and Participation Rate
Index-Linked Option Available, Index Loss Limit Type	15% Buffer
Index-Linked Option Available, Index Gain Limit Type	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
Russell 2000, Market Index, 1-year, Point to Point with Buffer, Cap and Participation Rate, 10% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 2000
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point to Point with Buffer, Cap and Participation Rate
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
Russell 2000, Market Index, 1-year, Point to Point with Buffer with Charge, Cap and Participation Rate, 10% Buffer with charge, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 2000
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point to Point with Buffer with Charge, Cap and Participation Rate
Index-Linked Option Available, Index Loss Limit Type	10% Buffer with charge
Index-Linked Option Available, Index Gain Limit Type	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
S&P 500, Market Index, 1-year, Point to Point with Buffer, Cap and Participation Rate, 10% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point to Point with Buffer, Cap and Participation Rate
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
S&P 500, Market Index, 1-year, Point to Point with Buffer with charge, Cap and Participation Rate, 10% Buffer with charge, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point to Point with Buffer with charge, Cap and Participation Rate
Index-Linked Option Available, Index Loss Limit Type	10% Buffer with charge
Index-Linked Option Available, Index Gain Limit Type	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
S&P 500, Market Index, 1-year, Point to Point with Buffer, Cap and Participation Rate, 100% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500 (4)
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point to Point with Buffer, Cap and Participation Rate
Index-Linked Option Available, Index Loss Limit Type	100% Buffer
Index-Linked Option Available, Index Gain Limit Type	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
S&P 500, Market Index, 1-year, Point to Point with Buffer, Cap and Participation Rate, 15% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point to Point with Buffer, Cap and Participation Rate
Index-Linked Option Available, Index Loss Limit Type	15% Buffer
Index-Linked Option Available, Index Gain Limit Type	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
S&P 500, Market Index, 1-year, Point to Point with Buffer and Trigger Rate, 10% Buffer, 1% Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point to Point with Buffer and Trigger Rate
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	•1% Trigger Rate
S&P 500, Market Index, 1-year, Point to Point with Buffer and Trigger Rate, 15% Buffer, 1% Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point to Point with Buffer and Trigger Rate
Index-Linked Option Available, Index Loss Limit Type	15% Buffer
Index-Linked Option Available, Index Gain Limit Type	•1% Trigger Rate
S&P 500, Market Index, 1-year, Point to Point with Buffer and Dual Trigger Rate, 10% Buffer, 1% Dual Trigger [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500 (4)
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point to Point with Buffer and Dual Trigger Rate
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	•1% Dual Trigger
MSCI Emerging Markets, Market Index, 2-year, Point to Point with Buffer, Cap and Participation Rate, 10% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI Emerging Markets (2)
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	2 years
Index-Linked Option Available, Crediting Methodology	Point to Point with Buffer, Cap and Participation Rate
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
MSCI Emerging Markets, Market Index, 2-year, Point to Point with Buffer with Charge, Cap and Participation Rate, 10% Buffer with Charge, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI Emerging Markets (2)
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	2 years
Index-Linked Option Available, Crediting Methodology	Point to Point with Buffer with Charge, Cap and Participation Rate
Index-Linked Option Available, Index Loss Limit Type	10% Buffer with Charge
Index-Linked Option Available, Index Gain Limit Type	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
Nasdaq 100, Market Index, 2-year, Point to Point with Buffer, Cap and Participation Rate, 10% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq 100
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	2 years
Index-Linked Option Available, Crediting Methodology	Point to Point with Buffer, Cap and Participation Rate
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
Nasdaq 100, Market Index, 2-year, Point to Point with Buffer with Charge, Cap and Participation Rate, 10% Buffer with Charge, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq 100
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	2 years
Index-Linked Option Available, Crediting Methodology	Point to Point with Buffer with Charge, Cap and Participation Rate
Index-Linked Option Available, Index Loss Limit Type	10% Buffer with Charge
Index-Linked Option Available, Index Gain Limit Type	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
PIMCO Equity Fusion (2), Market Index, 2-year, Point to Point with Buffer, Cap and Participation Rate, 10% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	PIMCO Equity Fusion (2) (3)
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	2 years
Index-Linked Option Available, Crediting Methodology	Point to Point with Buffer, Cap and Participation Rate
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
PIMCO Equity Fusion (2), Market Index, 2-year, Point to Point with Buffer with Charge, Cap and Participation Rate, 10% Buffer with Charge, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	PIMCO Equity Fusion (2) (3)
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	2 years
Index-Linked Option Available, Crediting Methodology	Point to Point with Buffer with Charge, Cap and Participation Rate
Index-Linked Option Available, Index Loss Limit Type	10% Buffer with Charge
Index-Linked Option Available, Index Gain Limit Type	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
Russell 2000, Market Index, 2-year, Point to Point with Buffer, Cap and Participation Rate, 10% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 2000
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	2 years
Index-Linked Option Available, Crediting Methodology	Point to Point with Buffer, Cap and Participation Rate
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
Russell 2000, Market Index, 2-year, Point to Point with Buffer with Charge, Cap and Participation Rate, 10% Buffer with Charge, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 2000
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	2 years
Index-Linked Option Available, Crediting Methodology	Point to Point with Buffer with Charge, Cap and Participation Rate
Index-Linked Option Available, Index Loss Limit Type	10% Buffer with Charge
Index-Linked Option Available, Index Gain Limit Type	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
S&P 500, Market Index, 2-year, Point to Point with Buffer, Cap and Participation Rate, 10% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	2 years
Index-Linked Option Available, Crediting Methodology	Point to Point with Buffer, Cap and Participation Rate
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
S&P 500, Market Index, 2-year, Point to Point with Buffer with Charge, Cap and Participation Rate, 10% Buffer with Charge, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	2 years
Index-Linked Option Available, Crediting Methodology	Point to Point with Buffer with Charge, Cap and Participation Rate
Index-Linked Option Available, Index Loss Limit Type	10% Buffer with Charge
Index-Linked Option Available, Index Gain Limit Type	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
S&P 500, Market Index, 2-year, Point to Point with Buffer and Dual Trigger Rate, 10% Buffer, 1% Dual Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500 (4)
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	2 years
Index-Linked Option Available, Crediting Methodology	Point to Point with Buffer and Dual Trigger Rate
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	•1% Dual Trigger Rate
Nasdaq 100, Market Index, 6-year, Point to Point with Buffer, Cap and Participation Rate, 10% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq 100 (4)
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point to Point with Buffer, Cap and Participation Rate
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
Nasdaq 100, Market Index, 6-year, Point to Point with Buffer, Cap and Participation Rate, 20% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq 100 (4)
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point to Point with Buffer, Cap and Participation Rate
Index-Linked Option Available, Index Loss Limit Type	20% Buffer
Index-Linked Option Available, Index Gain Limit Type	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
Russell 2000, Market Index, 6-year, Point to Point with Buffer with Charge, Cap and Participation Rate, 20% Buffer with charge, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 2000
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point to Point with Buffer with Charge, Cap and Participation Rate
Index-Linked Option Available, Index Loss Limit Type	20% Buffer with charge
Index-Linked Option Available, Index Gain Limit Type	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
Russell 2000, Market Index, 6-year, Point to Point with Buffer, Cap and Participation Rate, 10% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 2000
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point to Point with Buffer, Cap and Participation Rate
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
Russell 2000, Market Index, 6-year, Point to Point with Buffer with charge, Cap and Participation Rate, 10% Buffer with charge, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 2000
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point to Point with Buffer with charge, Cap and Participation Rate
Index-Linked Option Available, Index Loss Limit Type	10% Buffer with charge
Index-Linked Option Available, Index Gain Limit Type	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
Russell 2000, Market Index, 6-year, Point to Point with Buffer, Cap and Participation Rate, 20% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 2000
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point to Point with Buffer, Cap and Participation Rate
Index-Linked Option Available, Index Loss Limit Type	20% Buffer
Index-Linked Option Available, Index Gain Limit Type	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
S&P 500, Market Index, 6-year, Point to Point with Buffer, Cap and Participation Rate, 10% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point to Point with Buffer, Cap and Participation Rate
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
S&P 500, Market Index, 6-year, Point to Point with Buffer with Charge, Cap and Participation Rate, 10% Buffer with charge, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point to Point with Buffer with Charge, Cap and Participation Rate
Index-Linked Option Available, Index Loss Limit Type	10% Buffer with charge
Index-Linked Option Available, Index Gain Limit Type	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
S&P 500, Market Index, 6-year, Point to Point with Buffer, Cap and Participation Rate, 30% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point to Point with Buffer, Cap and Participation Rate
Index-Linked Option Available, Index Loss Limit Type	30% Buffer
Index-Linked Option Available, Index Gain Limit Type	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
S&P 500, Market Index, 6-year, Point to Point with Buffer, Cap and Participation Rate, 20% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point to Point with Buffer, Cap and Participation Rate
Index-Linked Option Available, Index Loss Limit Type	20% Buffer
Index-Linked Option Available, Index Gain Limit Type	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
S&P 500, Market Index, 6-year, Point to Point with Buffer with Charge, Cap and Participation Rate, 20% Buffer with charge, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point to Point with Buffer with Charge, Cap and Participation Rate
Index-Linked Option Available, Index Loss Limit Type	20% Buffer with charge
Index-Linked Option Available, Index Gain Limit Type	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
S&P 500, Market Index, 6-year, Point to Point with Buffer with Charge, Cap and Participation Rate, 30% Buffer with charge, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point to Point with Buffer with Charge, Cap and Participation Rate
Index-Linked Option Available, Index Loss Limit Type	30% Buffer with charge
Index-Linked Option Available, Index Gain Limit Type	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
S&P 500, Market Index, 6-year, Point to Point with Buffer, Cap and Participation Rate, 100% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500 (4)
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point to Point with Buffer, Cap and Participation Rate
Index-Linked Option Available, Index Loss Limit Type	100% Buffer
Index-Linked Option Available, Index Gain Limit Type	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
S&P 500, Market Index, 6-year, Point to Point with Buffer Plus, Cap and Participation Rate, 10% Buffer Plus, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500 (4)
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point to Point with Buffer Plus, Cap and Participation Rate
Index-Linked Option Available, Index Loss Limit Type	10% Buffer Plus
Index-Linked Option Available, Index Gain Limit Type	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
S&P 500, Market Index, 6-year, Point to Point with Buffer Plus, Cap and Participation Rate, 20% Buffer Plus, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500 (4)
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point to Point with Buffer Plus, Cap and Participation Rate
Index-Linked Option Available, Index Loss Limit Type	20% Buffer Plus
Index-Linked Option Available, Index Gain Limit Type	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
S&P 500, Market Index, 6-year, Point to Point with Buffer Plus, Cap and Participation Rate, 30% Buffer Plus, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500 (4)
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point to Point with Buffer Plus, Cap and Participation Rate
Index-Linked Option Available, Index Loss Limit Type	30% Buffer Plus
Index-Linked Option Available, Index Gain Limit Type	•2% Cap during Surrender Period and 1% thereafter •100% Participation Rate
Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]

RISKS
Is there a Risk of Loss from Poor Performance?
Yes. You can lose money by investing in the Contract.

The following chart shows the maximum percentage of your investment you could lose due to negative Index performance after taking into account the current limits on Index loss provided under the Contract.

Crediting Method	Maximum Potential Loss % for Negative Performance
10% Buffer	90%
15% Buffer	85%
20% Buffer	80%
30% Buffer	70%
100% Buffer	0%
10% Buffer Plus Rate	90%
20% Buffer Plus Rate	80%
30% Buffer Plus Rate	70%

We do not guarantee that the Contract will always offer Indexed Accounts that limit Index losses, which would mean risk of loss of the entire amount invested.

For more information, see “Principal Risks of Investing in the Contract,” “Investment Options,” and “Additional Information on the Indexed Accounts.”

Index-Linked Option Key Information, Minimum Limit on Index Losses, Risk [Percent]	10.00%
Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
No. The Contract is not a short-term investment and is not appropriate if you need ready access to cash. The benefits of tax deferral and living benefit protections also mean the Contract is more beneficial to investors with a long-time horizon. Tax penalties may apply to withdrawals taken before age 59 ½. Withdrawals from the Contract may be subject to a surrender charges, taxes, and tax penalties. Amounts removed from an Indexed Account before the end of the Interest Term may also result in a negative Interim Value calculation and loss of positive performance. If you take a withdrawal prior to the end of an Interest Term, the withdrawal will cause a reduction (perhaps significant reduction) to your Base Value. Reductions to your Base Value will negatively impact your Indexed Account Value for the remainder of the Interest Term and may result in a lower amount of Indexed Interest being credited, if any, at the end of the Interest Term as well as reduce the amount of Death Benefit available to your Beneficiaries.

At the end of each Interest Term or if the Return Lock feature has been exercised, at the end of the current or any subsequent Interest Term Year, you may elect to transfer your Contract Value between the Fixed Account and any Indexed Account(s) and between Indexed Account(s) and begin a new Interest Term. If we do not receive a transfer request from you by the Transfer Notice Deadline, your allocations will remain the same and no transfers will occur. If an Indexed Account in which you are invested is no longer offered and we do not receive a transfer request, any amount in that Indexed Account will be transferred to the Fixed Account.
	For more information, see “Principal Risks of Investment in the Contract” and “Transfers”.
Key Information, Contract Adjustment Risk [Text Block]	Amounts removed from an Indexed Account before the end of the Interest Term may also result in a negative Interim Value calculation and loss of positive performance.
Key Information, Reallocation Risk [Text Block]	If we do not receive a transfer request from you by the Transfer Notice Deadline, your allocations will remain the same and no transfers will occur.
Key Information, Default Reallocation Risk [Text Block]	If an Indexed Account in which you are invested is no longer offered and we do not receive a transfer request, any amount in that Indexed Account will be transferred to the Fixed Account.
Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
Investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., the Indexed Accounts). Each investment option (including the Fixed Account) has its own unique risks. You should review the available investment options before making an investment decision.

All of the Indices we currently offer are price return indices which do not reflect dividends or distributions paid on the components of the Indices. This reduces the Index Return and will cause the Index to underperform a direct investment in the securities composing the Index.

The upside potential feature of the applicable Crediting Methods will limit positive Index Returns (e.g., limited upside). This may result in you earning less than the Index Return. For example:

The Cap represents the maximum positive Adjusted Index Return for a given Interest Term and limits the amount of positive Indexed Interest that we may be obligated to credit for any Interest Term. If the Cap is 8%, the Participation Rate is 100% and the Index Return is 15%, we would credit Indexed Interest at the Adjusted Index Return of 8% (the Index Return up to the Cap) at the end of the Interest Term.

The Participation Rate represents a percentage that can be applied to the Index Return for an Interest Term. If the Participation Rate is 100% with no Cap and the Index Return is 5%, we would multiply the Index Return of 5% by 100%. As a result, we would credit Indexed Interest to your Base Value at the Adjusted Index Return of 5% (100% of the Index Return) at the end of the Interest Term.

If the Index Return is 0% or greater, the Adjusted Index Return equals the Trigger Rate. If the Trigger Rate is 5% and the Index Return is 10%, the Adjusted Index Return equals the 5% Trigger Rate.

If the Index Return is positive, zero, or negative within the Buffer, the Adjusted Index Return equals the Dual Trigger Rate. If the Dual Trigger Rate is 4% and the Index Return is 10% (a positive Index Return), the Adjusted Index Return equals the 4% Dual Trigger Rate. Similarly, if the Index Return is -3% (negative within the Buffer), the Adjusted Index Return would equal the Dual Trigger Rate of 4%.

The downside protection feature of the applicable Crediting Methods will limit negative Index Returns (e.g., limited protection in the case of market decline). For example:

The Buffer represents the amount of negative Index Return that you are protected from before you are credited with negative Indexed Interest. If the Buffer is 10% and the Index Return is -15% (negative Index Return that exceeds the Buffer), we would credit Indexed interest at the Adjusted Index Return of -5%.

The Buffer Plus Rate is added to any negative Index Return to determine the Adjusted Index Return. If the Buffer Plus Rate is 20% and the Index Return is -15% (negative within the Buffer Plus Rate), we would credit Indexed Interest at the Adjusted Index Return of 5%. The Buffer Plus Rate is also the Adjusted Index Return if the Index Return is zero or positive below the Buffer Plus Rate. When the positive Index Return is higher than the Buffer Plus Rate, any positive Index Return in excess of the Buffer Plus Rate is multiplied by the Participation Rate, and then that result is added to the Buffer Plus Rate (subject to the Cap, if applicable) to determine the Adjusted Index Return.
For more information, see “Principal Risks of Investing in the Contract,” “Investment Options,” “Additional Information on the Indexed Accounts”, and “Appendix A: Investment Options Available Under the Contract”.

Index-Linked Option Key Information, Limits Positive Index Returns, Risk [Text Block]	The upside potential feature of the applicable Crediting Methods will limit positive Index Returns (e.g., limited upside).
Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]

The Cap represents the maximum positive Adjusted Index Return for a given Interest Term and limits the amount of positive Indexed Interest that we may be obligated to credit for any Interest Term. If the Cap is 8%, the Participation Rate is 100% and the Index Return is 15%, we would credit Indexed Interest at the Adjusted Index Return of 8% (the Index Return up to the Cap) at the end of the Interest Term.

The Participation Rate represents a percentage that can be applied to the Index Return for an Interest Term. If the Participation Rate is 100% with no Cap and the Index Return is 5%, we would multiply the Index Return of 5% by 100%. As a result, we would credit Indexed Interest to your Base Value at the Adjusted Index Return of 5% (100% of the Index Return) at the end of the Interest Term.

If the Index Return is 0% or greater, the Adjusted Index Return equals the Trigger Rate. If the Trigger Rate is 5% and the Index Return is 10%, the Adjusted Index Return equals the 5% Trigger Rate.

If the Index Return is positive, zero, or negative within the Buffer, the Adjusted Index Return equals the Dual Trigger Rate. If the Dual Trigger Rate is 4% and the Index Return is 10% (a positive Index Return), the Adjusted Index Return equals the 4% Dual Trigger Rate. Similarly, if the Index Return is -3% (negative within the Buffer), the Adjusted Index Return would equal the Dual Trigger Rate of 4%.

Index-Linked Option Key Information, Limits Investor Earnings, Risk [Text Block]	This may result in you earning less than the Index Return.
Index-Linked Option Key Information, Limits the Negative Return Risk [Text Block]	The downside protection feature of the applicable Crediting Methods will limit negative Index Returns (e.g., limited protection in the case of market decline).
Index-Linked Option Key Information, Example of Limiting the Negative Return Risk [Text Block]

The Buffer represents the amount of negative Index Return that you are protected from before you are credited with negative Indexed Interest. If the Buffer is 10% and the Index Return is -15% (negative Index Return that exceeds the Buffer), we would credit Indexed interest at the Adjusted Index Return of -5%.

The Buffer Plus Rate is added to any negative Index Return to determine the Adjusted Index Return. If the Buffer Plus Rate is 20% and the Index Return is -15% (negative within the Buffer Plus Rate), we would credit Indexed Interest at the Adjusted Index Return of 5%. The Buffer Plus Rate is also the Adjusted Index Return if the Index Return is zero or positive below the Buffer Plus Rate. When the positive Index Return is higher than the Buffer Plus Rate, any positive Index Return in excess of the Buffer Plus Rate is multiplied by the Participation Rate, and then that result is added to the Buffer Plus Rate (subject to the Cap, if applicable) to determine the Adjusted Index Return.

Index-Linked Option Key Information, Price Return Index, Risk [Text Block]	All of the Indices we currently offer are price return indices which do not reflect dividends or distributions paid on the components of the Indices.
Index-Linked Option Key Information, Price Return Index Underperforms Direct Investments, Risk [Text Block]	This reduces the Index Return and will cause the Index to underperform a direct investment in the securities composing the Index.
Early Withdrawal Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
WITHDRAWAL RISK
If you withdraw Contract Value allocated to an Indexed Account prior to the end of an Interest Term (including through a repetitive withdrawal), the withdrawal will cause a reduction (perhaps significant reduction) to your Base Value. When you take such a withdrawal, your Base Value will be immediately reduced in a proportion equal to the reduction in your Indexed Account Value, which will be the Interim Value. A proportional reduction could be larger than the dollar amount of your withdrawal. Reductions to your Base Value will negatively impact your Indexed Account Value for the remainder of the Interest Term and may result in a lower amount of Indexed Interest being credited, if any, at the end of the Interest Term. Reductions will also impact the Death Benefit available for your Beneficiaries. If you plan on taking withdrawals, this Contract may not be appropriate for you. You should speak with a financial professional about how taking withdrawals, especially repetitive withdrawals, can negatively impact your investment in the Contract.

Once your Base Value is reduced due to a withdrawal, there is no way under the Contract to increase your Base Value during the remainder of the Interest Term. See “Impact of Withdrawals from Indexed Accounts” for additional information about how withdrawals affect your Indexed Account Values. See “Interim Value Risk” below for additional information about the risks related to Interim Values.

Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
Investment in the Contract is subject to the risks related to Symetra Life Insurance Company. Any obligations (including obligations related to the Symetra Fixed Account and Indexed Accounts), guarantees, and benefits provided for under the Contract are subject to our financial strength and claims-paying ability. More information about us, including our financial strength ratings, is available upon request by calling 1-800-796-3872, or visiting us at investors.symetra.com.
	For more information, see “Principal Risks of Investing in the Contract”.
General Liquidity Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
GENERAL LIQUIDITY RISK
We designed the Contract to be a long-term investment that you may use to help save for retirement. The Contract is not suitable as a short-term savings vehicle. If you take withdrawals from your Contract during the Surrender Charge Period, surrender charges may apply as well as, taxes and a 10% additional federal tax if taken before age 59½. In addition, withdrawals from the Indexed Accounts prior to the end of an Interest Term will be based on the Interim Value(s) of the Indexed Account(s) in which you are invested. In extreme circumstances, you could lose up to 100% of your Contract Value allocated to an Indexed Account due to a negative Interim Value calculation. See “Interim Value Risk” below for additional information about the risks related to Interim Values. If you plan on taking withdrawals that will be subject to surrender charges, Interim Value calculations, or additional federal taxes, this Contract may not be appropriate for you.

You can transfer Contract Value among the Indexed Accounts and the Fixed Account generally only at the end of an Interest Term. This restricts your ability to react to changes in market conditions during Interest Terms. You should consider whether the inability to reallocate Contract Value during an Interest Term is consistent with your financial needs. We must receive your transfer request by the Transfer Notice Deadline. If we do not receive a transfer request, no transfers will occur and your current allocation will remain in place for the next Interest Term. This will occur even if the Index, Cap percentage, Participation Rate percentage, Trigger Rate or Dual Trigger Rate percentage associated with the Indexed Account has changed since you last selected the Indexed Account, in which case the Indexed Account may no longer be appropriate for your investment goals. If you fail to transfer your Indexed Account Value at the end of an Interest Term and do not wish to remain invested in a particular Indexed Account for another Interest Term, your only option, if you do not exercise the Return Lock feature, will be to surrender the related Indexed Account Value. Surrendering all or a portion of your Contract Value may cause you to incur surrender charges, negative Interim Value calculations, to certain Indexed Account Values under your Contract, and negative tax consequences, as discussed in this section. We may defer payments made under this Contract for up to six months if the insurance regulatory authority of the state in which we issued the Contract approves such deferral.

Short-Term Investment Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Short-Term Investment Risk. The Contract is not suitable if you are looking for a short-term investment or if you cannot accept the risk of getting back less money than you put in. The Contract is designed to help you invest on a tax-deferred basis and meet long-term financial goals, such as retirement funding. The benefits of tax deferral and living benefit protections also mean the Contract is more beneficial to investors with a long time horizon. Tax penalties may apply to withdrawals taken before age 59 ½.
Risk Of Loss Related To Fees And Surrender Charges Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
RISK OF LOSS RELATED TO SURRENDER CHARGES AND FEES
There is a risk of loss of principal and related earnings if you take a withdrawal from your Contract or surrender it during the first six Contract Years when we may deduct a surrender charge. This risk exists even if you are invested in an Indexed Account with an Index that is performing positively as of the date of your withdrawal.

There is also a risk of loss of principal and earnings as a result of the Indexed Account Charge. If you invest in an Indexed Account option with an Indexed Account Charge and any negative Indexed Interest does not exceed the Buffer, you could still experience losses due to our deduction of the charge. In addition, any positive Indexed Interest will be reduced by the deduction of the Indexed Account Charge at the end of each Interest Term.
If funds are allocated to an Indexed Account with an Indexed Account Charge but Indexed Interest for a given Interest Term does not exceed the amount which would have been credited without the higher Cap or higher Participation Rate, the Indexed Account Charge is not refunded. The Indexed Account Charge is not refunded if the Indexed Interest is negative for the Indexed Account for a given Interest Term. This means: (i) You bear the risk that amounts you have allocated to Indexed Accounts with a charge will never be credited with a greater amount of positive Indexed Interest than a similar Indexed Account without a charge; and (ii) You assume the risk that funds allocated to an Indexed Account with an Indexed Account Charge will not be refunded regardless of the amount of Indexed Interest, positive or negative, credited to the Indexed Account.

Index Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
INDEX RISK
If you allocate money to an Indexed Account for an Interest Term, the value of your investment depends in part on the performance of the applicable Index. The performance of an Index is based on changes in the values of the securities or other instruments that comprise or define the Index. The securities and instruments comprising or defining the Indexes are subject to a variety of investment risks, many of which are complicated and interrelated. These risks may affect capital markets generally, specific market segments, or specific issuers. The performance of the Indexes may fluctuate, sometimes rapidly and unpredictably. Negative Index performance may cause you to realize investment losses. The historical performance of an Index or an Indexed Account does not guarantee future results. It is impossible to predict whether an Index will perform positively or negatively over the course of an Interest Term. Each Crediting Method provides limited protection against negative interest.

The following chart shows the percentage of your investment you could lose due to negative Index performance in connection with an Indexed Account (at the end of the Interest Term) with a Buffer or Buffer Plus Rate. We do not guarantee that the Contract will always offer Indexed Accounts that limit losses, which would mean risk of loss of the entire amount invested.

Crediting Method	Maximum Potential Loss % for Negative Performance
10% Buffer	90%
15% Buffer	85%
20% Buffer	80%
30% Buffer	70%
100% Buffer	0%
10% Buffer Plus Rate	90%
20% Buffer Plus Rate	80%
30% Buffer Plus Rate	70%

While it is not possible to invest directly in an Index, if you choose to allocate amounts to an Indexed Account, you are indirectly exposed to the investment risks associated with the applicable Index. Because each Index is comprised or defined by a collection of equity securities, each Index is largely exposed to market risk and issuer risk.

Market risk is the risk that market fluctuations may cause the value of a security to fluctuate, sometimes rapidly and unpredictably. Certain unanticipated events, such as wars, natural disasters and public health emergencies can negatively affect the global economy, economies of individual countries and the market in general. Any such impact could adversely affect the performance of the securities that comprise the Indexes and may lead to losses in your investment in the Indexed Accounts. The duration of these types of events cannot be determined with certainty. The full impact and duration of these events are difficult to determine. Any such impact could adversely affect the performance of the securities that comprise the Indexes and may lead to losses on your investment in the Indexed Accounts.

Issuer risk is the risk that the value of an issuer’s securities may decline for reasons directly related to the issuer, as opposed to the market generally.

Provided below is a summary of other important investment risks to which the Indexes are exposed. For more information on the Indexes, see the section titled “Indexes.”

•S&P 500® Index. The S&P 500® Index is comprised of equity securities issued by large-capitalization U.S. companies. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies.

•Russell 2000® Index. The Russell 2000® Index is comprised of equity securities of small-capitalization U.S. companies. In general, the securities of small-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. Small-capitalization companies are more likely to fail than larger companies.

•Nasdaq-100® Index. The Nasdaq-100® Index is comprised of equity securities of the largest U.S. and non-U.S. companies listed on the Nasdaq Stock Market, including companies across all major industry groups except financial companies. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies. To the extent that the Nasdaq-100® Index is comprised of securities issued by companies in a particular sector, those securities may not perform as well as the securities of companies in other sectors or the market as a whole. Also, any securities issued by non-U.S. companies (including related depository receipts) are subject to the risks related to investments in foreign markets (e.g., increased volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty).

Contracts purchased on or before April 30, 2024 may also have Indexed Accounts that credit interest based on the performance of the MSCI Emerging Markets Index and PIMCO Equity Fusion Index. These Indexed Accounts are only available for Owners that had Indexed Account Value invested in them as of May 7, 2024, and will close once the applicable Interest Term is over. No new allocations are permitted.

•MSCI Emerging Markets Index. The MSCI Emerging Markets Index is comprised of equity securities of large- and mid-capitalization companies in emerging markets. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies. Generally, the securities of mid-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. Mid-capitalization companies are more likely to fail than larger companies. Securities issued by non-U.S. companies (including related depository receipts) are subject to the risks related to investments in foreign markets (e.g., increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty). Those risks are typically more acute when issuers are located or operating in emerging markets. Emerging markets may be more likely to experience rapid inflation, political turmoil, and rapid changes in economic conditions than developed markets. Emerging markets often have less uniformity in accounting and reporting requirements, less reliable valuations, and greater risk associated with custody of securities than developed markets.

•PIMCO Equity Fusion Index™. The PIMCO Equity Fusion Index™ is an equity index that allocates to exchange- traded funds (ETFs) tracking four major equity markets: U.S. large-capitalization equities, U.S. small-capitalization equities, technology-focused equities, and emerging market equities. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies. The securities of small-capitalization companies may be more volatile and may involve more risk than the securities of larger companies, and small-capitalization companies are more likely to fail than larger companies. Technology-related companies face risks that their products or services may not prove to be commercially successful. They are also strongly affected by worldwide scientific or technological developments, and their products may rapidly become obsolete. Such companies may be affected adversely by governmental policies more often than other companies. Securities issued by non-U.S. companies are subject to the risks related to investments in foreign markets (e.g., increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty). Those risks are typically more acute when issuers are located or operating in emerging markets. Emerging markets may be more likely to experience rapid inflation, political turmoil, and rapid changes in economic conditions than developed markets. Emerging markets often have less uniformity in accounting and reporting requirements, less reliable valuations, and greater risk associated with custody of securities than developed markets. Because this index is comprised of ETF shares, the index is also exposed to the risks associated with investing in ETFs. The value of the component ETF shares, which are valued based on their trading prices in the secondary market, may change rapidly and unpredictably and may trade at premiums or discounts to the ETFs’ respective net asset values. The PIMCO Equity Fusion Index deducts fees and costs when calculating the Index Return, which reduces the Index Return and causes the Index to underperform a direct investment in the securities comprising the Index.

The Indexes available under the Contract do not reflect any dividends or distributions paid by the component companies. If dividends or distributions were reflected in the value of an Index, the Index’s performance would be higher, particularly over long periods of time. The Indexes that include non-U.S. companies use exchange rate methodologies that may impact an Index’s performance. These considerations may negatively impact the performance of your Indexed Accounts.

An investment in the Contract is not an investment in any Index or in the securities of companies that comprise the Indexes. You should understand that you will have no voting rights, no rights to receive cash dividends or other distributions, and no other rights with respect to the companies that comprise the Indexes.

Risks Related To Upside Potential Features Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
RISKS RELATED TO UPSIDE POTENTIAL FEATURES
•Cap Risk. If you choose to allocate amounts to an Indexed Account with a Cap, the highest possible Adjusted Index Return that you may achieve is limited by the Cap. The Cap therefore limits the positive Indexed Interest, if any, that may be credited to your Contract for a given Interest Term. The Caps do not guarantee a certain amount of Indexed Interest. The Adjusted Index Return for an Indexed Account may be less than the positive return of the Index. This is because any positive return of the Index is subject to a maximum in the form of a Cap. For any Indexed Account with both a Cap and Participation Rate, the Adjusted Index Return will be limited by the Cap.

The Caps benefit us because they limit the amount of positive Indexed Interest that we may be obligated to credit for any Interest Term. We set the Caps in our discretion; however, they will never be less than 2% during the Surrender Charge Period or 1% thereafter. You bear the risk that we will not set the Caps higher than the Guaranteed Minimum Cap.

•Participation Rate Risk. We declare the Participation Rate immediately prior to the beginning of each Interest Term, and can declare a Participation Rate as low as 100%. You bear the risk that we will not declare a Participation Rate that is greater than 100%. We set the Participation Rates in our discretion; subject to the Guaranteed Minimum Participation Rate. For any Indexed Account with both a Cap and Participation Rate, the Adjusted Index Return will be limited by the Cap.

•Trigger Rate Risk. If you choose to allocate amounts to an Indexed Account with a Trigger Rate, the highest possible Adjusted Index Return that you may achieve is the Trigger Rate. If, at the end of the Interest Term, the Index Return is 0% or greater, the Adjusted Index Return is set to equal the Trigger Rate percentage. This would benefit you if a positive Index Return was less than the Trigger Rate percentage. However, if the Index Return exceeds the Trigger Rate percentage, your Adjusted Index Return is set to equal the lower Trigger Rate percentage. In that case, you would have lost the opportunity to realize the higher Index Return. The Trigger Rate does not guarantee a certain amount of Indexed Interest. We declare the Trigger Rate immediately prior to the beginning of each Interest Term and can declare a Trigger Rate as low as 1%.
The Trigger Rate benefits us where the Index Return exceeds the Trigger Rate percentage because that limits the amount of positive Indexed Interest that we may be obligated to credit for any Interest Term. We set the Trigger Rate in our discretion subject to the Guaranteed Minimum Trigger Rate.

•Dual Trigger Rate Risk. If you choose to allocate amounts to an Indexed Account with a Dual Trigger Rate, the highest possible Adjusted Index Return that you may achieve is the Dual Trigger Rate. If, at the end of the Interest Term, the Index Return is positive, zero, or negative within the Buffer, the Adjusted Index Return is set to equal the Dual Trigger Rate percentage. This would benefit you if the Index Return was equal to or above the Buffer and less than the Dual Trigger Rate percentage. However, if the Index Return exceeds the Dual Trigger Rate percentage, your Adjusted Index Return is set to equal the lower Dual Trigger Rate percentage. In that case, you would have lost the opportunity to realize the higher Index Return. The Dual Trigger Rate does not guarantee a certain amount of Indexed Interest. We declare the Dual Trigger Rate immediately prior to the beginning of each Interest Term and can declare a Dual Trigger Rate as low as 1%.
	The Dual Trigger Rate benefits us where the Index Return exceeds the Dual Trigger Rate percentage because that limits the amount of positive Indexed Interest that we may be obligated to credit for any Interest Term. We set the Dual Trigger Rate in our discretion subject to the Guaranteed Minimum Dual Trigger Rate.
Risks Related To Upside Potential Features, Cap Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Cap Risk. If you choose to allocate amounts to an Indexed Account with a Cap, the highest possible Adjusted Index Return that you may achieve is limited by the Cap. The Cap therefore limits the positive Indexed Interest, if any, that may be credited to your Contract for a given Interest Term. The Caps do not guarantee a certain amount of Indexed Interest. The Adjusted Index Return for an Indexed Account may be less than the positive return of the Index. This is because any positive return of the Index is subject to a maximum in the form of a Cap. For any Indexed Account with both a Cap and Participation Rate, the Adjusted Index Return will be limited by the Cap.
The Caps benefit us because they limit the amount of positive Indexed Interest that we may be obligated to credit for any Interest Term. We set the Caps in our discretion; however, they will never be less than 2% during the Surrender Charge Period or 1% thereafter. You bear the risk that we will not set the Caps higher than the Guaranteed Minimum Cap.

Risks Related To Upside Potential Features, Participation Rate Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Participation Rate Risk. We declare the Participation Rate immediately prior to the beginning of each Interest Term, and can declare a Participation Rate as low as 100%. You bear the risk that we will not declare a Participation Rate that is greater than 100%. We set the Participation Rates in our discretion; subject to the Guaranteed Minimum Participation Rate. For any Indexed Account with both a Cap and Participation Rate, the Adjusted Index Return will be limited by the Cap.
Risks Related To Upside Potential Features, Trigger Rate Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Trigger Rate Risk. If you choose to allocate amounts to an Indexed Account with a Trigger Rate, the highest possible Adjusted Index Return that you may achieve is the Trigger Rate. If, at the end of the Interest Term, the Index Return is 0% or greater, the Adjusted Index Return is set to equal the Trigger Rate percentage. This would benefit you if a positive Index Return was less than the Trigger Rate percentage. However, if the Index Return exceeds the Trigger Rate percentage, your Adjusted Index Return is set to equal the lower Trigger Rate percentage. In that case, you would have lost the opportunity to realize the higher Index Return. The Trigger Rate does not guarantee a certain amount of Indexed Interest. We declare the Trigger Rate immediately prior to the beginning of each Interest Term and can declare a Trigger Rate as low as 1%.The Trigger Rate benefits us where the Index Return exceeds the Trigger Rate percentage because that limits the amount of positive Indexed Interest that we may be obligated to credit for any Interest Term. We set the Trigger Rate in our discretion subject to the Guaranteed Minimum Trigger Rate.
Risks Related To Upside Potential Features, Dual Trigger Rate Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Dual Trigger Rate Risk. If you choose to allocate amounts to an Indexed Account with a Dual Trigger Rate, the highest possible Adjusted Index Return that you may achieve is the Dual Trigger Rate. If, at the end of the Interest Term, the Index Return is positive, zero, or negative within the Buffer, the Adjusted Index Return is set to equal the Dual Trigger Rate percentage. This would benefit you if the Index Return was equal to or above the Buffer and less than the Dual Trigger Rate percentage. However, if the Index Return exceeds the Dual Trigger Rate percentage, your Adjusted Index Return is set to equal the lower Dual Trigger Rate percentage. In that case, you would have lost the opportunity to realize the higher Index Return. The Dual Trigger Rate does not guarantee a certain amount of Indexed Interest. We declare the Dual Trigger Rate immediately prior to the beginning of each Interest Term and can declare a Dual Trigger Rate as low as 1%.The Dual Trigger Rate benefits us where the Index Return exceeds the Dual Trigger Rate percentage because that limits the amount of positive Indexed Interest that we may be obligated to credit for any Interest Term. We set the Dual Trigger Rate in our discretion subject to the Guaranteed Minimum Dual Trigger Rate.
Risks Related To Downside Potential Features Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
RISKS RELATED TO DOWNSIDE PROTECTION FEATURES
•Buffer or Buffer Plus Rate Risk. Index fluctuations may cause Indexed Interest to be negative even after the application of the Buffer or Buffer Plus Rate. This would reduce your Indexed Account Value. Any portion of your Contract Value allocated to an Indexed Account will benefit from the protection afforded under the Buffer or Buffer Plus Rate only for that Interest Term. You assume the risk that you will incur a loss and that the amount of the loss will be significant. You also bear the risk that sustained negative Index Returns may result in zero or negative Indexed Interest being credited to your Indexed Account Value over multiple Interest Terms. If an Indexed Account is credited with negative Indexed Interest for multiple Interest Terms, the cumulative loss may exceed the stated limit of the Buffer or Buffer Plus Rate for any single Interest Term.

The Buffer and Buffer Plus Rate does not protect you from the Indexed Account Charge, even when your negative Adjusted Index Return is less than or equal to the Buffer or Buffer Plus Rate.

The Buffer and Buffer Plus Rate percentage applicable to each Indexed Account will not change for the life of your Contract.

Risks Related To Downside Potential Features, Buffer Or Buffer Plus Rate Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Buffer or Buffer Plus Rate Risk. Index fluctuations may cause Indexed Interest to be negative even after the application of the Buffer or Buffer Plus Rate. This would reduce your Indexed Account Value. Any portion of your Contract Value allocated to an Indexed Account will benefit from the protection afforded under the Buffer or Buffer Plus Rate only for that Interest Term. You assume the risk that you will incur a loss and that the amount of the loss will be significant. You also bear the risk that sustained negative Index Returns may result in zero or negative Indexed Interest being credited to your Indexed Account Value over multiple Interest Terms. If an Indexed Account is credited with negative Indexed Interest for multiple Interest Terms, the cumulative loss may exceed the stated limit of the Buffer or Buffer Plus Rate for any single Interest Term. The Buffer and Buffer Plus Rate does not protect you from the Indexed Account Charge, even when your negative Adjusted Index Return is less than or equal to the Buffer or Buffer Plus Rate.
Return Lock Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
RETURN LOCK RISK
If you allocate Contract Value to an Indexed Account for an Interest Term, you may request to exercise the Return Lock feature at any time by notifying us prior to the end of the third to last Business Day of the Interest Term. If you exercise the Return Lock feature, your Indexed Account Value (which otherwise fluctuates daily) will not change for the remainder of the Interest Term. You should consider the following risks related to the Return Lock feature:

•You will no longer participate in the Index’s performance, whether positive or negative, for the remainder of the Interest Term. This means that if you exercise the Return Lock feature, under no circumstances will your Indexed Account Value increase during the remainder of the Interest Term even if the Index increases after you exercise the Return Lock feature.
•You will not be credited with any Indexed Interest for that Indexed Account at the end of the Interest Term.
•We use the Interim Value calculated at the end of the Business Day after we receive your request. This means you will not be able to determine in advance your “locked in” Indexed Account Value, and it may be higher or lower than it was on the Business Day we received your Return Lock request or your Indexed Account Value reached its target return for an automatic Return Lock.
•If you exercise the Return Lock feature at a time when your Interim Value has declined, you will lock in any loss. It is possible that you would have realized less of a loss or no loss if you exercised the Return Lock feature at a later time or not at all.
•We will not provide advice or notify you regarding whether you should exercise the Return Lock feature or the optimal time for doing so. We will not warn you if you exercise the Return Lock feature at a sub-optimal time. We are not responsible for any losses related to your decision whether or not to exercise the Return Lock feature.
•There may not be an optimal time to exercise the Return Lock feature during an Interest Term. It may be better for you if you do not exercise the Return Lock feature during an Interest Term. It is impossible to know with certainty whether or not the Return Lock feature should be exercised.
•After you exercise the Return Lock feature, you will have the opportunity to transfer your locked-in Indexed Account Value at the end of each Interest Term Year remaining in the Interest Term. If you remain in your current Indexed Account for the remainder of the Interest Term, your locked-in Indexed Account Value will not participate in the Index’s performance for the remainder of that Interest Term, and you will forego any opportunity to invest in a new Indexed Account and earn Indexed Interest.
•The earlier in an Interest Term that you exercise the Return Lock, the longer you may forego any opportunity to earn the potential for additional Indexed Interest. For example, if you are invested in an Indexed Account with a 6-year Interest Term, and you exercise the Return Lock feature on the first day of the second year of the Interest Term and choose not to transfer for the remainder of the Interest Term (i.e., you choose not to transfer your locked-in Indexed Account Value at the end of each Interest Term Year remaining in the Interest Term), your investment will not participate in the Index’s performance for five years.

See the section titled “Return Lock” for additional information regarding the Return Lock feature.

Interim Value Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
INTERIM VALUE RISK
On each Business Day of the Interest Term, other than the first and last day, we determine the Indexed Account Value for each Indexed Account by calculating its Interim Value and then subtracting any Indexed Account Charge. In order to calculate your Interim Value, we apply a formula which is not directly tied to the actual performance of the applicable Index. Instead, we calculate it by determining the value of hypothetical investments and derivatives that we may or may not actually hold. This means that even if the Index Return has increased, it is possible that the Interim Value may not have increased. For more information and to see how we calculate the Interim Value, see the section “Interim Value” under “Charges and Adjustments” and the Statement of Additional Information (“SAI”).

If you choose to allocate amounts to an Indexed Account, Indexed Interest will not be credited to your Contract Value until the end of the Interest Term. This means that amounts withdrawn prior to the end of an Interest Term will not be credited with Indexed Interest. This includes Contract Value applied to pay a death benefit or to an annuity payout option. Except for the first and last Business Day of an Interest Term, your Indexed Account Value is largely based on your Interim Value and is the amount available for withdrawals, surrenders, annuitization and death benefits. The Interim Value will also be used if you exercise the Return Lock feature. You should consider the risk that it could be less than your original investment even when the applicable Index is performing positively.

Risk That We May Eliminate Or Substitute An Index Or Crediting Method Or Change Indexed Interest Caps Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
RISK THAT WE MAY ELIMINATE OR SUBSTITUTE AN INDEX, INDEXED ACCOUNT, OR CREDITING METHOD OR CHANGE CAPS AND RATES
There is no guarantee that any particular Index, Indexed Account, or Crediting Method will be available during the entire time that you own your Contract. We may replace an Index if it is discontinued or if there is a substantial change in the calculation of the Index, or if hedging instruments become difficult to acquire or the cost of hedging becomes excessive. If we substitute an Index, the performance of the new Index may differ from the original Index. This may negatively affect the Indexed Interest that you earn during that Interest Term or the Interim Values that you can lock-in under the Return Lock feature. We may replace an Index at any time during an Interest Term, however, we will notify you in writing at least 30 days prior to replacing an Index. If we replace an Index, this does not cause a change in the Cap, Participation Rate, Trigger Rate, Dual Trigger Rate, Buffer or Buffer Plus Rate for that Interest Term. You will have no right to reject the replacement of an Index, and you will not be permitted to transfer Indexed Account Values until the end of an Interest Term even if we replace the Index during such Interest Term. The new Index and the replaced Index (which you may have previously chosen) may not be similar with respect to their component securities or other instruments, although we will attempt to select a new Index that is similar to the old Index. At the end of the Interest Term, you may transfer your Indexed Account Value to another Indexed Account or to the Fixed Account without charge. If you do not want to remain invested in the relevant Indexed Account for the remainder of the Interest Term, your only option, if you do not exercise the Return Lock feature, will be to withdraw the related Indexed Account Value, which may cause you to incur surrender charges, negative adjustments to certain values under your Contract, due to the Interim Value calculation, and negative tax consequences, as discussed in this section.

We reserve the right to add new Indexed Accounts or stop offering any of the Indexed Accounts to new and/or existing Contracts, and to close any of the Indexed Accounts to new transfers at the end of an Interest Term. There is no guarantee that a particular Indexed Account will be available during the entire time that you own your Contract. New Indexed Accounts may have different Indices, rates, upside potential features, and downside protection features than those currently offered, subject to any applicable guaranteed minimum rates for each upside potential feature.
Changes to the Caps, Trigger Rates, Dual Trigger Rates and Participation Rates (if any) occur at the beginning of the next Interest Term. We will provide written notice at least 30 days prior to each Interest Term instructing you how to obtain the available Caps, Trigger Rates, Dual Trigger Rates, and Participation Rates for the next Interest Term. You do not have the right to reject any new Caps, Trigger Rates, Dual Trigger Rates or Participation Rates (if any) for the next Interest Term. If you do not like any such new element for a particular Indexed Account, at the end of the current Interest Term, you may transfer your Indexed Account Value to another Indexed Account or to the Fixed Account without charge. If you do not want to invest in any investment option under the Contract, your only option will be to surrender your Contract. Surrendering your Contract may cause you to incur surrender charges, negative adjustments to certain values under the Contract due to the Interim Value calculation, and may have negative tax consequences, as discussed in this section. The Buffer and Buffer Plus Rate percentage will not change for the life of your Contract. See the section titled “Indexes” for more information.

We may also add or remove an Index or Crediting Method during the time that you own the Contract. We will not substitute any Index or Crediting Method until the new Index or Crediting Method has received any necessary regulatory clearances. Any addition, substitution, or removal of an Indexed Account, Index, or Crediting Method will be communicated to you in writing. If we add or remove an Index (as opposed to replacing an Index), the changes will not be effective for your Contract until the start of the next Interest Term. Replacing an Index does not cause a change in the Buffer or Buffer Plus Rate percentage of an existing Indexed Account. Any Indexed Accounts based on the performance of the newly added Index will have a new Cap, Participation Rate, Trigger Rate or Dual Trigger Rate, subject to the guaranteed minimum rate, at the start of the next Interest Term.

You should evaluate whether our ability to make the changes described above, and your ability to react to such changes, are appropriate based on your investment goals. When such changes occur, you should also evaluate whether those changes are appropriate based on your investment goals and, if not, you should evaluate your options under the Contract, which may be limited and may have negative consequences associated with them, as described in this section.

Cyber Security Risks [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
CYBER SECURITY RISKS
We rely heavily on interconnected computer systems and digital data to conduct our annuity business activities. Because our annuity business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is potentially vulnerable to disruptions from utility outages and other problems, and susceptible to operational and information security risks resulting from information systems failure (hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, and unauthorized release of confidential customer information. For instance, cyber-attacks may: interfere with our processing of Contract transactions, including the processing of orders from our website; cause the release and possible destruction of confidential customer or business information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage. Also, the risk of cyberattacks may be higher during periods of geopolitical turmoil (such as the Russian invasion of Ukraine) and the responses by the United States and other governments.

Cyber security risks may also affect the Indexes. Breaches in cyber security may cause an Index’s performance to be incorrectly calculated, which could affect the calculation of values under the Contract. We are not responsible for the calculation of any Index. Breaches in cyber security may also negatively affect the value of the securities or other instruments that comprise or define the Indexes.

Fixed Account Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
FIXED ACCOUNT RISK
The effective annual interest rate for an Interest Term will never be lower than 1%. The effective annual interest rate represents the rate of daily compounded interest over a 12-month period. You bear the risk that we will never declare an interest rate for the Fixed Account higher than the guaranteed minimum interest rate.

Risk Associated With Symetra Life Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
RISK ASSOCIATED WITH SYMETRA LIFE
Investment in the Contract is subject to the risks related to Symetra Life. Any obligations, including obligations related to the Symetra Fixed Account, guarantees, and benefits provided for under the Contract are subject to our financial strength and claims paying ability. The assets of our General Account support our insurance and annuity obligations and are subject to our general liabilities from business operations and to claims by our creditors. Contract Value in the Fixed Account, plus any guarantees under the Contract that exceed Your Contract Value (such as those that may be associated with the Death Benefit), are paid from our General Account. We maintain a minimum amount of capital in excess of assets that offset reserves, which acts as a cushion in the event that we suffer financial impairment, based on certain risks in our operations. For the Company, such risks include those associated with losses that We may incur as the result of defaults on the payment of interest or principal on assets held in our General Account, which include bonds, loans secured by mortgages, and equity securities, as well as the loss in value of these investments resulting from a loss in their market value.

Buffer Rate Return Limit [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Manner of Limiting the Negative Return [Text Block]	We also limit the negative Index Return used in calculating the Indexed Interest credited to an Indexed Account at the end of each Interest Term using the applicable Buffer, or Buffer Plus Rate.
Index-Linked Option Overview, Example of Limiting the Negative Return [Text Block]	For example, if the Index Return is -15% and the Buffer is 10%, the negative Index Return exceeds the Buffer and we would credit Indexed Interest at an Adjusted Index Return of -5% (the portion of negative Index Return that exceeds the Buffer) at the end of the Interest Term. This means that your Indexed Account Value will decrease by 5%. In this example, the Buffer provided downside protection because it limited your loss from -15% to -5%, but it did not provide complete downside protection. Using the same example but with a Buffer of 20%, the negative Index Return does not exceed the Buffer and we would credit Indexed Interest at an Adjusted Index Return of 0%, meaning that your Indexed Account Value would not change due to negative Index performance. In this example, the Buffer provided complete downside protection by preventing you from receiving negative Indexed Interest. The Buffer for each applicable Indexed Account will not change for the life of your Contract. It is possible that we will change the Buffer for Contracts issued in the future, and that future Contracts may have different Buffers for different Indexed Accounts.
Index-Linked Option Details, Limits on Index Losses [Line Items]
Index-Linked Option Details, Limit on Index Losses Will Not Change During Crediting Period [Text Block]	The Buffer for each applicable Indexed Account will not change for the life of your Contract.
Buffer Rate Return Limit [Member] | Nasdaq 100, Market Index, 1-year, Point to Point with Buffer, Cap and Participation Rate, 10% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | Nasdaq 100, Market Index, 1-year, Point to Point with Buffer, Cap and Participation Rate, 15% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Buffer Rate Return Limit [Member] | Russell 2000, Market Index, 1-year, Point to Point with Buffer, Cap and Participation Rate, 10% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | S&P 500, Market Index, 1-year, Point to Point with Buffer, Cap and Participation Rate, 10% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | S&P 500, Market Index, 1-year, Point to Point with Buffer, Cap and Participation Rate, 100% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	100.00%
Buffer Rate Return Limit [Member] | S&P 500, Market Index, 1-year, Point to Point with Buffer, Cap and Participation Rate, 15% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Buffer Rate Return Limit [Member] | S&P 500, Market Index, 1-year, Point to Point with Buffer and Trigger Rate, 10% Buffer, 1% Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | S&P 500, Market Index, 1-year, Point to Point with Buffer and Trigger Rate, 15% Buffer, 1% Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Buffer Rate Return Limit [Member] | S&P 500, Market Index, 1-year, Point to Point with Buffer and Dual Trigger Rate, 10% Buffer, 1% Dual Trigger [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, 2-year, Point to Point with Buffer, Cap and Participation Rate, 10% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | Nasdaq 100, Market Index, 2-year, Point to Point with Buffer, Cap and Participation Rate, 10% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | PIMCO Equity Fusion (2), Market Index, 2-year, Point to Point with Buffer, Cap and Participation Rate, 10% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | Russell 2000, Market Index, 2-year, Point to Point with Buffer, Cap and Participation Rate, 10% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | S&P 500, Market Index, 2-year, Point to Point with Buffer, Cap and Participation Rate, 10% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | S&P 500, Market Index, 2-year, Point to Point with Buffer and Dual Trigger Rate, 10% Buffer, 1% Dual Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | Nasdaq 100, Market Index, 6-year, Point to Point with Buffer, Cap and Participation Rate, 10% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | Nasdaq 100, Market Index, 6-year, Point to Point with Buffer, Cap and Participation Rate, 20% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Buffer Rate Return Limit [Member] | Russell 2000, Market Index, 6-year, Point to Point with Buffer, Cap and Participation Rate, 10% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | Russell 2000, Market Index, 6-year, Point to Point with Buffer, Cap and Participation Rate, 20% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Buffer Rate Return Limit [Member] | S&P 500, Market Index, 6-year, Point to Point with Buffer, Cap and Participation Rate, 10% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | S&P 500, Market Index, 6-year, Point to Point with Buffer, Cap and Participation Rate, 30% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	30.00%
Buffer Rate Return Limit [Member] | S&P 500, Market Index, 6-year, Point to Point with Buffer, Cap and Participation Rate, 20% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Buffer Rate Return Limit [Member] | S&P 500, Market Index, 6-year, Point to Point with Buffer, Cap and Participation Rate, 100% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	100.00%
Buffer Rate Return Limit [Member] | S&P 500, Market Index, 6-year, Point to Point with Buffer Plus, Cap and Participation Rate, 20% Buffer Plus, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Cap Rate Return Limit [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Manner of Limiting the Positive Return [Text Block]
We limit the positive Index Return used in calculating the Indexed Interest credited to an Indexed Account at the end of each Interest Term using the applicable Cap, Participation Rate, Trigger Rate, or Dual Trigger Rate.

Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	For example, if you are allocated to an Indexed Account with a Cap of 8% and, at the end of an Interest Term, the Index Return is 15%, we would credit Indexed Interest at the Adjusted Index Return of 8% (the Index Return up to the Cap) at the end of the Interest Term, meaning your Indexed Account Value will increase by 8%. In this example, the Cap limited your potential gain. We set the Caps at our discretion; however, they will never be less than 2% during the Surrender Charge Period or 1% thereafter.
Contract Changes Risk [Line Items]
Index-Linked Option Changes Features Risk [Text Block]
Cap. The Cap represents the maximum positive Adjusted Index Return for a given Interest Term. For example, if you are allocated to an Indexed Account with a Cap of 8% and, at the end of an Interest Term, the Index Return is 15%, we would credit Indexed Interest at the Adjusted Index Return of 8% (the Index Return up to the Cap) at the end of the Interest Term, meaning your Indexed Account Value will increase by 8%. Each Indexed Account with this upside potential feature has its own Cap. We will declare whether an Indexed Account will have a Cap and if it does, we will set the Cap prior to the beginning of an Interest Term. A Cap for a particular Interest Term may be higher or lower than the Caps for previous or future Interest Terms. In no event will a Cap be lower than the guaranteed minimum of 2% during the Surrender Charge Period or lower than 1% thereafter. For Indexed Accounts with a Buffer Plus Rate, the Cap will never be lower than the Buffer Plus Rate. The Caps for your initial Interest Term will be set forth in your Contract.

The Caps do not guarantee a certain amount of Indexed Interest. The Caps benefit us because they limit the amount of positive Indexed Interest that we may be obligated to credit for any Interest Term. We set the Caps at our discretion; however, they will never be less than 2% during the Surrender Charge Period or 1% thereafter. You bear the risk that we will not set the Caps higher than the Guaranteed Minimum Cap. For any Indexed Account with both a Cap and Participation Rate, the Adjusted Index Return will be limited by the Cap. Any Indexed Interest will be reduced by the Indexed Account Charge.

Cap Rate Return Limit [Member] | Nasdaq 100, Market Index, 1-year, Point to Point with Buffer, Cap and Participation Rate, 10% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Cap Rate Return Limit [Member] | Nasdaq 100, Market Index, 1-year, Point to Point with Buffer with Charge, Cap and Participation Rate, 10% Buffer with charge, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Cap Rate Return Limit [Member] | Nasdaq 100, Market Index, 1-year, Point to Point with Buffer, Cap and Participation Rate, 15% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Cap Rate Return Limit [Member] | Russell 2000, Market Index, 1-year, Point to Point with Buffer, Cap and Participation Rate, 10% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Cap Rate Return Limit [Member] | Russell 2000, Market Index, 1-year, Point to Point with Buffer with Charge, Cap and Participation Rate, 10% Buffer with charge, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Cap Rate Return Limit [Member] | S&P 500, Market Index, 1-year, Point to Point with Buffer, Cap and Participation Rate, 10% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Cap Rate Return Limit [Member] | S&P 500, Market Index, 1-year, Point to Point with Buffer with charge, Cap and Participation Rate, 10% Buffer with charge, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Cap Rate Return Limit [Member] | S&P 500, Market Index, 1-year, Point to Point with Buffer, Cap and Participation Rate, 100% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Cap Rate Return Limit [Member] | S&P 500, Market Index, 1-year, Point to Point with Buffer, Cap and Participation Rate, 15% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Cap Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, 2-year, Point to Point with Buffer, Cap and Participation Rate, 10% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Cap Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, 2-year, Point to Point with Buffer with Charge, Cap and Participation Rate, 10% Buffer with Charge, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Cap Rate Return Limit [Member] | Nasdaq 100, Market Index, 2-year, Point to Point with Buffer, Cap and Participation Rate, 10% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Cap Rate Return Limit [Member] | Nasdaq 100, Market Index, 2-year, Point to Point with Buffer with Charge, Cap and Participation Rate, 10% Buffer with Charge, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Cap Rate Return Limit [Member] | PIMCO Equity Fusion (2), Market Index, 2-year, Point to Point with Buffer, Cap and Participation Rate, 10% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Cap Rate Return Limit [Member] | PIMCO Equity Fusion (2), Market Index, 2-year, Point to Point with Buffer with Charge, Cap and Participation Rate, 10% Buffer with Charge, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Cap Rate Return Limit [Member] | Russell 2000, Market Index, 2-year, Point to Point with Buffer, Cap and Participation Rate, 10% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Cap Rate Return Limit [Member] | Russell 2000, Market Index, 2-year, Point to Point with Buffer with Charge, Cap and Participation Rate, 10% Buffer with Charge, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Cap Rate Return Limit [Member] | S&P 500, Market Index, 2-year, Point to Point with Buffer, Cap and Participation Rate, 10% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Cap Rate Return Limit [Member] | S&P 500, Market Index, 2-year, Point to Point with Buffer with Charge, Cap and Participation Rate, 10% Buffer with Charge, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Cap Rate Return Limit [Member] | Nasdaq 100, Market Index, 6-year, Point to Point with Buffer, Cap and Participation Rate, 10% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Cap Rate Return Limit [Member] | Nasdaq 100, Market Index, 6-year, Point to Point with Buffer, Cap and Participation Rate, 20% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Cap Rate Return Limit [Member] | Russell 2000, Market Index, 6-year, Point to Point with Buffer with Charge, Cap and Participation Rate, 20% Buffer with charge, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Cap Rate Return Limit [Member] | Russell 2000, Market Index, 6-year, Point to Point with Buffer, Cap and Participation Rate, 10% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Cap Rate Return Limit [Member] | Russell 2000, Market Index, 6-year, Point to Point with Buffer with charge, Cap and Participation Rate, 10% Buffer with charge, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Cap Rate Return Limit [Member] | Russell 2000, Market Index, 6-year, Point to Point with Buffer, Cap and Participation Rate, 20% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Cap Rate Return Limit [Member] | S&P 500, Market Index, 6-year, Point to Point with Buffer, Cap and Participation Rate, 10% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Cap Rate Return Limit [Member] | S&P 500, Market Index, 6-year, Point to Point with Buffer with Charge, Cap and Participation Rate, 10% Buffer with charge, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Cap Rate Return Limit [Member] | S&P 500, Market Index, 6-year, Point to Point with Buffer, Cap and Participation Rate, 30% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Cap Rate Return Limit [Member] | S&P 500, Market Index, 6-year, Point to Point with Buffer, Cap and Participation Rate, 20% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Cap Rate Return Limit [Member] | S&P 500, Market Index, 6-year, Point to Point with Buffer with Charge, Cap and Participation Rate, 20% Buffer with charge, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Cap Rate Return Limit [Member] | S&P 500, Market Index, 6-year, Point to Point with Buffer with Charge, Cap and Participation Rate, 30% Buffer with charge, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Cap Rate Return Limit [Member] | S&P 500, Market Index, 6-year, Point to Point with Buffer, Cap and Participation Rate, 100% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Cap Rate Return Limit [Member] | S&P 500, Market Index, 6-year, Point to Point with Buffer Plus, Cap and Participation Rate, 10% Buffer Plus, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Cap Rate Return Limit [Member] | S&P 500, Market Index, 6-year, Point to Point with Buffer Plus, Cap and Participation Rate, 20% Buffer Plus, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Cap Rate Return Limit [Member] | S&P 500, Market Index, 6-year, Point to Point with Buffer Plus, Cap and Participation Rate, 30% Buffer Plus, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Participation Rate Return Limit [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Manner of Limiting the Positive Return [Text Block]
We limit the positive Index Return used in calculating the Indexed Interest credited to an Indexed Account at the end of each Interest Term using the applicable Cap, Participation Rate, Trigger Rate, or Dual Trigger Rate.

Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	For example, if you are allocated to an Indexed Account with no Cap, a Participation Rate of 100% and, at the end of an Interest Term, the Index Return is 15%, we
would multiply the Index Return of 15% by 100%. As a result, we would credit Indexed Interest to your Base Value at the Adjusted Index Return of 15% (100% of the Index Return) at the end of the Interest Term, meaning your Indexed Account Value will increase by 15%.

When the Crediting Method has a Cap and a Participation Rate, the Adjusted Index Return will equal the Index Return multiplied by the Participation Rate, limited by the Cap. In the above example, with a Cap of 10%, we would credit Indexed Interest at the Adjusted Index Return of 10% (the Index Return (15%) multiplied by the Participation Rate (100%), up to the Cap) at the end of the Interest Term, meaning your Indexed Account Value will increase by 10%.

When the Crediting Method has a Buffer Plus Rate, the Participation Rate is multiplied by the positive Index Return in excess of the Buffer Plus Rate, and then that result is added to the Buffer Plus Rate to determine the Adjusted Index Return. For example, if you are allocated to an Indexed Account with no Cap, a Crediting Method that uses a Buffer Plus Rate of 20%, and a Participation Rate of 110% and, at the end of the Interest Term, the Index Return is 30%, we would calculate your Adjusted Index Return as follows: we would determine the amount of Index Return in excess of the Buffer Plus Rate (30% - 20%) to get 10%. We then multiply the result by the Participation Rate of 110% to get 11% (1.10% x 10%) and then add this result to the Buffer Plus Rate (11% + 20%). As a result, we would credit Indexed Interest to your Base Value at the Adjusted Index Return equal to 31%, meaning your Indexed Account Value will increase by 31%. We set the Participation Rates at our discretion; however, they will never be less than 100%.

Contract Changes Risk [Line Items]
Index-Linked Option Changes Features Risk [Text Block]
Participation Rate. The Participation Rate represents a percentage that can be applied to the Index Return for an Interest Term. How the Participation Rate is applied will depend on the Crediting Method used. When the Crediting Method has a Buffer Plus Rate, the Participation Rate is applied to the Index Return in excess of the Buffer Plus Rate, and then that result is added to the Buffer Plus Rate to determine the Adjusted Index Return. For example, if you are allocated to an Indexed Account with no Cap, a Buffer Plus Rate of 20%, and a Participation Rate of 110% and, at the end of the Interest Term, the Index Return is 30%, we would calculate your Adjusted Index Return as follows: we would determine the amount of Index Return in excess of the Buffer Plus Rate (30% - 20%) to get 10%. We then multiply the result by the Participation Rate of 110% to get 11% (1.10% x 10%) and then add this result to the Buffer Plus Rate (11% + 20%). As a result, we would credit Indexed Interest at the Adjusted Index Return of 31%, meaning your Indexed Account Value will increase by 31%.

For other Crediting Methods, the Participation Rate is applied to any positive Index Return. For example, if you are allocated to an Indexed Account with no Cap, a Participation Rate of 100% and, at the end of an Interest Term, the Index Return is 15%, we would multiply the Index Return of 15% by 100% for an Adjusted Index Return of 15%, meaning your Indexed Account Value will increase by 15%. If the Indexed Account has a Cap and a Participation Rate, the Adjusted Index Return will equal the Index Return multiplied by the Participation Rate, up to the Cap. In the previous example, with a Cap of 10%, we would credit Indexed Interest at the Adjusted Index Return of 10% at the end of the Interest Term, meaning your Indexed Account Value will increase by 10%.

We set the Participation Rate for each applicable Indexed Account prior to the beginning of an Interest Term. A Participation Rate for a particular Interest Term may be higher or lower than the Participation Rates for previous or future Interest Terms. The minimum Participation Rate is 100%. The Participation Rates for your initial Interest Term will be set forth in your Contract.

The Participation Rates do not guarantee a certain amount of Indexed Interest. We set the Participation Rates at our discretion; however, it will never be less than 100%. You bear the risk that we will not set the Participation Rates higher than the 100% minimum rate. For any Indexed Account with both a Cap and Participation Rate, the Adjusted Index Return will be limited by the Cap. Any Indexed Interest will be reduced by the Indexed Account Charge.

Index-Linked Option [Line Items]
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	100.00%
Participation Rate Return Limit [Member] | Nasdaq 100, Market Index, 1-year, Point to Point with Buffer, Cap and Participation Rate, 10% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Nasdaq 100, Market Index, 1-year, Point to Point with Buffer with Charge, Cap and Participation Rate, 10% Buffer with charge, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Nasdaq 100, Market Index, 1-year, Point to Point with Buffer, Cap and Participation Rate, 15% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Russell 2000, Market Index, 1-year, Point to Point with Buffer, Cap and Participation Rate, 10% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Russell 2000, Market Index, 1-year, Point to Point with Buffer with Charge, Cap and Participation Rate, 10% Buffer with charge, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | S&P 500, Market Index, 1-year, Point to Point with Buffer, Cap and Participation Rate, 10% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | S&P 500, Market Index, 1-year, Point to Point with Buffer with charge, Cap and Participation Rate, 10% Buffer with charge, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | S&P 500, Market Index, 1-year, Point to Point with Buffer, Cap and Participation Rate, 100% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | S&P 500, Market Index, 1-year, Point to Point with Buffer, Cap and Participation Rate, 15% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, 2-year, Point to Point with Buffer, Cap and Participation Rate, 10% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, 2-year, Point to Point with Buffer with Charge, Cap and Participation Rate, 10% Buffer with Charge, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Nasdaq 100, Market Index, 2-year, Point to Point with Buffer, Cap and Participation Rate, 10% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Nasdaq 100, Market Index, 2-year, Point to Point with Buffer with Charge, Cap and Participation Rate, 10% Buffer with Charge, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | PIMCO Equity Fusion (2), Market Index, 2-year, Point to Point with Buffer, Cap and Participation Rate, 10% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | PIMCO Equity Fusion (2), Market Index, 2-year, Point to Point with Buffer with Charge, Cap and Participation Rate, 10% Buffer with Charge, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Russell 2000, Market Index, 2-year, Point to Point with Buffer, Cap and Participation Rate, 10% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Russell 2000, Market Index, 2-year, Point to Point with Buffer with Charge, Cap and Participation Rate, 10% Buffer with Charge, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | S&P 500, Market Index, 2-year, Point to Point with Buffer, Cap and Participation Rate, 10% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | S&P 500, Market Index, 2-year, Point to Point with Buffer with Charge, Cap and Participation Rate, 10% Buffer with Charge, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Nasdaq 100, Market Index, 6-year, Point to Point with Buffer, Cap and Participation Rate, 10% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Nasdaq 100, Market Index, 6-year, Point to Point with Buffer, Cap and Participation Rate, 20% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Russell 2000, Market Index, 6-year, Point to Point with Buffer with Charge, Cap and Participation Rate, 20% Buffer with charge, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Russell 2000, Market Index, 6-year, Point to Point with Buffer, Cap and Participation Rate, 10% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Russell 2000, Market Index, 6-year, Point to Point with Buffer with charge, Cap and Participation Rate, 10% Buffer with charge, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Russell 2000, Market Index, 6-year, Point to Point with Buffer, Cap and Participation Rate, 20% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | S&P 500, Market Index, 6-year, Point to Point with Buffer, Cap and Participation Rate, 10% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | S&P 500, Market Index, 6-year, Point to Point with Buffer with Charge, Cap and Participation Rate, 10% Buffer with charge, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | S&P 500, Market Index, 6-year, Point to Point with Buffer, Cap and Participation Rate, 30% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | S&P 500, Market Index, 6-year, Point to Point with Buffer, Cap and Participation Rate, 20% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | S&P 500, Market Index, 6-year, Point to Point with Buffer with Charge, Cap and Participation Rate, 20% Buffer with charge, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | S&P 500, Market Index, 6-year, Point to Point with Buffer with Charge, Cap and Participation Rate, 30% Buffer with charge, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | S&P 500, Market Index, 6-year, Point to Point with Buffer, Cap and Participation Rate, 100% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | S&P 500, Market Index, 6-year, Point to Point with Buffer Plus, Cap and Participation Rate, 10% Buffer Plus, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | S&P 500, Market Index, 6-year, Point to Point with Buffer Plus, Cap and Participation Rate, 20% Buffer Plus, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | S&P 500, Market Index, 6-year, Point to Point with Buffer Plus, Cap and Participation Rate, 30% Buffer Plus, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Trigger Rate Return Limit [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Manner of Limiting the Positive Return [Text Block]
We limit the positive Index Return used in calculating the Indexed Interest credited to an Indexed Account at the end of each Interest Term using the applicable Cap, Participation Rate, Trigger Rate, or Dual Trigger Rate.

Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	For example, if you are allocated to an Indexed Account with a Trigger Rate of 5% and, at the end of an Interest Term, the Index Return is 10%, the Adjusted Index Return would equal the Trigger Rate of 5% at the end of the Interest Term, meaning your Indexed Account Value will increase by 5%. In this example, the Trigger Rate resulted in an Adjusted Index Return lower than the Index Return. However, if the Index Return is less than the Trigger Rate percentage, your Adjusted Index Return will equal the higher Trigger Rate percentage. For example, if you are allocated to an Indexed Account with a Trigger Rate of 5% and, at the end of an Interest Term, the Index Return is 2%, the Adjusted Index Return would equal the Trigger Rate of 5%. In this example, the Trigger Rate resulted in an Adjusted Index Return higher than the Index Return. We set the Trigger Rates at our discretion; however, they will never be less than 1%.
Contract Changes Risk [Line Items]
Index-Linked Option Changes Features Risk [Text Block]
Trigger Rate. We set the Trigger Rate for each applicable Indexed Account prior to the beginning of an Interest Term. A Trigger Rate for a particular Interest Term may be higher or lower than the Trigger Rate for previous or future Interest Terms. In no event will a Trigger Rate be lower than the guaranteed minimum of 1%. If at the end of the Interest Term the Index Return is 0% or greater, the Adjusted Index Return equals the Trigger Rate. This means that if the Index Return is positive and less than the Trigger Rate percentage, we will credit you the higher Trigger Rate. However, if the Index Return exceeds the Trigger Rate percentage, your Adjusted Index Return will equal the lower Trigger Rate percentage. For example, if you are allocated to an Indexed Account with a Trigger Rate of 5% and, at the end of an Interest Term, the Index Return is 10%, we would credit Indexed Interest at the Adjusted Index Return equal to the Trigger Rate of 5% at the end of the Interest Term, meaning your Indexed Account Value will increase by 5%. The Trigger Rate for your initial Interest Term will be set forth in your Contract.

The Trigger Rates do not guarantee a certain amount of Indexed Interest. The Trigger Rate determines the Adjusted Index Return whenever the Index Return is 0% or greater, and applies regardless of how positive the Index Return turns out to be. The Trigger Rates benefit us where the Index Return exceeds the Trigger Rate because they limit the amount of positive Indexed Interest that we are obligated to credit during such an Interest Term. We set the Trigger Rates at our discretion; however, it will never be lower than 1%. You bear the risk that we will not set the Trigger Rates higher than the 1% minimum rate.

Index-Linked Option [Line Items]
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	1.00%
Trigger Rate Return Limit [Member] | Nasdaq 100, Market Index, 1-year, Point to Point with Buffer and Trigger Rate, 15% Buffer, 1% Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Trigger Rate Return Limit [Member] | S&P 500, Market Index, 1-year, Point to Point with Buffer and Trigger Rate, 10% Buffer, 1% Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Trigger Rate Return Limit [Member] | S&P 500, Market Index, 1-year, Point to Point with Buffer and Trigger Rate, 15% Buffer, 1% Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Trigger Rate Return Limit [Member] | S&P 500, Market Index, 2-year, Point to Point with Buffer and Dual Trigger Rate, 10% Buffer, 1% Dual Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Dual Trigger Rate Return Limit [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Manner of Limiting the Positive Return [Text Block]
We limit the positive Index Return used in calculating the Indexed Interest credited to an Indexed Account at the end of each Interest Term using the applicable Cap, Participation Rate, Trigger Rate, or Dual Trigger Rate.

Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	For example, if you are allocated to an Indexed Account with a Dual Trigger Rate of 5% and, at the end of an Interest Term, the Index Return is 10%, the Adjusted Index Return would equal the Dual Trigger Rate of 5% at the end of the Interest Term, meaning your Indexed Account Value will increase by 5%. In this example, the Dual Trigger Rate resulted in an Adjusted Index Return lower than the Index Return. However, if the Index Return is less than the Dual Trigger Rate percentage or negative within the Buffer, your Adjusted Index Return will equal the higher Dual Trigger Rate percentage. For example, assume you are allocated to an Indexed Account with a Dual Trigger Rate of 5% and a 10% Buffer, and, at the end of an Interest Term, the Index Return is -5% (negative within the 10% Buffer), the Adjusted Index Return would equal the Dual Trigger Rate of 5%, at the end of the Interest Term. In this example, the Dual Trigger Rate resulted in an Adjusted Index Return higher than the Index Return. As a result, you would be protected from the negative Index Return. We set the Dual Trigger Rates at our discretion; however, they will never be less than 1%.
Contract Changes Risk [Line Items]
Index-Linked Option Changes Features Risk [Text Block]
Dual Trigger Rate. We set the Dual Trigger Rate for each applicable Indexed Account prior to the beginning of an Interest Term. A Dual Trigger Rate for a particular Interest Term may be higher or lower than the Dual Trigger Rate for previous or future Interest Terms. In no event will a Dual Trigger Rate be lower than the guaranteed minimum of 1%. If, at the end of the Interest Term the Index Return is positive, zero, or negative within the Buffer, the Adjusted Index Return equals the Dual Trigger Rate. For example, if you are allocated to an Indexed Account with a Dual Trigger Rate of 5% and a 10% Buffer and, at the end of an Interest Term, the Index Return is 10%, the Adjusted Index Return would equal the Dual Trigger Rate of 5% at the end of the Interest Term, meaning your Indexed Account Value will increase by 5%. Similarly, if the Index Return is -10% (negative within the 10% Buffer), we will credit you with an Adjusted Index Return equal to the higher Dual Trigger Rate of 5%. However, if the Index Return is negative by more than the Buffer percentage, you will be subject to any loss that exceeds the Buffer percentage and your Adjusted Index Return will equal this amount. For example, in the same scenario, if the Index Return is -15%, we would credit Indexed Interest at the Adjusted Index Return of -5% at the end of the Interest Term (the negative Index Return in excess of the 10% Buffer), meaning your Indexed Account Value will decrease by 5%. The Dual Trigger Rate for your initial Interest Term will be set forth in your Contract.

The Dual Trigger Rates do not guarantee a certain amount of Indexed Interest. The Dual Trigger Rate determines the Adjusted Index Return whenever the Index Return is positive, zero or negative within the Buffer, and applies regardless of how positive the Index Return turns out to be. The Dual Trigger Rates benefit us where the Index Return exceeds the Dual Trigger Rate because they limit the amount of positive Indexed Interest that we are obligated to credit during such an Interest Term. In addition, the Dual Trigger Rates benefit you where the Index Return is negative and exceeds the Buffer of -10% because they limit the amount of negative Indexed Interest or loss that you will incur during such an Interest Term. We set the Dual Trigger Rate at our discretion; however, it will never be lower than 1%. You bear the risk that we will not set the Dual Trigger Rates higher than the 1% minimum rate.

Index-Linked Option [Line Items]
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	1.00%
Dual Trigger Rate Return Limit [Member] | S&P 500, Market Index, 1-year, Point to Point with Buffer and Dual Trigger Rate, 10% Buffer, 1% Dual Trigger [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Buffer Plus Rate Return Limit [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Manner of Limiting the Negative Return [Text Block]	We also limit the negative Index Return used in calculating the Indexed Interest credited to an Indexed Account at the end of each Interest Term using the applicable Buffer, or Buffer Plus Rate.
Index-Linked Option Overview, Example of Limiting the Negative Return [Text Block]	For example, if the Index Return is -5% (negative Index Return), the Buffer Plus Rate is 20%, and the Cap is 35%, the Adjusted Index Return would equal the Index Return of -5% plus the Buffer Plus Rate of 20% resulting in an Adjusted Index Return of 15% at the end of the Interest Term, meaning your Indexed Account Value will increase by 15%. As a result, the 20% Buffer Plus Rate provided complete downside protection by preventing you from receiving negative Indexed Interest and instead resulted in you receiving positive Indexed Interest. If the Index Return is 10% (positive below the Buffer Plus Rate), the Adjusted Index Return would equal the Buffer Plus Rate of 20% at the end of the Interest Term, meaning your Indexed Account Value will increase by 20%. If the Index Return is 50% (positive above the Buffer Plus Rate), the Participation Rate is 100%, and the Cap is 30%, the Adjusted Index Return would equal the Cap of 30% at the end of the Interest Term, meaning your Indexed Account Value will increase by 30%. See “Participation Rate” above for an example demonstrating a scenario where the Index Return is positive and exceeds the Buffer Plus Rate, and no Cap applies. The Buffer Plus Rate will apply to each respective Point to Point Indexed Account with Buffer Plus Rate and will not change for the life of your Contract. It is possible that we will change the Buffer Plus Rate for Contracts issued in the future, and that future Contracts may have different Buffer Plus Rates for different Indexed Accounts.
Contract Changes Risk [Line Items]
Index-Linked Option Changes Features Risk [Text Block]
Buffer Plus Rate. The Buffer Plus Rate represents the percentage added to the Index Return to offset any negative Index Return including potentially providing a positive Adjusted Index Return when the Index Return is negative for a given Interest Term. It also represents the minimum Adjusted Index Return if the Index Return is positive or zero, and the point above which the Participation Rate applies to the Index Return in excess of the Buffer Plus Rate. It provides limited protection against negative Indexed Interest. In other words, the Buffer Plus Rate represents the amount of negative Index Return that may occur before you are credited with negative Indexed Interest and the minimum positive Indexed Interest credit you can expect if the Index Return is positive or zero.

For example, if you are allocated to an Indexed Account with a Buffer Plus Rate of 20% and a 35% Cap, and, at the end of an Interest Term, the Index Return is -5%, we would add the Buffer Plus Rate to the Index Return and credit Indexed Interest at the
Adjusted Index Return of 15% (-5% Index Return plus the Buffer Plus Rate of 20%) at the end of the Interest Term, meaning your Indexed Account Value will increase by 15%. In the same scenario, if the Index Return is 10%, the Index Return would be positive below the 35% Cap and the 20% Buffer Plus Rate, so we would credit Indexed Interest at the Buffer Plus Rate of 20%. The Adjusted Index Return would be 20% (the Buffer Plus Rate) at the end of the Interest Term, meaning your Indexed Account Value will increase by 20%. In the same scenario, if the Index Return is 50%, the Index Return would be positive above the 35% Cap, so we would credit Indexed Interest at the Cap of 35%. The Adjusted Index Return would be 35% (the Cap) at the end of the Interest Term, meaning your Indexed Account Value will increase by 35%. See “Participation Rate” above for an example demonstrating a scenario where the Index Return is positive and exceeds the Buffer Plus Rate, and no Cap applies. The Buffer Plus Rate is either 10%, 20%, or 30% depending on the Indexed Account selected. Please note that not all Indexed Accounts have a Crediting Method that includes a Buffer Plus Rate.

The Buffer or Buffer Plus Rate applicable to each respective Indexed Account with Buffer or Buffer Plus Rate will not change as long as we offer these Indexed Accounts. It is possible that we will change the Buffer or Buffer Plus Rate for Contracts issued in the future, and that future Contracts may have different Buffers and Buffer Plus Rates for different Indexed Accounts.

The Buffer and Buffer Plus Rate provide only limited protection from downside risk. You should understand that the Buffer and Buffer Plus Rate do not provide absolute protection against negative Indexed Interest. You may lose money. The Buffer and Buffer Plus Rate does not protect you from the Indexed Account Charge, even when your negative Adjusted Index Return is less than or equal to the Buffer and Buffer Plus Rate percentage.

Every Indexed Account has its own Indexed Account Value. Any portion of your Contract Value that is not allocated to an Indexed Account with a Crediting Method that includes the Buffer or Buffer Plus Rate will not benefit from the protection afforded by the Buffer or Buffer Plus Rate.

Index-Linked Option Details, Limits on Index Losses [Line Items]
Index-Linked Option Details, Limit on Index Losses Will Not Change During Crediting Period [Text Block]	The Buffer Plus Rate will apply to each respective Point to Point Indexed Account with Buffer Plus Rate and will not change for the life of your Contract.
Buffer Plus Rate Return Limit [Member] | S&P 500, Market Index, 6-year, Point to Point with Buffer Plus, Cap and Participation Rate, 10% Buffer Plus, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Plus Rate Return Limit [Member] | S&P 500, Market Index, 6-year, Point to Point with Buffer Plus, Cap and Participation Rate, 30% Buffer Plus, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	30.00%
10% Buffer [Member] | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Maximum Loss Resulting from Negative Index Performance, Risk [Percent]	90.00%
15% Buffer [Member] | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Maximum Loss Resulting from Negative Index Performance, Risk [Percent]	85.00%
20% Buffer [Member] | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Maximum Loss Resulting from Negative Index Performance, Risk [Percent]	80.00%
30% Buffer [Member] | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Maximum Loss Resulting from Negative Index Performance, Risk [Percent]	70.00%
100% Buffer [Member] | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Maximum Loss Resulting from Negative Index Performance, Risk [Percent]	0.00%
10% Buffer Plus Rate [Member] | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Maximum Loss Resulting from Negative Index Performance, Risk [Percent]	90.00%
20% Buffer Plus Rate [Member] | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Maximum Loss Resulting from Negative Index Performance, Risk [Percent]	80.00%
30% Buffer Plus Rate [Member] | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Maximum Loss Resulting from Negative Index Performance, Risk [Percent]	70.00%
Buffer With Charge Rate Return Limit [Member] | Nasdaq 100, Market Index, 1-year, Point to Point with Buffer and Trigger Rate, 15% Buffer, 1% Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Buffer With Charge Rate Return Limit [Member] | Nasdaq 100, Market Index, 1-year, Point to Point with Buffer with Charge, Cap and Participation Rate, 10% Buffer with charge, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer With Charge Rate Return Limit [Member] | Russell 2000, Market Index, 1-year, Point to Point with Buffer with Charge, Cap and Participation Rate, 10% Buffer with charge, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer With Charge Rate Return Limit [Member] | S&P 500, Market Index, 1-year, Point to Point with Buffer with charge, Cap and Participation Rate, 10% Buffer with charge, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer With Charge Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, 2-year, Point to Point with Buffer with Charge, Cap and Participation Rate, 10% Buffer with Charge, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer With Charge Rate Return Limit [Member] | Nasdaq 100, Market Index, 2-year, Point to Point with Buffer with Charge, Cap and Participation Rate, 10% Buffer with Charge, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer With Charge Rate Return Limit [Member] | PIMCO Equity Fusion (2), Market Index, 2-year, Point to Point with Buffer with Charge, Cap and Participation Rate, 10% Buffer with Charge, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer With Charge Rate Return Limit [Member] | Russell 2000, Market Index, 2-year, Point to Point with Buffer with Charge, Cap and Participation Rate, 10% Buffer with Charge, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer With Charge Rate Return Limit [Member] | S&P 500, Market Index, 2-year, Point to Point with Buffer with Charge, Cap and Participation Rate, 10% Buffer with Charge, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer With Charge Rate Return Limit [Member] | Russell 2000, Market Index, 6-year, Point to Point with Buffer with Charge, Cap and Participation Rate, 20% Buffer with charge, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Buffer With Charge Rate Return Limit [Member] | Russell 2000, Market Index, 6-year, Point to Point with Buffer with charge, Cap and Participation Rate, 10% Buffer with charge, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer With Charge Rate Return Limit [Member] | S&P 500, Market Index, 6-year, Point to Point with Buffer with Charge, Cap and Participation Rate, 10% Buffer with charge, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer With Charge Rate Return Limit [Member] | S&P 500, Market Index, 6-year, Point to Point with Buffer with Charge, Cap and Participation Rate, 20% Buffer with charge, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Buffer With Charge Rate Return Limit [Member] | S&P 500, Market Index, 6-year, Point to Point with Buffer with Charge, Cap and Participation Rate, 30% Buffer with charge, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	30.00%
Cap Rate During Surrender Period Return Limit [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	2.00%
Cap Rate During Surrender Period Return Limit [Member] | Nasdaq 100, Market Index, 1-year, Point to Point with Buffer, Cap and Participation Rate, 10% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Cap Rate During Surrender Period Return Limit [Member] | Nasdaq 100, Market Index, 1-year, Point to Point with Buffer with Charge, Cap and Participation Rate, 10% Buffer with charge, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Cap Rate During Surrender Period Return Limit [Member] | Nasdaq 100, Market Index, 1-year, Point to Point with Buffer, Cap and Participation Rate, 15% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Cap Rate During Surrender Period Return Limit [Member] | Russell 2000, Market Index, 1-year, Point to Point with Buffer, Cap and Participation Rate, 10% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Cap Rate During Surrender Period Return Limit [Member] | Russell 2000, Market Index, 1-year, Point to Point with Buffer with Charge, Cap and Participation Rate, 10% Buffer with charge, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Cap Rate During Surrender Period Return Limit [Member] | S&P 500, Market Index, 1-year, Point to Point with Buffer, Cap and Participation Rate, 10% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Cap Rate During Surrender Period Return Limit [Member] | S&P 500, Market Index, 1-year, Point to Point with Buffer with charge, Cap and Participation Rate, 10% Buffer with charge, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Cap Rate During Surrender Period Return Limit [Member] | S&P 500, Market Index, 1-year, Point to Point with Buffer, Cap and Participation Rate, 100% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Cap Rate During Surrender Period Return Limit [Member] | S&P 500, Market Index, 1-year, Point to Point with Buffer, Cap and Participation Rate, 15% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Cap Rate During Surrender Period Return Limit [Member] | MSCI Emerging Markets, Market Index, 2-year, Point to Point with Buffer, Cap and Participation Rate, 10% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Cap Rate During Surrender Period Return Limit [Member] | MSCI Emerging Markets, Market Index, 2-year, Point to Point with Buffer with Charge, Cap and Participation Rate, 10% Buffer with Charge, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Cap Rate During Surrender Period Return Limit [Member] | Nasdaq 100, Market Index, 2-year, Point to Point with Buffer, Cap and Participation Rate, 10% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Cap Rate During Surrender Period Return Limit [Member] | Nasdaq 100, Market Index, 2-year, Point to Point with Buffer with Charge, Cap and Participation Rate, 10% Buffer with Charge, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Cap Rate During Surrender Period Return Limit [Member] | PIMCO Equity Fusion (2), Market Index, 2-year, Point to Point with Buffer, Cap and Participation Rate, 10% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Cap Rate During Surrender Period Return Limit [Member] | PIMCO Equity Fusion (2), Market Index, 2-year, Point to Point with Buffer with Charge, Cap and Participation Rate, 10% Buffer with Charge, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Cap Rate During Surrender Period Return Limit [Member] | Russell 2000, Market Index, 2-year, Point to Point with Buffer, Cap and Participation Rate, 10% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Cap Rate During Surrender Period Return Limit [Member] | Russell 2000, Market Index, 2-year, Point to Point with Buffer with Charge, Cap and Participation Rate, 10% Buffer with Charge, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Cap Rate During Surrender Period Return Limit [Member] | S&P 500, Market Index, 2-year, Point to Point with Buffer, Cap and Participation Rate, 10% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Cap Rate During Surrender Period Return Limit [Member] | S&P 500, Market Index, 2-year, Point to Point with Buffer with Charge, Cap and Participation Rate, 10% Buffer with Charge, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Cap Rate During Surrender Period Return Limit [Member] | Nasdaq 100, Market Index, 6-year, Point to Point with Buffer, Cap and Participation Rate, 10% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Cap Rate During Surrender Period Return Limit [Member] | Nasdaq 100, Market Index, 6-year, Point to Point with Buffer, Cap and Participation Rate, 20% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Cap Rate During Surrender Period Return Limit [Member] | Russell 2000, Market Index, 6-year, Point to Point with Buffer with Charge, Cap and Participation Rate, 20% Buffer with charge, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Cap Rate During Surrender Period Return Limit [Member] | Russell 2000, Market Index, 6-year, Point to Point with Buffer, Cap and Participation Rate, 10% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Cap Rate During Surrender Period Return Limit [Member] | Russell 2000, Market Index, 6-year, Point to Point with Buffer with charge, Cap and Participation Rate, 10% Buffer with charge, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Cap Rate During Surrender Period Return Limit [Member] | Russell 2000, Market Index, 6-year, Point to Point with Buffer, Cap and Participation Rate, 20% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Cap Rate During Surrender Period Return Limit [Member] | S&P 500, Market Index, 6-year, Point to Point with Buffer, Cap and Participation Rate, 10% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Cap Rate During Surrender Period Return Limit [Member] | S&P 500, Market Index, 6-year, Point to Point with Buffer with Charge, Cap and Participation Rate, 10% Buffer with charge, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Cap Rate During Surrender Period Return Limit [Member] | S&P 500, Market Index, 6-year, Point to Point with Buffer, Cap and Participation Rate, 30% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Cap Rate During Surrender Period Return Limit [Member] | S&P 500, Market Index, 6-year, Point to Point with Buffer, Cap and Participation Rate, 20% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Cap Rate During Surrender Period Return Limit [Member] | S&P 500, Market Index, 6-year, Point to Point with Buffer with Charge, Cap and Participation Rate, 20% Buffer with charge, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Cap Rate During Surrender Period Return Limit [Member] | S&P 500, Market Index, 6-year, Point to Point with Buffer with Charge, Cap and Participation Rate, 30% Buffer with charge, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Cap Rate During Surrender Period Return Limit [Member] | S&P 500, Market Index, 6-year, Point to Point with Buffer, Cap and Participation Rate, 100% Buffer, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Cap Rate During Surrender Period Return Limit [Member] | S&P 500, Market Index, 6-year, Point to Point with Buffer Plus, Cap and Participation Rate, 10% Buffer Plus, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Cap Rate During Surrender Period Return Limit [Member] | S&P 500, Market Index, 6-year, Point to Point with Buffer Plus, Cap and Participation Rate, 20% Buffer Plus, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Cap Rate During Surrender Period Return Limit [Member] | S&P 500, Market Index, 6-year, Point to Point with Buffer Plus, Cap and Participation Rate, 30% Buffer Plus, 2% Cap during Surrender Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Cap Rate After Surrender Charge Period Return Limit [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	1.00%
S&P 500® Index [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]
Annual Return [Percent]		16.39%	23.31%	24.23%	(19.44%)	26.89%	16.26%	28.88%	(6.24%)	19.42%	9.54%
Annual Return, Example Capped and Buffered [Percent]		5.00%	5.00%	5.00%	(9.44%)	5.00%	5.00%	5.00%	0.00%	5.00%	5.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]	The S&P 500 Index is a price return index, not a “total return index” and therefore does not reflect dividends or distributions paid on the assets composing the Index. This will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Investment Types [Text Block]	S&P 500® Index. Widely regarded as the best gauge of the U.S. stock market, this world-renowned index tracks the performance of 500 large companies in leading industries of the U.S. economy.
Russell 2000® Index [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]
Annual Return [Percent]		11.29%	10.02%	15.09%	(21.56%)	13.70%	18.36%	23.72%	(12.18%)	13.14%	19.48%
Annual Return, Example Capped and Buffered [Percent]		5.00%	5.00%	5.00%	(11.56%)	5.00%	5.00%	5.00%	(2.18%)	5.00%	5.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]	The Russell 2000 Index is a price return index not a “total return index” and therefore does not reflect dividends or distributions paid on the assets composing the Index. This will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Investment Types [Text Block]
Russell 2000® Index. The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

Nasdaq-100 Index® [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]
Annual Return [Percent]		20.17%	24.88%	53.81%	(32.97%)	26.63%	47.58%	37.96%	(1.04%)	31.52%	5.89%
Annual Return, Example Capped and Buffered [Percent]		5.00%	5.00%	5.00%	(22.97%)	5.00%	5.00%	5.00%	0.00%	5.00%	5.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]	The NASDAQ 100 Index is a price return index not a “total return index” and therefore does not reflect dividends or distributions paid on the assets composing the Index. This will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Investment Types [Text Block]
Nasdaq-100 Index®. The Nasdaq-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology.

MSCI Emerging Markets Index [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]
Annual Return [Percent]		30.58%	5.05%	7.04%	(22.37%)	(4.59%)	15.84%	15.43%	(16.64%)	34.35%	8.58%
Annual Return, Example Capped and Buffered [Percent]		5.00%	5.00%	5.00%	(12.37%)	0.00%	5.00%	5.00%	(6.64%)	5.00%	5.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]	The MSCI Emerging Markets Index is a price return index not a “total return index” and therefore does not reflect dividends or distributions paid on the assets composing the Index. This will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Investment Types [Text Block]	MSCI Emerging Markets Index. The MSCI Emerging Markets Index captures large and mid-cap representation across 24 emerging markets countries. With 1,253 constituents as of November 29, 2024, the index covers approximately 85% of the free float-adjusted market capitalization in each country. Contracts purchased on or before April 30, 2024 may also have Indexed Accounts that credit interest based on the performance of the MSCI Emerging Markets Index. These Indexed Accounts are only available for Contract Owners that had Indexed Account Value invested in them as of May 7, 2024 and will close once the applicable Interest Term is over. No new allocations are permitted.
PIMCO Equity Fusion Index™ [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]
Annual Return [Percent]		19.45%	15.91%	25.73%	(25.32%)	15.88%	24.91%	25.86%	(9.34%)	25.70%	9.62%
Annual Return, Example Capped and Buffered [Percent]		5.00%	5.00%	5.00%	(15.32%)	5.00%	5.00%	5.00%	0.00%	5.00%	5.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]	The PIMCO Equity Fusion Index deducts fees and costs when calculating the Index Return, which reduces the Index Return and causes the Index to underperform a direct investment in the securities comprising the Index.
Index-Linked Option Details, Price Return Index Deducts Costs [Text Block]	The PIMCO Equity Fusion Index is a price return index not a “total return index” and therefore does not reflect dividends or distributions paid on the assets composing the Index. This will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Investment Types [Text Block]
PIMCO Equity Fusion Index™. The PIMCO Equity Fusion Index allocates to exchange-traded funds tracking four major equity markets: U.S. large-cap equities, U.S. small-cap equities, large-cap growth equities, and emerging markets equities. The index adjusts its allocation to the constituents quarterly according to predefined rules that attempt to capitalize on changes in the relative value and upside potential of the constituents over time. The PIMCO Equity Fusion Index deducts fees and costs when calculating the Index Return, which reduces the Index Return and causes the Index to underperform a direct investment in the securities comprising the Index. Performance shown for PIMCO Equity Fusion Index includes the annual embedded cost of 0.50%, which is deducted on a daily basis. Contracts purchased on or before April 30, 2024 may also have Indexed Accounts that credit interest based on the performance of the PIMCO Equity Fusion Index. These Indexed Accounts are only available for Contract Owners that had Indexed Account Value invested in them as of May 7, 2024 and will close once the applicable Interest Term is over. No new allocations are permitted.